UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.9%

Australia — 1.5%
AGL Energy	14,776	$177
ALS	8,674	43
Alumina*	54,517	78
Amcor	26,148	269
AMP	63,920	329
APA Group	18,263	126
Asciano	21,116	116
ASX	4,223	134
Aurizon Holdings	46,173	190
AusNet Services	37,752	46
Australia & New Zealand Banking Group	60,733	1,788
Bank of Queensland	7,971	88
Bendigo & Adelaide Bank	9,456	103
BHP Billiton	70,777	2,113
Boral	17,010	74
Brambles	35,854	300
Caltex Australia	2,864	78
Coca-Cola Amatil	12,385	100
Cochlear	1,233	80
Commonwealth Bank of Australia	35,688	2,525
Computershare	10,383	112
Crown Resorts	7,859	100
CSL	10,685	753
Dexus Property Group‡	118,677	126
Federation Centres‡	30,669	73
Flight Centre Travel Group	1,230	45
Fortescue Metals Group	34,306	106
Goodman Group‡	37,477	183
GPT Group‡	36,585	132
Harvey Norman Holdings	11,594	39
Iluka Resources	9,280	59
Incitec Pivot	35,990	92
Insurance Australia Group	51,027	292
Leighton Holdings	2,212	43
Lend Lease Group	11,785	162
Macquarie Group	6,249	336
Metcash	19,232	48
Mirvac Group‡	77,653	123
National Australia Bank	51,621	1,588
Newcrest Mining	16,820	138
Nordic American Offshore	1,500	24
Novion Property Group‡	45,514	84
Orica	8,010	145
Origin Energy	23,784	298
Qantas Airways*	23,932	35
QBE Insurance Group	29,566	300
Ramsay Health Care	2,800	129
REA Group	1,119	44
Rio Tinto	9,802	520
Santos	20,983	238
Scentre Group‡ *	121,107	377
Seek	7,012	102
Sonic Healthcare	8,038	132
Stockland‡	50,630	189
Suncorp Group	27,913	359
Sydney Airport	23,565	91
Tabcorp Holdings	16,611	59
Tatts Group	31,153	95
Teekay Tankers, Cl A	5,400	23

Description	Shares	Market Value ($ Thousands)
Telstra	94,988	$470
Toll Holdings	14,956	74
TPG Telecom	5,626	36
Transurban Group	39,107	279
Treasury Wine Estates	14,119	58
Tronox, Cl A	5,300	128
Wesfarmers	25,390	985
Westfield‡	45,210	315
Westpac Banking	68,227	2,086
Woodside Petroleum	16,170	570
Woolworths	27,387	867
WorleyParsons	4,495	54

		22,473

Austria — 0.0%
ANDRITZ	1,552	75
Erste Group Bank	5,873	149
IMMOFINANZ	20,121	61
OMV	3,134	99
Raiffeisen Bank International	2,404	51
Telekom Austria	1,337	10
Vienna Insurance Group Wiener Versicherung Gruppe	817	39
Voestalpine	2,363	95

		579

Bahamas — 0.0%
Ultrapetrol*	1,700	5

Belgium — 0.2%
Ageas	4,638	155
Anheuser-Busch InBev	17,580	1,941
Belgacom	3,239	122
Colruyt	1,506	69
Delhaize Group	2,183	149
Groupe Bruxelles Lambert	1,728	154
KBC Groep	5,338	286
Solvay	1,243	169
Telenet Group Holding*	1,095	62
UCB	2,715	219
Umicore	2,303	90

		3,416

Bermuda — 0.2%
Assured Guaranty	7,100	164
Axis Capital Holdings	4,400	212
Belmond, Cl A*	8,200	94
Endurance Specialty Holdings	1,800	104
Enstar Group*	800	119
Freescale Semiconductor*	4,100	82
Global Sources*	1,300	10
Lazard, Cl A (A)	5,100	251
Montpelier Re Holdings	3,300	109
PartnerRe	2,100	243
RenaissanceRe Holdings	1,600	165
Seadrill	14,800	340
Signet Jewelers	3,400	408
Third Point Reinsurance*	4,800	73
TransAtlantic Petroleum*	1,900	16
Validus Holdings	3,700	147
XL Group, Cl A	11,200	379

		2,916

1	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Bosnia and Herzegovina — 0.0%
Frontline*	6,200	$9

Brazil — 0.6%
ALL - America Latina Logistica	17,600	49
AMBEV	168,900	1,129
B2W Cia Digital*	4,200	55
Banco Bradesco ADR*	27,000	402
Banco do Brasil	31,500	356
Banco Santander Brasil	24,900	136
BB Seguridade Participacoes	26,800	361
BM&FBovespa	68,400	304
BR Malls Participacoes	17,800	144
BR Properties	9,700	50
BRF	23,600	620
CCR	33,500	252
Centrais Eletricas Brasileiras	20,900	53
CETIP - Mercados Organizados	9,300	119
Cia de Saneamento Basico do Estado de Sao Paulo	11,900	94
Cia de Saneamento de Minas Gerais-COPASA	2,100	24
Cia Siderurgica Nacional	27,900	94
Cielo	27,200	451
Cosan Industria e Comercio	4,300	61
CPFL Energia	9,200	70
EcoRodovias Infraestrutura e Logistica	9,300	42
EDP - Energias do Brasil	9,200	36
Embraer	26,100	255
Estacio Participacoes	11,400	133
Fibria Celulose*	8,800	108
JBS	28,900	130
Klabin	18,700	93
Kroton Educacional	52,600	379
Lojas Americanas	29,600	147
Lojas Renner	4,700	142
M Dias Branco	1,200	47
Multiplan Empreendimentos Imobiliarios	3,900	82
Natura Cosmeticos	7,400	109
Odontoprev	8,600	31
Petroleo Brasileiro	139,100	831
Porto Seguro	4,800	58
Qualicorp*	8,000	82
Raia Drogasil	7,900	72
Souza Cruz	15,700	128
Sul America	6,900	37
Tim Participacoes	29,400	161
Totvs	4,300	63
Tractebel Energia	6,500	89
Transmissora Alianca de Energia Eletrica	3,700	28
Ultrapar Participacoes	13,700	302
Via Varejo*	4,900	48
WEG	11,200	133

		8,590

Canada — 0.1%
Atlantic Power	10,700	24
Catamaran*	8,800	419

Description	Shares	Market Value ($ Thousands)
Kodiak Oil & Gas*	22,800	$246
Lions Gate Entertainment	3,400	113
Masonite International*	2,600	141
MDC Partners, Cl A	3,600	74
Tahoe Resources*	3,600	62
Teekay	1,900	111
Thomson Reuters	14,900	555

		1,745

Cayman Islands — 0.0%
Greenlight Capital Re, Cl A*	2,500	81
Herbalife	3,100	163
Theravance Biopharma*	2,000	36

		280

Chile — 0.1%
AES Gener	131,782	73
Aguas Andinas, Cl A	105,353	63
Banco de Credito e Inversiones	1,457	82
Banco Santander Chile	2,706,033	143
Cencosud	49,497	140
Cia Cervecerias Unidas	5,971	63
Colbun	381,359	103
Corpbanca	6,180,095	83
Embotelladorra Andina*	13,237	42
Empresa Nacional de Electricidad	139,510	217
Empresas COPEC	18,178	220
Enersis	741,848	236
ENTEL Chile	6,225	67
Latam Airlines Group*	13,122	157
SACI Falabella	36,780	268
Vina Concha y Toro	20,477	39

		1,996

China — 1.1%
AAC Technologies Holdings	25,000	150
Agile Property Holdings	60,000	34
Agricultural Bank of China, Cl H	708,000	329
Aluminum Corp of China, Cl H*	148,000	66
Anhui Conch Cement, Cl H	47,500	156
ANTA Sports Products	35,000	69
AviChina Industry & Technology, Cl H	92,000	70
Bank of China, Cl H	2,677,000	1,281
Bank of Communications, Cl H	293,000	220
Beijing Capital International Airport, Cl H	46,000	34
Byd, Cl H	22,000	140
China BlueChemical	60,000	21
China Cinda Asset Management, Cl H*	194,000	92
China CITIC Bank, Cl H	268,000	175
China Coal Energy, Cl H	131,000	80
China Communications Construction, Cl H	157,000	120
China Communications Services, Cl H	66,000	31
China Construction Bank, Cl H	2,443,000	1,821
China Everbright Bank, Cl H	86,000	42
China Longyuan Power Group, Cl H	108,000	115
China Lumena New Materials*	1,228,000	198
China Merchants Bank, Cl H	152,500	282

2	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
China National Building Material, Cl H	116,000	$108
China Oilfield Services, Cl H	64,000	134
China Pacific Insurance Group, Cl H	92,800	347
China Petroleum & Chemical, Cl H	866,000	750
China Railway Construction, Cl H	80,500	84
China Railway Group, Cl H	156,000	96
China Telecom, Cl H	452,000	288
China Vanke, Cl H*	53,200	99
Chongqing Changan Automobile, Cl B	31,500	70
Chongqing Rural Commercial Bank, Cl H	82,000	39
CITIC Securities, Cl H	41,500	103
Country Garden Holdings	183,000	72
CSR	82,000	83
Datang International Power Generation, Cl H	94,000	49
ENN Energy Holdings	26,000	169
Evergrande Real Estate Group	228,000	88
Fosun International*	67,500	80
Golden Eagle Retail Group	17,000	21
Great Wall Motor, Cl H	35,000	153
Guangzhou R&F Properties	45,600	50
Huaneng Power International, Cl H	114,000	140
Industrial & Commercial Bank of China, Cl H	2,488,000	1,646
Inner Mongolia Yitai Coal, Cl B	37,100	60
Intime Retail Group	39,000	34
Jiangsu Expressway, Cl H	38,000	42
Jiangxi Copper, Cl H	54,000	96
Kingsoft	22,000	52
PetroChina, Cl H	716,000	896
PICC Property & Casualty, Cl H	106,000	194
Ping An Insurance Group of China, Cl H	71,500	584
Shandong Weigao Group Medical Polymer, Cl H	56,000	56
Shanghai Electric Group, Cl H	104,000	52
Shanghai Fosun Pharmaceutical Group, Cl H	13,500	49
Shanghai Pharmaceuticals Holding, Cl H	18,500	46
Shenzhou International Group Holdings	19,000	66
Shimao Property Holdings	49,500	106
Sihuan Pharmaceutical Holdings Group	137,000	109
Sino-Ocean Land Holdings	125,500	72
Sinopec Engineering Group, Cl H	47,000	45
Sinopec Shanghai Petrochemical, Cl H	114,000	35
Sinopharm Group, Cl H	32,000	125
SOHO China	79,500	58
Sun Art Retail Group	76,000	81
Tencent Holdings	173,200	2,760
Tingyi Cayman Islands Holding	66,000	164
Tsingtao Brewery, Cl H	12,000	89
Uni-President China Holdings	43,000	40
Want Want China Holdings	200,000	273
Weichai Power, Cl H	20,000	77
Yanzhou Coal Mining, Cl H	60,000	50

Description	Shares	Market Value ($ Thousands)
Yingde Gases Group	38,000	$30
Zhuzhou CSR Times Electric, Cl H	17,500	75
ZTE, Cl H	12,600	31

		16,642

Colombia — 0.0%
Almacenes Exito	6,471	92
Cementos Argos	15,893	81
Ecopetrol	173,585	232
Financiera Colombiana	3,167	62
Interconexion Electrica ESP	10,192	44
Isagen ESP	27,433	36

		547

Czech Republic — 0.0%
AVG Technologies*	2,900	52
Central European Media Enterprises, Cl A*	5,600	14
CEZ	5,395	149
Komercni banka	533	114
O2 Czech Republic	2,039	23

		352

Denmark — 0.3%
AP Moeller - Maersk, Cl A	81	184
AP Moeller - Maersk, Cl B	150	349
Carlsberg, Cl B	2,298	202
Coloplast, Cl B	2,384	207
Danske Bank	13,841	380
DSV	3,781	113
Novo Nordisk, Cl B	43,696	1,976
Novozymes, Cl B	5,164	240
Pandora	2,405	202
TDC	17,087	130
Tryg	459	50
Vestas Wind Systems*	4,595	154
William Demant Holding*	495	38

		4,225

Egypt — 0.0%
Global Telecom Holding SAE GDR*	28,077	85

Finland — 0.2%
Elisa	2,992	82
Fortum	9,586	222
Kone, Cl B	6,707	288
Metso	2,436	79
Neste Oil	2,665	58
Nokia	81,939	684
Nokian Renkaat	2,499	70
Orion, Cl B	2,170	74
Sampo, Cl A	9,561	457
Stora Enso, Cl R	11,616	96
UPM-Kymmene	11,101	175
Wartsila Abp	3,230	150

		2,435

France — 1.7%
Accor	3,617	152
Aeroports de Paris	644	76
Air Liquide	7,601	917

3	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Alcatel-Lucent*	59,085	$181
Alstom	4,611	160
Arkema	1,217	75
AtoS	1,680	116
AXA	40,047	924
BNP Paribas	23,128	1,453
Bollore	115	54
Bouygues	4,196	145
Bureau Veritas	4,783	118
Capital Gemini	3,032	199
Carrefour	14,065	412
Casino Guichard Perrachon	1,199	123
Christian Dior	1,185	210
Cie de St.-Gobain	9,991	429
Cie Generale des Etablissements Michelin	3,977	345
CNP Assurances	3,688	69
Credit Agricole	22,732	336
Danone	12,812	870
Dassault Systemes	2,697	171
Edenred	4,431	123
Electricite de France	5,182	153
Essilor International	4,570	504
Eurazeo	809	54
Eutelsat Communications	3,338	108
Fonciere Des Regions‡	603	55
GDF Suez	32,088	778
Gecina‡	600	81
Groupe Eurotunnel	9,918	125
ICADE‡	795	63
Iliad	569	124
Imerys	736	53
JCDecaux	1,418	47
Kering	1,650	318
Klepierre‡	2,126	92
Lafarge	3,968	275
Lagardere SCA	2,493	61
Legrand	5,699	307
L’Oreal	5,424	850
LVMH Moet Hennessy Louis Vuitton	6,173	1,047
Natixis	19,443	134
Numericable Group*	1,100	41
Orange	41,465	661
Pernod Ricard	4,749	540
Peugeot	8,463	100
Publicis Groupe*	3,837	266
Remy Cointreau	523	37
Renault	4,073	302
Rexel	5,866	99
Safran	5,788	366
Sanofi	25,956	2,395
Schneider Electric	11,537	909
SCOR	3,260	100
Societe BIC	620	77
Societe Generale	15,957	768
Sodexo	1,997	192
Suez Environnement	6,223	105
Technip	2,201	159
Thales	1,969	98
Total	46,824	2,782
Unibail-Rodamco‡	3,229	827
Valeo	1,595	179
Vallourec	2,347	86

Description	Shares	Market Value ($ Thousands)
Veolia Environnement*	9,163	$153
Vinci	10,795	615
Vivendi	26,932	657
Wendel	673	74
Zodiac Aerospace	4,129	126

		25,601

Germany — 1.5%
adidas	4,743	345
Allianz	9,969	1,583
Axel Springer	842	46
BASF	20,156	1,774
Bayer	17,974	2,555
Bayerische Motoren Werke	7,343	785
Beiersdorf	2,221	180
Brenntag	3,327	161
Celesio	1,088	36
Commerzbank*	20,722	312
Continental	2,469	485
Daimler	21,152	1,644
Deutsche Bank	30,327	945
Deutsche Boerse	4,175	285
Deutsche Lufthansa	5,023	74
Deutsche Post	21,519	676
Deutsche Telekom	68,792	1,036
Deutsche Wohnen	6,140	138
E.ON	43,319	745
Fraport Frankfurt Airport Services Worldwide	793	49
Fresenius & KGaA	8,156	419
Fresenius Medical Care & KGaA	4,672	342
GEA Group	3,867	178
Hannover Rueck	1,297	108
HeidelbergCement	3,048	207
Henkel & KGaA	2,511	228
HOCHTIEF	444	33
HUGO BOSS	688	91
Infineon Technologies	23,966	232
K+S	3,704	103
Kabel Deutschland Holding	479	65
LANXESS	1,979	103
Linde	4,115	759
MAN	761	87
Merck KGaA	2,965	268
METRO	3,480	111
Muenchener Rueckversicherungs-Gesellschaft	3,735	734
OSRAM Licht*	1,919	67
ProSiebenSat.1 Media	4,677	188
RWE	10,482	371
SAP	20,257	1,377
Siemens	17,387	1,959
Sky Deutschland*	9,465	80
Telefonica Deutschland Holding	12,306	60
ThyssenKrupp	10,415	250
United Internet	3,012	118
Volkswagen	641	136

		22,528

Greece — 0.1%
Alpha Bank AE*	155,416	101
Eurobank Ergasias*	299,649	104
FF Group	1,385	45

4	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Hellenic Telecommunications Organization	8,798	$99
JUMBO	4,050	45
National Bank of Greece*	58,555	141
Navios Maritime Acquisition	7,000	22
Navios Maritime Holdings	7,000	41
OPAP	8,404	102
Piraeus Bank*	81,630	119
Public Power	4,729	36
Titan Cement	2,024	45

		900

Guernsey — 0.0%
Friends Life Group	29,852	154

Hong Kong — 1.3%
AIA Group	265,800	1,482
Alibaba Health Information Technology*	78,000	49
ASM Pacific Technology	5,300	58
Bank of East Asia	27,800	116
Beijing Enterprises Holdings	18,000	147
Beijing Enterprises Water Group*	138,000	99
Belle International Holdings	156,000	199
Biostime International Holdings	6,500	15
BOC Hong Kong Holdings	80,500	268
Brilliance China Automotive Holdings	104,000	180
Cathay Pacific Airways	24,000	45
Cheung Kong Holdings	31,000	550
Cheung Kong Infrastructure Holdings	15,000	109
China Agri-Industries Holdings	77,000	29
China Everbright	30,000	58
China Everbright International	87,000	120
China Gas Holdings	68,000	122
China Huishan Dairy Holdings	197,000	44
China International Marine Containers Group, Cl H	21,400	50
China Life Insurance, Cl H	254,000	760
China Mengniu Dairy	47,000	208
China Merchants Holdings International	38,000	120
China Minsheng Banking, Cl H	206,000	206
China Mobile	207,500	2,582
China Overseas Land & Investment	144,000	418
China Resources Enterprise	42,000	100
China Resources Gas Group	30,000	86
China Resources Land	74,000	176
China Resources Power Holdings	66,000	192
China Shenhua Energy, Cl H	116,000	327
China State Construction International Holdings	64,000	99
China Taiping Insurance Holdings*	29,800	64
China Unicom	158,000	238
CITIC	79,000	138
CLP Holdings	41,500	357
CNOOC	605,000	950
COSCO Pacific	56,000	74
CSPC Pharmaceutical Group	80,000	74

Description	Shares	Market Value ($ Thousands)
Dongfeng Motor Group, Cl H	94,000	$145
Far East Horizon	50,000	46
First Pacific	48,000	52
Franshion Properties China	160,000	38
Galaxy Entertainment Group	53,000	362
GCL-Poly Energy Holdings	325,000	110
Geely Automobile Holdings	175,000	78
Genting Singapore	128,000	109
GOME Electrical Appliances Holding	353,000	55
Guangdong Investment	80,000	105
Guangzhou Automobile Group, Cl H	76,000	68
Haier Electronics Group	39,000	105
Haitian International Holdings	25,000	54
Haitong Securities, Cl H	54,400	93
Hanergy Thin Film Power Group	402,000	92
Hang Lung Properties	50,000	156
Hang Seng Bank	16,700	283
Henderson Land Development	22,000	148
Hengan International Group	28,000	295
HKT Trust and HKT	55,000	67
Hong Kong & China Gas	136,000	317
Hong Kong Exchanges and Clearing	24,900	552
Hutchison Whampoa	47,000	596
Hysan Development	14,000	64
Kerry Properties	14,500	50
Kingboard Chemical Holdings	23,000	45
Kunlun Energy	112,000	148
Lenovo Group	216,000	318
Li & Fung	128,000	156
Link	50,000	294
Longfor Properties	56,500	65
MGM China Holdings	21,200	68
MTR	31,500	128
New China Life Insurance, Cl H	30,500	114
New World China Land	96,000	58
New World Development	112,000	141
Noble Group	88,000	82
NWS Holdings	32,000	60
PCCW	84,000	53
People’s Insurance Group of China, Cl H	240,000	104
Poly Property Group	92,000	36
Power Assets Holdings	30,500	294
Shanghai Industrial Holdings	19,000	59
Shangri-La Asia	30,000	44
Shui On Land	174,000	40
Sino Biopharmaceutical	96,000	97
Sino Land	64,000	106
SJM Holdings	43,000	91
Sun Hung Kai Properties	37,000	551
Swire Pacific, Cl A	13,500	177
Swire Properties	25,000	80
Techtronic Industries	34,500	108
Wharf Holdings	35,000	259
Wheelock	20,000	96
Wynn Macau	33,600	121
Yue Yuen Industrial Holdings	15,500	52
Yuexiu Property	274,000	50
Zhejiang Expressway, Cl H	42,000	42

5	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Zoomlion Heavy Industry Science and Technology	84,800	$41

		19,127

Hungary — 0.0%
MOL Hungarian Oil & Gas	2,025	96
OTP Bank	8,810	146
Richter Gedeon Nyrt	6,327	96

		338

India — 0.0%
Dr Reddy’s Laboratories ADR	100	5
GAIL India GDR	213	12
HDFC Bank ADR	100	5
Larsen & Toubro GDR	100	3

		25

Indonesia — 0.3%
Adaro Energy	516,900	48
Astra Agro Lestari	15,100	29
Astra International	707,900	397
Bank Central Asia	403,100	435
Bank Mandiri Persero	313,700	269
Bank Negara Indonesia Persero	242,000	119
Bank Rakyat Indonesia Persero	379,400	348
Bumi Serpong Damai	345,300	46
Charoen Pokphand	258,500	90
Global Indemnity, Cl A*	700	20
Global Mediacom	237,800	39
Gudang Garam	19,800	95
Indo Tambangraya Megah	15,300	27
Indocement Tunggal Prakarsa	55,600	110
Indofood CBP Sukses Makmur	36,700	34
Indofood Sukses Makmur	150,600	85
Jasa Marga Persero	59,500	31
Kalbe Farma	708,400	100
Lippo Karawaci	758,600	67
Matahari Department Store	68,600	83
Media Nusantara Citra	177,100	41
Perusahaan Gas Negara Persero	367,100	181
PT Bank Danamon Indonesia*	115,800	40
Semen Indonesia Persero	112,500	148
Surya Citra Media	163,500	46
Tambang Batubara Bukit Asam Persero	29,300	31
Telekomunikasi Indonesia Persero	1,619,600	369
Tower Bersama Infrastructure	81,300	60
Unilever Indonesia	52,600	132
United Tractors	67,500	103
XL Axiata	90,500	41

		3,664

Ireland — 0.8%
Accenture, Cl A	26,700	2,166
Actavis*	10,800	2,622
Alkermes*	6,400	324
Allegion	4,100	218
Ardmore Shipping	1,500	15
Bank of Ireland*	577,229	226
CRH	15,402	341
Eaton	20,300	1,389
Endo International*	6,600	442
Experian	21,308	320

Description	Shares	Market Value ($ Thousands)
Horizon Pharma*	5,400	$70
Ingersoll-Rand	11,600	726
Jazz Pharmaceuticals*	2,500	422
Kerry Group, Cl A	3,439	233
Mallinckrodt*	4,700	433
Pentair	8,400	563
Perrigo	5,800	936
Prothena*	2,300	50
Ryanair Holdings ADR*	700	39

		11,535

Isle of Man — 0.0%
Eros International*	1,800	33

Israel — 0.1%
Bank Hapoalim	22,271	114
Bank Leumi Le-Israel*	27,994	99
Bezeq The Israeli Telecommunication	41,249	70
Delek Group	102	35
Israel*	56	28
Israel Chemicals	9,339	63
magicJack VocalTec*	1,500	14
Mizrahi Tefahot Bank*	3,032	33
NICE-Systems	1,222	48
Stratasys*	2,000	241
Teva Pharmaceutical Industries	18,273	1,012
Wix.com*	1,200	20

		1,777

Italy — 0.5%
Assicurazioni Generali	26,102	534
Atlantia	9,569	225
Banca Monte dei Paschi di Siena*	95,191	72
Banco Popolare SC*	8,862	128
CNH Industrial	20,457	167
Enel	146,058	745
Enel Green Power	37,259	91
Eni	56,012	1,193
Exor	2,128	93
Fiat Chrysler Automobiles*	29,540	329
Finmeccanica	8,559	77
Intesa Sanpaolo	277,805	806
Luxottica Group	3,594	183
Mediobanca	14,735	130
Pirelli & C.	5,129	69
Prysmian	4,401	76
Saipem	5,685	89
Snam	43,627	236
Telecom Italia	361,862	378
Terna Rete Elettrica Nazionale	32,733	165
UniCredit	97,786	706
Unione di Banche Italiane SCpA	20,336	159
UnipolSai	19,289	52

		6,703

Japan — 3.9%
ABC-Mart	500	28
Acom*	8,900	29
Advantest	3,400	39
Aeon	13,700	134
AEON Financial Service	2,500	51

6	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Aeon Mall	2,500	$45
Air Water	4,000	63
Aisin Seiki	4,200	137
Ajinomoto	12,000	225
Alfresa Holdings	7,800	98
Amada	7,800	66
ANA Holdings	25,000	57
Aozora Bank	24,000	84
Asahi Glass	22,000	113
Asahi Group Holdings	8,400	257
Asahi Kasei	26,000	209
Asics	3,200	74
Astellas Pharma	47,000	712
Bandai Namco Holdings	3,900	94
Bank of Kyoto	7,000	59
Bank of Yokohama	24,000	136
Benesse Holdings	1,500	47
Bridgestone	14,200	463
Brother Industries	5,200	91
Calbee	1,700	59
Canon	24,600	744
Casio Computer	4,600	71
Central Japan Railway	3,200	471
Chiba Bank	17,000	119
Chiyoda	5,000	50
Chubu Electric Power	14,000	165
Chugai Pharmaceutical	4,900	149
Chugoku Bank	3,400	50
Chugoku Electric Power	6,400	83
Citizen Holdings	5,700	36
Credit Saison	3,200	66
Dai Nippon Printing	12,000	116
Daicel	5,000	57
Daido Steel	7,000	26
Daihatsu Motor	4,200	59
Dai-ichi Life Insurance	23,300	343
Daiichi Sankyo	14,300	211
Daikin Industries	5,200	316
Daito Trust Construction	1,500	185
Daiwa House Industry	12,800	238
Daiwa Securities Group	37,000	284
Dena	2,300	29
Denso	10,500	469
Dentsu	4,600	166
Don Quijote Holdings	1,200	71
East Japan Railway	7,500	578
Eisai	5,400	207
Electric Power Development	2,500	87
FamilyMart	1,200	47
FANUC	4,100	699
Fast Retailing	1,200	432
Fuji Electric	12,000	51
Fuji Heavy Industries	12,600	405
FUJIFILM Holdings	10,000	329
Fujitsu	41,000	243
Fukuoka Financial Group	17,000	85
Gree	2,500	17
GungHo Online Entertainment	8,600	34
Gunma Bank	7,000	43
Hachijuni Bank	10,000	60
Hakuhodo DY Holdings	5,100	50
Hamamatsu Photonics	1,500	67
Hankyu Hanshin Holdings	24,000	139
Hikari Tsushin	200	13

Description	Shares	Market Value ($ Thousands)
Hino Motors	5,700	$81
Hirose Electric	700	84
Hiroshima Bank	10,000	49
Hisamitsu Pharmaceutical	1,200	40
Hitachi	105,000	805
Hitachi Chemical	2,200	38
Hitachi Construction Machinery	2,400	48
Hitachi High-Technologies	1,200	36
Hitachi Metals	5,000	82
Hokuhoku Financial Group	27,000	53
Hokuriku Electric Power	3,700	49
Honda Motor	35,900	1,114
Hoya	9,600	335
Hulic	5,100	55
Ibiden	2,700	39
Idemitsu Kosan	2,000	39
IHI	29,000	136
Iida Group Holdings	2,400	26
Inpex	18,900	237
Isetan Mitsukoshi Holdings	7,300	97
Isuzu Motors	13,500	172
ITOCHU	32,700	390
Itochu Techno-Solutions	500	20
Iyo Bank	5,400	57
J Front Retailing	5,200	68
Japan Airlines	5,000	133
Japan Display	7,300	21
Japan Exchange Group	5,600	134
Japan Prime Realty Investment‡	17	62
Japan Real Estate Investment‡	27	146
Japan Retail Fund Investment‡	49	98
Japan Tobacco	24,200	813
JFE Holdings	10,600	206
JGC	5,000	126
Joyo Bank	15,000	79
JSR	4,000	71
JTEKT	4,400	68
JX Holdings	49,300	209
Kajima	18,000	79
Kakaku.com	3,200	42
Kamigumi	5,000	47
Kaneka	5,000	27
Kansai Electric Power	15,500	151
Kansai Paint	5,000	75
Kao	11,300	434
Kawasaki Heavy Industries	31,000	119
KDDI	12,600	812
Keikyu	10,000	82
Keio	12,000	90
Keisei Electric Railway	5,000	58
Keyence	1,000	468
Kikkoman	4,000	90
Kintetsu	40,000	138
Kirin Holdings	17,900	228
Kobe Steel	65,000	101
Koito Manufacturing	2,200	64
Komatsu	20,200	470
Konami	2,200	43
Konica Minolta	10,300	112
Kubota	24,000	372
Kuraray	7,500	86
Kurita Water Industries	2,200	47
Kyocera	6,800	306
Kyowa Hakko Kirin	5,000	57

7	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Kyushu Electric Power	9,500	$101
Lawson	1,500	100
LIXIL Group	6,000	128
M3	4,300	71
Mabuchi Motor	500	42
Makita	2,800	155
Marubeni	35,800	226
Marui Group	5,100	42
Maruichi Steel Tube	1,000	23
Mazda Motor	11,600	263
McDonald’s Holdings Japan	1,500	36
Medipal Holdings	2,900	32
MEIJI Holdings	1,200	99
Miraca Holdings	1,200	50
Mitsubishi	30,300	585
Mitsubishi Chemical Holdings	29,800	145
Mitsubishi Electric	41,000	511
Mitsubishi Estate	27,000	673
Mitsubishi Gas Chemical	7,000	41
Mitsubishi Heavy Industries	65,000	396
Mitsubishi Logistics	2,000	30
Mitsubishi Materials	24,000	73
Mitsubishi Motors	13,800	139
Mitsubishi Tanabe Pharma	4,900	73
Mitsubishi UFJ Financial Group	275,500	1,554
Mitsubishi UFJ Lease & Finance	11,100	57
Mitsui	37,300	554
Mitsui Chemicals	17,000	49
Mitsui Fudosan	20,000	626
Mitsui OSK Lines	25,000	77
Mizuho Financial Group	507,800	906
MS&AD Insurance Group Holdings	11,000	231
Murata Manufacturing	4,500	490
Nabtesco	2,500	60
Nagoya Railroad	17,000	72
NEC	56,000	193
Nexon	2,900	25
NGK Insulators	6,000	127
NGK Spark Plug	3,900	100
NH Foods	5,000	113
NHK Spring	3,400	30
Nidec	5,000	322
Nikon	7,400	99
Nintendo	2,200	234
Nippon Building Fund‡	32	178
Nippon Electric Glass	10,000	46
Nippon Express	20,000	86
Nippon Paint Holdings	5,000	110
Nippon Prologis‡	30	69
Nippon Steel & Sumitomo Metal	163,000	422
Nippon Telegraph & Telephone	8,100	498
Nippon Yusen	34,000	87
Nissan Motor	54,000	481
Nisshin Seifun Group	4,400	44
Nissin Foods Holdings	1,200	63
Nitori Holdings	1,500	94
Nitto Denko	3,500	186
NOK	2,000	50
Nomura Holdings	80,000	482
Nomura Real Estate Holdings	2,800	49
Nomura Research Institute	2,400	78
NSK	10,000	127
NTT Data	2,700	103

Description	Shares	Market Value ($ Thousands)
NTT DOCOMO	32,900	$546
NTT Urban Development	2,500	28
Obayashi	15,000	102
Odakyu Electric Railway	15,000	139
Oji Holdings	17,000	60
Olympus	5,100	178
Omron	4,500	208
Ono Pharmaceutical	1,700	169
Oracle Japan	700	27
Oriental Land	1,200	254
ORIX	28,700	386
Osaka Gas	42,000	165
Otsuka	1,000	36
Otsuka Holdings	8,500	294
Panasonic	48,500	565
Park24	2,200	33
Rakuten	17,700	196
Recruit Holdings	3,100	102
Resona Holdings	47,700	267
Ricoh	15,400	158
Rinnai	700	61
Rohm	2,200	131
Sankyo	1,000	36
Sanrio	1,000	29
Santen Pharmaceutical	1,700	99
SBI Holdings	4,400	49
Secom	4,600	277
Sega Sammy Holdings	4,100	64
Seibu Holdings*	2,500	48
Seiko Epson	3,100	141
Sekisui Chemical	10,000	121
Sekisui House	11,900	145
Seven & I Holdings	16,400	626
Seven Bank	13,200	54
Sharp	35,000	86
Shikoku Electric Power	3,900	52
Shimadzu	5,000	43
Shimamura	500	43
Shimano	1,700	222
Shimizu	12,000	86
Shin-Etsu Chemical	8,800	553
Shinsei Bank	37,000	81
Shionogi	6,300	160
Shiseido	8,000	131
Shizuoka Bank	12,000	121
Showa Shell Sekiyu	4,200	35
SMC	1,200	333
SoftBank	20,900	1,480
Sompo Japan Nipponkoa Holdings	7,100	174
Sony	25,600	473
Sony Financial Holdings	3,700	58
Stanley Electric	3,200	63
Sumitomo	24,700	259
Sumitomo Chemical	31,000	105
Sumitomo Dainippon Pharma	3,400	39
Sumitomo Electric Industries	16,300	215
Sumitomo Heavy Industries	12,000	65
Sumitomo Metal Mining	12,000	162
Sumitomo Mitsui Financial Group	27,600	1,083
Sumitomo Mitsui Trust Holdings	70,000	277
Sumitomo Realty & Development	8,000	292
Sumitomo Rubber Industries	3,700	50
Suntory Beverage & Food	3,500	124

8	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Suruga Bank	3,800	$78
Suzuken	1,500	40
Suzuki Motor	7,800	254
Sysmex	3,200	135
T&D Holdings	12,600	158
Taiheiyo Cement	25,000	90
Taisei	22,000	121
Taisho Pharmaceutical Holdings	700	49
Taiyo Nippon Sanso	5,000	44
Takashimaya	5,000	42
Takeda Pharmaceutical	17,100	733
TDK	2,700	148
Teijin	20,000	48
Terumo	6,500	158
THK	2,500	61
Tobu Railway	22,000	110
Toho	2,400	54
Toho Gas	10,000	53
Tohoku Electric Power	9,800	120
Tokio Marine Holdings	15,500	486
Tokyo Electric Power	32,100	114
Tokyo Electron	3,600	223
Tokyo Gas	51,000	289
Tokyo Tatemono	10,000	84
Tokyu	25,000	162
Tokyu Fudosan Holdings	10,700	74
TonenGeneral Sekiyu	7,000	61
Toppan Printing	12,000	80
Toray Industries	32,000	211
Toshiba	88,000	380
TOTO	7,000	77
Toyo Seikan Group Holdings	3,500	41
Toyo Suisan Kaisha	2,000	68
Toyoda Gosei	1,500	28
Toyota Industries	3,400	158
Toyota Motor	60,300	3,495
Toyota Tsusho	4,700	115
Trend Micro	2,200	72
Unicharm	13,500	310
United Urban Investment‡	54	84
USS	4,600	71
West Japan Railway	3,700	175
Yahoo Japan	29,400	104
Yakult Honsha	2,000	108
Yamada Denki	19,000	60
Yamaguchi Financial Group	5,000	47
Yamaha	3,700	50
Yamaha Motor	5,500	101
Yamato Holdings	7,800	164
Yamato Kogyo	700	22
Yamazaki Baking	2,000	24
Yaskawa Electric	4,700	59
Yokogawa Electric	4,600	62
Yokohama Rubber	5,000	44

		58,508

Jersey — 0.0%
DHT Holdings	7,700	51
Randgold Resources	1,926	114

		165

Description	Shares	Market Value ($ Thousands)
Kashmiri — 0.0%
Hotel Shilla	1,138	$107

Luxembourg — 0.1%
Altice*	1,874	117
Altisource Portfolio Solutions*	1,300	97
ArcelorMittal	23,145	303
Millicom International Cellular	1,434	117
RTL Group	804	75
SES	6,495	224
Tenaris	10,937	215
Trinseo*	1,000	14

		1,162

Macau — 0.0%
Sands China	54,000	336

Malaysia — 0.4%
AirAsia	46,300	35
Alliance Financial Group	34,500	50
AMMB Holdings	62,600	129
Astro Malaysia Holdings	58,900	59
Axiata Group	94,500	203
Berjaya Sports Toto	34,500	38
British American Tobacco	5,600	118
Bumi Armada*	76,700	37
CIMB Group Holdings	169,361	334
Dialog Group	140,600	69
DiGi.Com	111,500	210
Felda Global Ventures Holdings	51,700	58
Gamuda	71,300	111
Genting	76,000	225
Genting Malaysia	110,500	144
Genting Plantations*	7,600	24
Hong Leong Bank	14,300	64
Hong Leong Financial Group	6,700	37
IHH Healthcare	79,900	120
IJM	46,100	97
IOI	100,400	149
IOI Properties Group	57,700	48
Kuala Lumpur Kepong	16,900	118
Malayan Banking	145,300	429
Malaysia Airports Holdings	22,800	50
Maxis	69,700	143
MMC*	29,200	23
Petronas Chemicals Group	91,400	171
Petronas Dagangan	8,500	53
Petronas Gas	22,300	152
PPB Group*	15,900	77
Public Bank	91,000	513
RHB Capital	15,800	42
SapuraKencana Petroleum	135,900	141
Sime Darby	104,200	307
Telekom	20,100	44
Tenaga Nasional	94,500	384
UEM Sunrise	87,500	50
UMW Holdings	20,300	72
YTL	122,100	62
YTL Power International	20,600	10

		5,200

9	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Mexico — 0.5%
Alfa, Cl A	94,800	$302
America Movil	1,156,100	1,412
Arca Continental	13,000	84
Cemex*	424,600	523
Coca-Cola Femsa	14,100	149
Compartamos*	37,400	83
El Puerto de Liverpool	5,700	67
Fibra Uno Administracion‡	86,000	298
Fomento Economico Mexicano	64,200	618
Genomma Lab Internacional, Cl B*	28,000	71
Gruma, Cl B*	6,400	70
Grupo Aeroportuario del Pacifico, Cl B	9,800	67
Grupo Aeroportuario del Sureste*	6,200	83
Grupo Bimbo, Ser A	56,900	167
Grupo Carso	19,400	110
Grupo Financiero Banorte, Cl O	85,300	546
Grupo Financiero Inbursa, Cl O	76,900	232
Grupo Financiero Santander Mexico, Cl B	60,600	161
Grupo Lala, Cl B	19,300	44
Grupo Mexico	138,100	475
Grupo Televisa	88,200	638
Industrias Penoles	5,365	121
Kimberly-Clark de Mexico, Cl A	55,900	130
Mexichem	32,100	131
OHL Mexico*	23,600	66
Promotora y Operadora de Infraestructura*	11,000	152
Wal-Mart de Mexico	179,100	415

		7,215

Netherlands — 1.1%
Aegon	41,347	336
Airbus Group	13,018	776
Akzo Nobel	5,453	362
ASML Holding	7,958	792
Boskalis Westminster	1,869	100
Chicago Bridge & Iron	4,000	219
Corio‡	1,515	74
Delta Lloyd	4,312	98
Frank’s International	1,500	26
Fugro	1,607	22
Gemalto	2,698	206
Heineken	5,072	379
Heineken Holding	2,193	142
ING Groep*	84,568	1,209
James Hardie Industries	9,571	101
Koninklijke Ahold	21,190	354
Koninklijke DSM	3,660	229
Koninklijke KPN	68,921	226
Koninklijke Philips	21,719	607
Koninklijke Vopak	1,537	77
LyondellBasell Industries, Cl A	18,600	1,704
Nielsen	11,800	501
OCI*	1,794	62
QIAGEN*	14,667	345
Randstad Holding	2,625	116
Reed Elsevier	15,875	365
Royal Dutch Shell, Cl A	85,998	3,076
Royal Dutch Shell, Cl B	53,208	1,968

Description	Shares	Market Value ($ Thousands)
STMicroelectronics	13,172	$88
TNT Express	9,234	54
Unilever	35,653	1,382
Vistaprint*	2,900	194
Wolters Kluwer	6,435	172
Ziggo	3,239	158

		16,520

New Zealand — 0.0%
Auckland International Airport	20,790	62
Contact Energy	7,823	38
Fletcher Building	15,088	101
Ryman Healthcare	8,015	47
Spark New Zealand	41,949	103
Xero*	1,364	17

		368

Norway — 0.2%
Akastor	3,236	11
Aker Solutions*	3,236	21
DNB	22,098	406
Gjensidige Forsikring	4,201	76
Knightsbridge Shipping	3,100	27
Nordic American Tankers	7,600	64
Norsk Hydro	28,750	161
Orkla	19,551	149
Seadrill	8,103	182
Statoil	24,989	567
Telenor	17,211	387
Yara International	4,257	195

		2,246

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	2,500	84
Copa Holdings, Cl A	1,500	176

		260

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	6,600	61
Credicorp	2,100	338

		399

Philippines — 0.1%
Aboitiz Equity Ventures	65,890	76
Aboitiz Power	47,400	43
Alliance Global Group	73,200	41
Ayala	7,610	117
Ayala Land	253,300	189
Bank of the Philippine Islands	18,880	40
BDO Unibank	43,660	95
DMCI Holdings	143,300	52
Energy Development*	300,600	52
Globe Telecom	1,280	48
International Container Terminal Services	12,240	32
JG Summit Holdings*	80,450	114
Jollibee Foods	14,210	62
Megaworld	497,000	55
Metro Pacific Investments	472,300	53
Metropolitan Bank & Trust	4,100	8

10	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Philippine Long Distance Telephone	3,370	$235
SM Investments	5,060	88
SM Prime Holdings	241,300	94
Universal Robina	26,480	110

		1,604

Poland — 0.2%
Alior Bank*	2,102	47
Bank Millennium*	17,357	43
Bank Pekao	5,003	262
Bank Zachodni*	1,165	132
Cyfrowy Polsat	8,852	68
Energa	9,269	69
Getin Noble Bank*	47,241	36
Grupa Azoty*	2,181	41
KGHM Polska Miedz	5,814	225
LPP*	35	105
mBank*	601	89
Orange Polska	23,314	70
PGE	31,392	206
Polski Koncern Naftowy Orlen	12,099	151
Polskie Gornictwo Naftowe i Gazownictwo	69,727	104
Powszechna Kasa Oszczednosci Bank Polski	33,719	376
Powszechny Zaklad Ubezpieczen	2,371	356
Tauron Polska Energia	46,041	72

		2,452

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	776,174	88
Energias de Portugal	48,408	208
Galp Energia SGPS	8,170	118
Jeronimo Martins SGPS	5,457	48

		462

Puerto Rico — 0.0%
First BanCorp*	8,500	44
OFG Bancorp	3,600	56
Triple-S Management, Cl B*	2,330	52

		152

Qatar — 0.1%
Barwa Real Estate	33,069	390
Commercial Bank of Qatar	5,212	106
Doha Bank QSC	5,156	82
Industries Qatar QSC	3,869	200
Masraf Al Rayan	13,701	192
Ooredoo QSC	3,323	113
Qatar Electricity & Water	1,698	85
Qatar Islamic Bank SAQ	2,971	91
Qatar National Bank SAQ	3,887	229
Vodafone Qatar	14,995	85

		1,573

Russia — 0.4%
Gazprom ADR	203,252	1,339
Lukoil ADR	17,946	880
Magnit GDR	8,884	595
MegaFon GDR	3,552	83
MMC Norilsk Nickel ADR	20,392	380
Mobile Telesystems ADR	17,900	256

Description	Shares	Market Value ($ Thousands)
NOVATEK OAO GDR	2,600	$279
Rosneft GDR	42,361	236
Rostelecom*	4,697	70
RusHydro JSC ADR	42,784	71
Sberbank of Russia ADR	66,389	504
Severstal OAO GDR	8,478	90
Sistema GDR	6,716	54
Surgutneftegas OAO ADR	55,123	364
Tatneft OAO ADR	8,394	299
Uralkali GDR	9,466	169
VTB Bank GDR	92,086	174

		5,843

Singapore — 0.3%
Ascendas‡	44,000	76
Avago Technologies, Cl A	10,700	923
CapitaCommercial Trust‡	45,000	58
CapitaLand	55,000	136
CapitaMall Trust‡	52,000	80
City Developments	10,000	73
ComfortDelGro	45,000	92
DBS Group Holdings	39,000	561
Global Logistic Properties	66,000	141
Golden Agri-Resources	152,000	61
Hutchison Port Holdings Trust, Cl U	121,000	82
Jardine Cycle & Carriage	2,000	62
Keppel	31,000	228
Keppel Land	15,000	39
Olam International	10,000	17
Oversea-Chinese Banking	65,000	500
Sembcorp Industries	22,000	83
Sembcorp Marine	17,000	48
Singapore Airlines	12,000	92
Singapore Exchange	17,000	93
Singapore Press Holdings	34,000	113
Singapore Technologies Engineering	34,000	99
Singapore Telecommunications	174,000	512
StarHub	12,000	39
United Overseas Bank	29,000	519
UOL Group	10,000	50
Wilmar International	41,000	102
Yangzijiang Shipbuilding Holdings	42,000	37

		4,916

Slovak Republic — 0.0%
Celltrion	2,067	81

South Africa — 0.7%
African Rainbow Minerals	4,672	58
Anglo American Platinum*	2,214	70
AngloGold Ashanti	14,830	126
Aspen Pharmacare Holdings	10,731	382
Barclays Africa Group	10,730	169
Barloworld	8,659	75
Bidvest Group	10,495	288
Brait*	12,294	92
Coronation Fund Managers	8,397	73
Discovery*	11,294	103
Exxaro Resources	4,327	45

11	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
FirstRand	107,532	$460
Foschini Group	6,476	73
Gold Fields	28,020	92
Growthpoint Properties‡	79,800	193
Harmony Gold Mining*	15,966	26
Impala Platinum Holdings	19,848	144
Imperial Holdings	6,767	116
Investec	9,417	86
Kumba Iron Ore	2,725	68
Liberty Holdings	4,358	50
Life Healthcare Group Holdings	29,472	111
Massmart Holdings	3,639	39
Mediclinic International	12,040	107
MMI Holdings	33,307	85
Mr Price Group	7,703	159
MTN Group	57,640	1,273
Nampak	23,353	95
Naspers, Cl N	12,823	1,593
Nedbank Group	6,592	144
Netcare	30,133	91
Northam Platinum*	14,658	45
Pick n Pay Stores*	7,291	35
Rand Merchant Insurance Holdings	22,395	80
Redefine Properties‡	122,575	111
Remgro	16,910	387
RMB Holdings	25,034	139
Sanlam	63,167	398
Sappi*	18,465	73
Sasol	18,838	937
Shoprite Holdings	15,279	221
SPAR Group	4,851	57
Standard Bank Group	39,834	500
Steinhoff International Holdings	74,073	378
Tiger Brands	5,475	164
Truworths International	12,450	85
Vodacom Group	13,046	158
Woolworths Holdings	30,793	219

		10,473

South Korea — 1.3%
Amorepacific	112	241
AMOREPACIFIC Group	102	113
BS Financial Group	6,117	95
Cheil Worldwide*	2,700	42
CJ	495	81
CJ CheilJedang	258	94
Coway	1,951	149
Daelim Industrial	1,011	67
Daewoo Engineering & Construction*	4,074	25
Daewoo International	1,670	53
Daewoo Securities*	6,597	69
Daewoo Shipbuilding & Marine Engineering	3,834	66
DGB Financial Group	4,346	62
Dongbu Insurance	1,483	83
Doosan	249	26
Doosan Heavy Industries & Construction	2,165	47
Doosan Infracore*	5,079	51
E-Mart	713	132
GS Engineering & Construction*	1,732	45
GS Holdings	1,617	63

Description	Shares	Market Value ($ Thousands)
Halla Visteon Climate Control	1,293	$58
Hana Financial Group	9,987	346
Hankook Tire	2,518	130
Hanwha	1,490	38
Hanwha Chemical	3,629	41
Hanwha Life Insurance	6,806	52
Hite Jinro	792	20
Hyosung	757	45
Hyundai Department Store	483	61
Hyundai Development Co-Engineering & Construction*	1,956	74
Hyundai Engineering & Construction	2,494	113
Hyundai Glovis	444	110
Hyundai Heavy Industries	1,489	138
Hyundai Marine & Fire Insurance	2,209	58
Hyundai Merchant Marine	2,580	28
Hyundai Mipo Dockyard*	388	28
Hyundai Mobis	2,547	596
Hyundai Motor	7,776	1,237
Hyundai Steel	2,592	165
Hyundai Wia	533	92
Industrial Bank of Korea	8,743	128
Kangwon Land	4,068	133
KB Financial Group	13,107	515
KCC	160	89
Kia Motors	9,920	484
Korea Aerospace Industries	1,857	72
Korea Electric Power	8,171	355
Korea Gas	901	42
Korea Investment Holdings*	1,396	71
Korea Zinc	318	120
Korean Airlines*	976	35
KT	1,891	58
KT&G	3,831	340
Kumho Petrochemical*	484	35
LG	3,187	190
LG Chemical	1,736	325
LG Display*	8,090	237
LG Electronics	3,928	240
LG Household & Health Care	319	186
LG Innotek*	498	39
LG Uplus	6,523	67
Lotte Chemical	513	70
Lotte Confectionery	24	43
Lotte Shopping	372	103
LS	708	40
LS Industrial Systems*	643	38
Mirae Asset Securities	862	37
NAVER	882	622
NCSoft	485	67
OCI	573	49
Orion	123	95
Paradise	1,623	50
POSCO	2,236	640
S-1, Cl 1	633	44
Samsung C&T	4,360	295
Samsung Card	1,062	46
Samsung Electro-Mechanics	2,118	96
Samsung Electronics	4,391	5,111
Samsung Engineering	1,035	60
Samsung Fire & Marine Insurance	1,100	296
Samsung Heavy Industries	5,863	143
Samsung Life Insurance	2,018	220

12	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Samsung SDI	1,838	$217
Samsung Securities	2,183	98
Samsung Techwin*	1,291	40
Shinhan Financial Group	14,606	687
Shinsegae*	208	39
SK C&C	661	150
SK Holdings	855	134
SK Hynix	20,006	888
SK Innovation	2,059	169
SK Networks	4,386	45
SK Telecom	346	86
S-Oil	1,531	58
Woori Finance Holdings	10,287	115
Woori Investment & Securities*	4,492	49
Yuhan*	205	34

		19,769

Spain — 0.7%
Abertis Infraestructuras	8,566	178
ACS Actividades de Construccion y Servicios	3,699	137
Amadeus IT Holding, Cl A	8,719	320
Banco Bilbao Vizcaya Argentaria	130,717	1,459
Banco de Sabadell	79,236	228
Banco Popular Espanol	41,227	236
Banco Santander	264,819	2,332
Bankia*	96,566	172
CaixaBank	41,664	227
Cemex Latam Holdings*	6,383	57
Distribuidora Internacional de Alimentacion	13,196	84
Enagas	4,324	145
Ferrovial	8,715	178
Gas Natural SDG	7,493	216
Grifols	3,167	129
Iberdrola	113,375	801
Inditex	24,173	679
International Consolidated Airlines Group*	21,145	138
Mapfre	19,494	67
Red Electrica	2,525	220
Repsol	22,896	511
Telefonica	89,635	1,347
Zardoya Otis	3,770	44

		9,905

Sweden — 0.6%
Alfa Laval	6,808	140
Assa Abloy, Cl B	7,551	399
Atlas Copco, Cl A	15,128	436
Atlas Copco, Cl B	8,314	219
Boliden	5,796	95
Electrolux	5,174	147
Elekta, Cl B	7,956	81
Getinge, Cl B	4,324	100
Hennes & Mauritz, Cl B	21,016	834
Hexagon, Cl B	5,398	181
Husqvarna, Cl B	8,656	64
Industrivarden, Cl C	3,138	55
Investment Kinnevik, Cl B	5,585	177
Investor, Cl B	10,321	368
Lundin Petroleum*	4,667	66
Nordea Bank	67,073	858

Description	Shares	Market Value ($ Thousands)
Sandvik	22,840	$250
Securitas, Cl B	6,524	72
Skandinaviska Enskilda Banken, Cl A	34,122	436
Skanska, Cl B	8,081	164
SKF, Cl B	8,494	170
Svenska Cellulosa, Cl B	13,368	298
Svenska Handelsbanken, Cl A	11,162	531
Swedbank, Cl A	20,271	535
Swedish Match	4,297	139
Tele2, Cl B	6,822	86
Telefonaktiebolaget LM Ericsson, Cl B	67,239	791
TeliaSonera	53,898	372
Volvo, Cl B	33,110	380

		8,444

Switzerland — 1.8%
ABB	48,719	1,066
Actelion	2,190	260
Adecco	3,636	246
Aryzta	1,863	159
Baloise Holding	1,014	127
Barry Callebaut	49	51
Chocoladefabriken Lindt & Sprungli	21	215
Cie Financiere Richemont	11,868	998
Coca-Cola HBC	4,280	93
Credit Suisse Group	33,437	889
EMS-Chemie Holding	176	63
Geberit	812	277
Givaudan	197	328
Holcim	4,925	349
Julius Baer Group	4,793	210
Kuehne + Nagel International	1,185	154
Lonza Group	1,110	122
Nestle	70,696	5,171
Novartis	50,444	4,680
Pargesa Holding	662	51
Partners Group Holding	374	99
Roche Holding	15,408	4,542
Schindler Holding	1,444	200
SGS	117	257
Sika	45	160
Sonova Holding	1,140	178
Sulzer	471	54
Swatch Group	1,764	414
Swiss Life Holding	683	156
Swiss Prime Site	1,233	94
Swiss Re	7,873	636
Swisscom	534	314
Syngenta	2,056	636
Transocean	8,041	237
UBS	79,902	1,386
Zurich Insurance Group	3,310	1,000

		25,872

Taiwan — 0.3%
Advanced Semiconductor Engineering ADR	4,600	28
Cathay Financial Holding	164,850	271
Chong Hong Construction	5,650	12
Hon Hai Precision Industry	482,992	1,524

13	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
MediaTek	55,000	$783
Mitac Holdings	426,300	329
Siliconware Precision Industries ADR	2,000	14
Taiwan Semiconductor Manufacturing	306,000	1,313
United Microelectronics	875,000	386

		4,660

Thailand — 0.2%
Advanced Info Service	34,600	254
Airports of Thailand	12,900	96
Bangkok Dusit Medical Services	98,100	56
Banpu	33,600	29
BEC World	31,400	46
BTS Group Holdings	167,000	53
Bumrungrad Hospital	11,000	45
Central Pattana	50,100	74
Charoen Pokphand Foods*	89,600	86
CP ALL	145,900	204
Glow Energy	16,600	51
Home Product Center	120,375	34
Indorama Ventures	38,500	28
IRPC*	267,700	28
Kasikornbank	56,900	412
Krung Thai Bank	96,600	69
Minor International	53,400	57
PTT	27,900	315
PTT Exploration & Production	45,100	203
PTT Global Chemical	54,200	103
Siam Cement	18,696	258
Siam Commercial Bank	49,300	269
Thai Oil	20,900	29
TMB Bank	378,200	36
TRUE*	272,300	99

		2,934

Turkey — 0.2%
Akbank	66,282	240
Anadolu Efes Biracilik Ve Malt Sanayii*	7,089	83
BIM Birlesik Magazalar	7,535	172
Coca-Cola Icecek	2,729	62
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	79,451	90
Enka Insaat ve Sanayi	17,513	42
Eregli Demir ve Celik Fabrikalari	54,115	113
Ford Otomotiv Sanayi	2,969	38
Haci Omer Sabanci Holding	35,891	164
KOC Holding	23,863	122
TAV Havalimanlari Holding	5,816	49
Tofas Turk Otomobil Fabrikasi	5,268	33
Tupras Turkiye Petrol Rafinerileri	4,468	97
Turk Hava Yollari*	22,706	75
Turk Telekomunikasyon	11,260	32
Turkcell Iletisim Hizmetleri*	33,331	194
Turkiye Garanti Bankasi	84,900	332
Turkiye Halk Bankasi	23,324	156
Turkiye Is Bankasi, Cl C	58,070	145
Turkiye Sise ve Cam Fabrikalari	23,684	36
Turkiye Vakiflar Bankasi Tao, Cl D	29,222	63
Ulker Biskuvi Sanayi	5,659	42

Description	Shares	Market Value ($ Thousands)
Yapi ve Kredi Bankasi	31,711	$70

		2,450

United Arab Emirates — 0.1%
Dubai Islamic Bank PJSC	509,671	1,049
Emaar Properties PJSC	3,209	9

		1,058

United Kingdom — 3.7%
3i Group	20,063	127
Abengoa Yield*	2,400	78
Aberdeen Asset Management	19,256	134
Admiral Group	4,215	90
Aggreko	5,490	134
AMEC	6,259	104
Anglo American	31,048	654
Antofagasta	8,507	96
Aon	12,600	1,084
ARM Holdings	31,772	445
ASOS*	1,234	52
Associated British Foods	8,082	356
AstraZeneca	27,502	1,999
Aviva	65,845	549
Babcock International Group	10,640	186
BAE Systems	71,029	521
Barclays	359,132	1,384
BG Group	74,638	1,242
BHP Billiton	46,504	1,198
BP	403,393	2,898
British American Tobacco	40,747	2,312
British Land‡	20,127	235
British Sky Broadcasting Group	23,442	332
BT Group, Cl A	174,057	1,023
Bunzl	7,071	192
Burberry Group	9,473	232
Capita	14,022	246
Carnival	3,857	154
Centrica	112,556	545
Cobham	24,260	113
Compass Group	37,450	603
Croda International	2,881	106
Diageo	54,381	1,599
Direct Line Insurance Group	31,905	141
Dixons Carphone	20,733	131
easyJet	3,363	81
Fresnillo	4,891	55
G4S	33,521	137
GKN	34,563	176
GlaxoSmithKline	105,724	2,398
Glencore	232,723	1,191
Hammerson‡	19,159	188
Hargreaves Lansdown	4,998	79
HSBC Holdings	416,616	4,262
ICAP	10,958	73
IMI	5,751	112
Imperial Tobacco Group	21,138	917
Inmarsat	9,036	99
InterContinental Hotels Group	4,948	188
Intertek Group	3,502	152
Intu Properties‡	18,488	101
Investec	11,506	105
ITV	81,592	265
J Sainsbury	26,551	104

14	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Johnson Matthey	4,325	$206
Kingfisher	50,065	242
Land Securities Group‡	18,041	320
Legal & General Group	132,649	490
Lloyds Banking Group*	1,247,517	1,539
London Stock Exchange Group	4,718	152
Marks & Spencer Group	34,653	225
Meggitt	17,203	124
Melrose Industries	23,080	95
National Grid	82,298	1,219
Next	3,506	361
Old Mutual	111,402	345
Pearson	17,578	329
Persimmon	6,280	147
Petrofac	5,484	93
Prudential	56,207	1,297
Reckitt Benckiser Group	14,099	1,184
Reed Elsevier	24,467	402
Rexam	14,679	112
Rio Tinto	27,994	1,331
Rolls-Royce Holdings	41,838	564
Rowan, Cl A	5,400	131
Royal Bank of Scotland Group*	56,972	354
Royal Mail	13,246	93
RSA Insurance Group	21,285	165
SABMiller	21,281	1,200
Sage Group	23,346	141
Schroders	2,612	101
Segro‡	15,215	93
Severn Trent	5,127	164
Shire	12,955	863
Smith & Nephew	19,055	322
Smiths Group	8,726	163
Sports Direct International*	5,694	59
SSE	21,797	558
Standard Chartered	54,499	819
Standard Life	54,186	341
Subsea 7	5,934	64
Tate & Lyle	9,441	92
Tesco	181,618	504
Travis Perkins	5,088	134
TUI Travel	10,114	64
Tullow Oil	20,022	156
Unilever	28,118	1,131
United Utilities Group	14,661	200
Vodafone Group	576,254	1,911
Weir Group	4,574	167
Whitbread	4,159	290
William Hill	18,197	105
WM Morrison Supermarkets	44,280	110
Wolseley	6,054	321
WPP	29,616	577

		54,148

United States — 67.4%

Consumer Discretionary — 8.5%
1-800-Flowers.com, Cl A*	2,000	16
2U*	900	16
Aaron’s	2,700	67
Abercrombie & Fitch, Cl A	3,100	104
Advance Auto Parts	3,200	470
Aeropostale*	6,600	20

Description	Shares	Market Value ($ Thousands)
AH Belo, Cl A	1,600	$18
Amazon.com*	16,000	4,887
AMC Entertainment Holdings, Cl A	1,700	43
AMC Networks, Cl A*	2,500	152
American Axle & Manufacturing Holdings*	5,600	108
American Eagle Outfitters	16,700	215
American Public Education*	1,500	46
America’s Car-Mart*	700	32
ANN*	4,100	157
Apollo Education Group, Cl A*	4,100	118
Aramark	1,700	47
Arctic Cat	1,100	37
Asbury Automotive Group*	2,600	182
Ascena Retail Group*	5,500	68
Ascent Capital Group, Cl A*	1,200	77
AutoNation*	3,000	172
AutoZone*	1,400	775
Bally Technologies*	1,600	129
Barnes & Noble*	3,500	76
Beazer Homes USA*	2,300	41
bebe stores	2,600	6
Bed Bath & Beyond*	8,700	586
Best Buy	11,900	406
Big 5 Sporting Goods	1,600	20
Big Lots	2,500	114
Biglari Holdings*	150	52
BJ’s Restaurants*	2,000	88
Black Diamond*	1,900	15
Bloomin’ Brands*	6,700	127
Blue Nile*	1,000	36
Bob Evans Farms	2,200	107
Bon-Ton Stores	1,200	11
BorgWarner	9,500	542
Boyd Gaming*	6,600	76
Bravo Brio Restaurant Group*	1,600	22
Bridgepoint Education*	1,500	19
Bright Horizons Family Solutions*	2,600	116
Brinker International	2,700	145
Brown Shoe	3,600	96
Brunswick	7,900	370
Buckle	2,480	122
Buffalo Wild Wings*	1,600	239
Build-A-Bear Workshop, Cl A*	1,000	17
Burger King Worldwide	4,500	147
Burlington Stores*	2,400	101
Cabela’s*	2,100	101
Cablevision Systems, Cl A	8,200	153
Caesars Acquisition, Cl A*	3,900	41
Caesars Entertainment*	4,700	57
Callaway Golf	6,500	51
Capella Education	900	64
Career Education*	5,600	32
CarMax*	9,600	537
Carmike Cinemas*	2,000	64
Carnival	18,200	731
Carriage Services, Cl A	1,300	26
Carrols Restaurant Group*	3,000	23
Carter’s	2,200	172
Cato, Cl A	2,300	82
Cavco Industries*	800	58
CBS, Cl B	22,400	1,215
Century Communities*	500	9
Charter Communications, Cl A*	3,300	523

15	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Cheesecake Factory	4,300	$198
Chegg*	6,200	41
Chico’s FAS	6,500	98
Children’s Place	1,900	94
Chipotle Mexican Grill, Cl A*	1,300	829
Choice Hotels International	1,400	75
Christopher & Banks*	3,000	20
Churchill Downs	1,200	122
Chuy’s Holdings*	1,400	42
Cinedigm, Cl A*	5,800	9
Cinemark Holdings	4,800	170
Citi Trends*	1,300	29
Clear Channel Outdoor Holdings, Cl A	1,700	12
ClubCorp Holdings	1,800	34
Coach	11,400	392
Collectors Universe	600	15
Columbia Sportswear	3,500	135
Comcast, Cl A	110,000	6,089
Conn’s*	2,300	72
Container Store Group*	1,500	28
Cooper Tire & Rubber	5,400	174
Cooper-Standard Holding*	1,200	66
Core-Mark Holding	2,000	116
Coupons.com*	1,000	14
Cracker Barrel Old Country Store	1,600	185
Crocs*	7,600	89
Crown Media Holdings, Cl A*	2,900	10
CSS Industries	700	20
CST Brands	3,200	122
Culp	700	13
Cumulus Media, Cl A*	13,300	51
Daily Journal*	100	18
Dana Holding	14,400	295
Darden Restaurants	5,400	280
Deckers Outdoor*	1,400	122
Del Frisco’s Restaurant Group*	2,100	49
Denny’s*	7,400	64
Destination Maternity	1,200	18
Destination XL Group*	2,800	15
DeVry Education Group	2,600	126
Dex Media*	1,300	10
Diamond Resorts International*	3,000	78
Dick’s Sporting Goods	4,000	181
Dillard’s, Cl A	1,100	116
DineEquity	1,500	133
DIRECTV*	19,800	1,718
Discovery Communications, Cl A*	9,500	336
Discovery Communications, Cl C*	9,500	332
DISH Network, Cl A*	8,900	566
Dixie Group*	1,300	10
Dollar General*	13,000	815
Dollar Tree*	8,900	539
Domino’s Pizza	2,300	204
Dorman Products*	2,387	111
DR Horton	14,200	324
DreamWorks Animation SKG, Cl A*	3,000	67
Drew Industries	2,000	96
DSW, Cl A	3,100	92
Dunkin’ Brands Group	4,600	209
Education Management*	2,000	1
Einstein Noah Restaurant Group	900	18
El Pollo Loco Holdings*	700	25

Description	Shares	Market Value ($ Thousands)
Empire Resorts*	1,100	$8
Entercom Communications, Cl A*	2,000	21
Entravision Communications, Cl A	4,900	25
Escalade	900	10
Ethan Allen Interiors	2,200	62
EW Scripps, Cl A*	2,600	50
Expedia	4,300	365
Express*	7,200	108
Family Dollar Stores	4,000	313
Famous Dave’s of America*	400	10
Federal-Mogul Holdings*	2,500	39
Fiesta Restaurant Group*	2,300	127
Finish Line, Cl A	4,100	109
Five Below*	4,600	183
Flexsteel Industries	400	14
Foot Locker	6,200	347
Ford Motor	165,400	2,330
Fossil Group*	2,000	203
Fox Factory Holding*	900	15
Francesca’s Holdings*	3,600	43
Fred’s, Cl A	3,000	47
FTD*	1,600	56
Fuel Systems Solutions*	1,200	11
Gaiam, Cl A*	1,300	10
GameStop, Cl A	4,800	205
Gannett	9,500	299
Gap	11,100	421
Garmin	5,200	289
General Motors	68,500	2,151
Genesco*	2,000	153
Gentex	6,100	200
Gentherm*	3,000	125
Genuine Parts	6,400	621
G-III Apparel Group*	1,600	127
GNC Holdings, Cl A	3,600	150
Goodyear Tire & Rubber	11,600	281
GoPro, Cl A*	1,000	77
Graham Holdings, Cl B	200	157
Grand Canyon Education*	3,900	187
Gray Television*	4,200	39
Group 1 Automotive	2,100	179
Groupon, Cl A*	20,200	148
Guess?	5,200	115
H&R Block	11,400	368
Hanesbrands	4,300	454
Harley-Davidson	9,200	604
Harman International Industries	2,800	301
Harte-Hanks	4,200	27
Hasbro	4,800	276
Haverty Furniture	1,700	37
Helen of Troy*	2,400	148
Hemisphere Media Group*	1,800	23
hhgregg*	1,000	5
Hibbett Sports*	2,200	100
Hilton Worldwide Holdings*	5,600	141
Home Depot	58,200	5,676
Houghton Mifflin Harcourt*	9,400	188
Hovnanian Enterprises, Cl A*	9,700	36
HSN	2,900	192
Hyatt Hotels, Cl A*	1,700	101
Iconix Brand Group*	4,100	164
Ignite Restaurant Group*	600	4
Installed Building Products*	700	10
International Game Technology	10,300	169

16	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
International Speedway, Cl A	2,300	$72
Interpublic Group	17,500	339
Interval Leisure Group	3,300	69
Intrawest Resorts Holdings*	1,200	13
iRobot*	2,600	93
Isle of Capri Casinos*	1,800	13
ITT Educational Services*	2,000	20
Jack in the Box	3,400	242
JAKKS Pacific*	1,600	10
Jamba*	1,400	19
Jarden*	5,400	351
JC Penney*	12,800	97
John Wiley & Sons, Cl A	1,800	105
Johnson Controls	28,100	1,328
Johnson Outdoors, Cl A	400	12
Journal Communications, Cl A*	3,700	36
K12*	2,900	36
Kate Spade*	5,300	144
KB Home	7,400	116
Kirkland’s*	1,300	23
Kohl’s	9,000	488
Krispy Kreme Doughnuts*	5,800	110
L Brands	10,500	757
La Quinta Holdings*	3,700	76
Lamar Advertising, Cl A	3,300	170
Lands’ End*	1,400	66
Las Vegas Sands	16,000	996
La-Z-Boy, Cl Z	4,500	103
LeapFrog Enterprises, Cl A*	5,500	29
Lear	3,400	315
Lee Enterprises*	4,400	16
Leggett & Platt	5,800	228
Lennar, Cl A	7,800	336
LGI Homes*	1,100	21
Libbey*	1,700	49
Liberty Interactive, Cl A*	20,400	533
Liberty Media*	11,900	571
Liberty Tax*	300	11
Liberty TripAdvisor Holdings, Cl A*	3,000	95
Liberty Ventures, Ser A*	6,000	211
Life Time Fitness*	3,500	195
LifeLock*	6,700	113
Lifetime Brands	900	15
Lithia Motors, Cl A	1,900	147
Live Nation Entertainment*	6,000	156
LKQ*	12,800	366
Loral Space & Communications*	1,200	92
Lowe’s	43,400	2,482
Lumber Liquidators Holdings*	2,300	124
M/I Homes*	2,000	43
Macy’s	15,400	890
Madison Square Garden, Cl A*	2,600	197
Malibu Boats, Cl A*	700	13
Marcus	1,500	26
Marine Products	900	8
MarineMax*	2,000	38
Marriott International, Cl A	9,500	720
Marriott Vacations Worldwide	2,400	167
Martha Stewart Living Omnimedia, Cl A*	2,500	11
Mattel	14,100	438
Mattress Firm Holding*	1,300	82
McClatchy, Cl A*	5,300	19
McDonald’s	41,900	3,927

Description	Shares	Market Value ($ Thousands)
MDC Holdings	3,300	$81
Media General*	4,600	69
Men’s Wearhouse	4,200	198
Meredith	3,000	156
Meritage Homes*	3,300	121
MGM Resorts International*	16,300	379
Michael Kors Holdings*	8,800	692
Modine Manufacturing*	4,000	51
Mohawk Industries*	2,700	384
Monarch Casino & Resort*	900	15
Monro Muffler Brake	2,800	150
Morgans Hotel Group*	2,500	20
Morningstar	800	55
Motorcar Parts of America*	1,600	46
Movado Group	1,600	56
Multimedia Games Holding*	2,500	87
Murphy USA*	1,900	109
NACCO Industries, Cl A	400	23
Nathan’s Famous*	300	22
National CineMedia	5,000	80
Nautilus*	2,500	33
Netflix*	2,600	1,021
New Home*	700	11
New Media Investment Group*	3,300	63
New York*	2,500	8
New York Times, Cl A	12,100	155
Newell Rubbermaid	11,500	383
News*	20,700	320
Nexstar Broadcasting Group, Cl A	2,600	117
NIKE, Cl B	29,700	2,761
Noodles, Cl A*	900	21
Nordstrom	5,800	421
Norwegian Cruise Line Holdings*	3,700	144
Nutrisystem	2,500	42
NVR*	200	246
Office Depot*	46,100	241
Omnicom Group	11,100	798
Orbitz Worldwide*	4,400	36
O’Reilly Automotive*	4,600	809
Outerwall*	1,700	108
Overstock.com*	1,000	23
Oxford Industries	1,300	80
Pacific Sunwear of California*	4,200	6
Panera Bread, Cl A*	1,000	162
Papa John’s International	2,694	126
Papa Murphy’s Holdings*	400	4
Penn National Gaming*	6,500	85
Penske Automotive Group	1,700	77
Pep Boys-Manny Moe & Jack*	4,500	43
Perry Ellis International*	1,000	20
PetMed Express	1,700	22
PetSmart	4,200	304
Pier 1 Imports	7,900	102
Pinnacle Entertainment*	5,100	131
Polaris Industries	2,900	437
Pool	3,900	233
Popeyes Louisiana Kitchen*	2,000	93
Potbelly	1,300	17
Priceline Group*	2,200	2,654
PulteGroup	15,600	299
PVH	3,400	389
Quiksilver*	11,600	20
Radio One*	1,800	4
Ralph Lauren, Cl A	2,600	429

17	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
ReachLocal*	1,200	$5
Reading International, Cl A*	1,500	15
Red Robin Gourmet Burgers*	1,300	71
Regal Entertainment Group, Cl A	3,500	78
Regis	3,600	61
Remy International	1,200	22
Rent-A-Center, Cl A	4,500	139
Rentrak*	800	62
Restoration Hardware Holdings*	2,700	217
RetailMeNot*	2,600	55
Ross Stores	9,100	735
Royal Caribbean Cruises	7,200	489
Ruby Tuesday*	5,200	40
Ruth’s Hospitality Group	3,000	37
Ryland Group	4,100	147
Saga Communications, Cl A	300	12
Salem Communications, Cl A	900	7
Sally Beauty Holdings*	6,800	199
Scholastic	2,200	77
Scientific Games, Cl A*	4,100	48
Scripps Networks Interactive, Cl A	4,600	355
Sears Holdings*	1,200	42
Sears Hometown and Outlet Stores*	1,000	15
SeaWorld Entertainment	2,800	54
Select Comfort*	4,700	121
Sequential Brands Group*	1,500	19
Service International	8,900	195
ServiceMaster Global Holdings*	2,300	55
SFX Entertainment*	3,700	19
Shiloh Industries*	700	12
Shoe Carnival	1,300	24
Shutterfly*	3,300	138
Sinclair Broadcast Group, Cl A	5,900	171
Sirius XM Holdings*	107,100	367
Six Flags Entertainment	3,000	121
Sizmek*	1,900	11
Skechers U.S.A., Cl A*	3,400	186
Skullcandy*	1,700	14
Smith & Wesson Holding*	4,700	48
Sonic	4,500	113
Sonic Automotive, Cl A	3,400	85
Sotheby’s	5,300	210
Spartan Motors	2,900	17
Speedway Motorsports	1,000	20
Sportsman’s Warehouse Holdings*	900	6
Stage Stores	2,600	44
Standard Motor Products	1,700	67
Standard Pacific*	12,000	89
Staples	26,900	341
Starbucks	32,100	2,425
Starwood Hotels & Resorts Worldwide	8,000	613
Starz*	3,900	121
Stein Mart	2,300	31
Steiner Leisure*	1,300	55
Steven Madden*	4,900	154
Stoneridge*	2,300	30
Strattec Security	300	31
Strayer Education*	900	66
Sturm Ruger	1,600	67
Superior Industries International	2,000	39
Systemax*	1,000	15

Description	Shares	Market Value ($ Thousands)
Target	26,800	$1,657
Taylor Morrison Home, Cl A*	1,300	22
Tempur Sealy International*	2,500	132
Tenneco*	5,200	272
Tesla Motors*	4,000	967
Texas Roadhouse, Cl A	5,900	170
The Michaels Companies*	1,900	35
Thor Industries	1,900	100
Tiffany	4,800	461
Tile Shop Holdings*	2,200	19
Tilly’s, Cl A*	800	6
Time	9,600	217
Time Warner	37,400	2,972
Time Warner Cable	11,900	1,752
TJX	29,700	1,881
Toll Brothers*	7,300	233
Tower International*	1,700	41
Townsquare Media, Cl A*	1,000	13
Tractor Supply	6,100	447
TRI Pointe Homes*	12,600	172
TripAdvisor*	4,800	426
TRW Automotive Holdings*	4,600	466
Tuesday Morning*	3,600	73
Tumi Holdings*	4,300	89
Tupperware Brands	2,100	134
Turtle Beach*	600	3
Twenty-First Century Fox ADR, Cl A	81,000	2,793
UCP, Cl A*	700	10
Ulta Salon Cosmetics & Fragrance*	2,700	326
Under Armour, Cl A*	7,500	492
Unifi*	1,300	36
Universal Electronics*	1,300	74
Universal Technical Institute	2,000	24
Urban Outfitters*	4,500	137
Vail Resorts	3,100	268
ValueVision Media, Cl A*	3,400	19
Vera Bradley*	1,800	41
VF	14,700	995
Viacom, Cl B	18,200	1,323
Vince Holding*	900	32
Visteon*	1,800	169
Vitamin Shoppe*	2,700	127
VOXX International, Cl A*	1,600	14
Walt Disney	73,500	6,716
WCI Communities*	1,000	19
Weight Watchers International	2,500	65
Wendy’s	11,000	88
West Marine*	1,400	14
Weyco Group	600	19
Whirlpool	3,400	585
William Lyon Homes, Cl A*	1,500	35
Williams-Sonoma	3,900	254
Winmark	200	16
Winnebago Industries*	2,300	49
Wolverine World Wide	8,800	239
World Wrestling Entertainment, Cl A	2,400	30
Wyndham Worldwide	5,300	412
Wynn Resorts	3,500	665
Yum! Brands	18,700	1,343
Zoe’s Kitchen*	400	15
zulily, Cl A*	600	22

18	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Zumiez*	1,800	$60

		125,666

Consumer Staples — 5.5%
22nd Century Group*	3,100	7
Alico	300	11
Alliance One International*	7,300	15
Altria Group	84,100	4,065
Andersons	2,400	153
Archer-Daniels-Midland	27,700	1,302
Avon Products	18,400	191
B&G Foods, Cl A	4,500	133
Boston Beer, Cl A*	700	174
Boulder Brands*	5,000	44
Brown-Forman, Cl B	6,400	593
Bunge	6,100	541
Calavo Growers	1,100	53
Cal-Maine Foods	1,300	114
Campbell Soup	7,300	322
Casey’s General Stores	3,300	270
Central Garden and Pet, Cl A*	3,700	32
Chefs’ Warehouse*	1,500	27
Chiquita Brands International*	3,800	55
Church & Dwight	5,700	413
Clorox	5,600	557
Coca-Cola	168,800	7,069
Coca-Cola Bottling Consolidated	400	36
Coca-Cola Enterprises	10,400	451
Colgate-Palmolive	39,000	2,608
ConAgra Foods	18,000	618
Constellation Brands, Cl A*	6,900	632
Costco Wholesale	18,600	2,481
Coty, Cl A	2,800	46
Craft Brew Alliance*	800	11
CVS Health	49,700	4,265
Darling Ingredients*	14,200	250
Dean Foods	8,200	121
Diamond Foods*	1,900	57
Dr Pepper Snapple Group	8,200	568
Elizabeth Arden*	2,100	34
Energizer Holdings	2,600	319
Estee Lauder, Cl A	9,800	737
Fairway Group Holdings, Cl A*	1,600	5
Farmer Bros*	600	18
Female Health	1,900	9
Flowers Foods	7,000	133
Fresh Del Monte Produce	3,000	96
Fresh Market*	3,700	136
General Mills	26,600	1,382
Hain Celestial Group*	2,100	227
Harbinger Group*	6,900	91
Hershey	6,500	623
Hormel Foods	5,600	302
IGI Laboratories*	2,800	27
Ingles Markets, Cl A	1,200	32
Ingredion	3,100	239
Inter Parfums	1,500	43
Inventure Foods*	1,200	16
J&J Snack Foods	1,300	134
JM Smucker	4,400	458
John B Sanfilippo & Son	700	26
Kellogg	10,900	697
Keurig Green Mountain	6,000	911

Description	Shares	Market Value ($ Thousands)
Kimberly-Clark	16,000	$1,828
Kraft Foods Group	25,200	1,420
Kroger	21,600	1,203
Lancaster Colony	1,600	146
Liberator Medical Holdings	2,600	7
Lifeway Foods*	400	7
Limoneira	1,000	26
Lorillard	15,500	953
McCormick	5,400	382
Mead Johnson Nutrition, Cl A	8,700	864
Medifast*	1,100	35
Molson Coors Brewing, Cl B	5,700	424
Mondelez International, Cl A	72,200	2,546
Monster Beverage*	6,000	605
National Beverage*	1,000	25
Natural Grocers by Vitamin Cottage*	700	13
Nature’s Sunshine Products	900	13
Nu Skin Enterprises, Cl A	2,700	143
Nutraceutical International*	700	16
Oil-Dri Corp of America	400	12
Omega Protein*	1,700	25
Orchids Paper Products	700	20
Pantry*	2,100	54
PepsiCo	64,500	6,203
Philip Morris International	66,900	5,955
Pilgrim’s Pride*	2,600	74
Pinnacle Foods	2,300	78
Post Holdings*	3,900	146
PriceSmart	1,600	142
Procter & Gamble	115,000	10,036
Revlon, Cl A*	1,000	34
Reynolds American	13,300	837
Rite Aid*	48,100	253
Roundy’s	3,300	11
Safeway	9,600	335
Sanderson Farms	2,000	168
Seaboard*	25	77
Seneca Foods, Cl A*	700	19
Snyder’s-Lance	4,000	119
SpartanNash	3,200	72
Spectrum Brands Holdings	900	82
Sprouts Farmers Market*	3,900	114
SUPERVALU*	17,000	147
Synutra International*	1,500	9
Sysco	24,500	944
Tootsie Roll Industries	1,600	47
TreeHouse Foods*	3,600	307
Tyson Foods, Cl A	12,200	492
United Natural Foods*	4,200	286
Universal	2,100	93
USANA Health Sciences*	600	68
Vector Group	5,800	130
Village Super Market, Cl A	600	17
Walgreen	40,500	2,601
Wal-Mart Stores	67,700	5,163
WD-40	1,300	100
Weis Markets	900	40
WhiteWave Foods, Cl A*	7,200	268
Whole Foods Market	15,700	617

		81,831

19	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Energy — 5.5%
Abraxas Petroleum*	7,900	$33
Adams Resources & Energy	100	4
Alon USA Energy	2,200	35
Alpha Natural Resources*	20,000	39
American Eagle Energy*	2,800	5
Amyris*	2,300	7
Anadarko Petroleum	21,500	1,973
Antero Resources*	2,200	115
Apache	16,500	1,274
Apco Oil and Gas International*	700	10
Approach Resources*	3,500	35
Arch Coal	18,700	40
Aspen Aerogels*	800	8
Athlon Energy*	2,100	122
Atwood Oceanics	2,700	110
Baker Hughes	18,700	990
Basic Energy Services*	2,600	34
Bill Barrett*	4,100	62
Bonanza Creek Energy*	2,800	127
BPZ Resources*	10,700	13
Bristow Group	3,100	229
C&J Energy Services*	3,800	73
Cabot Oil & Gas	17,700	550
Callon Petroleum*	5,100	33
Cameron International*	8,600	512
CARBO Ceramics	1,700	88
Carrizo Oil & Gas*	3,900	203
CHC Group*	3,000	20
Cheniere Energy*	10,200	765
Chesapeake Energy	22,500	499
Chevron	80,700	9,680
Cimarex Energy	3,700	421
Clayton Williams Energy*	500	42
Clean Energy Fuels*	6,000	44
Cloud Peak Energy*	5,100	61
Cobalt International Energy*	14,600	171
Comstock Resources	4,300	51
Concho Resources*	4,800	523
ConocoPhillips	52,100	3,759
CONSOL Energy	9,800	361
Contango Oil & Gas*	1,500	55
Continental Resources*	3,800	214
CVR Energy	700	34
Dawson Geophysical	700	12
Delek US Holdings	5,100	173
Denbury Resources	15,000	186
Devon Energy	17,100	1,026
Diamond Offshore Drilling	2,900	109
Diamondback Energy*	3,600	246
Dorian LPG*	600	9
Dresser-Rand Group*	3,400	278
Dril-Quip*	1,700	153
Eclipse Resources*	2,500	33
Emerald Oil*	5,000	16
Energen	3,100	210
Energy XXI Bermuda	8,200	63
EOG Resources	23,100	2,196
EP Energy, Cl A*	1,400	20
Equities	6,300	592
Era Group*	1,700	40
Evolution Petroleum	1,600	15
EXCO Resources	12,400	38

Description	Shares	Market Value ($ Thousands)
Exterran Holdings	4,900	$193
Exxon Mobil	182,400	17,640
FMC Technologies*	9,900	555
Forest Oil*	9,700	8
Forum Energy Technologies*	5,000	137
FX Energy*	4,600	14
GasLog	3,500	73
Gastar Exploration*	6,600	26
Geospace Technologies*	1,200	37
Glori Energy*	1,000	5
Golar LNG	2,100	118
Goodrich Petroleum*	3,100	26
Green Plains	3,100	106
Gulf Island Fabrication	1,300	27
Gulfmark Offshore, Cl A	2,300	69
Gulfport Energy*	3,600	181
Halcon Resources*	23,100	72
Hallador Energy	900	11
Halliburton	35,700	1,969
Harvest Natural Resources*	3,600	13
Helix Energy Solutions Group*	8,900	237
Helmerich & Payne	4,100	356
Hercules Offshore*	16,400	27
Hess	11,800	1,001
HollyFrontier	8,400	381
Hornbeck Offshore Services*	3,000	92
Independence Contract Drilling*	1,200	9
ION Geophysical*	11,500	32
Isramco*	100	13
Jones Energy, Cl A*	900	11
Key Energy Services*	11,300	34
Kinder Morgan	27,600	1,068
Kosmos Energy*	4,600	43
Laredo Petroleum*	3,300	63
Magnum Hunter Resources*	17,400	81
Marathon Oil	28,700	1,016
Marathon Petroleum	10,800	982
Matador Resources*	6,200	150
Matrix Service*	2,400	60
McDermott International*	20,000	77
Memorial Resource Development*	2,600	70
Midstates Petroleum*	3,200	10
Miller Energy Resources*	2,500	9
Mitcham Industries*	1,000	10
Murphy Oil	7,600	406
Nabors Industries	12,700	227
National Oilwell Varco	18,300	1,329
Natural Gas Services Group*	1,000	26
Newfield Exploration*	5,700	186
Newpark Resources*	7,000	80
Noble Energy	15,400	888
North Atlantic Drilling	6,400	40
Northern Oil and Gas*	5,600	63
Nuverra Environmental Solutions*	1,300	12
Oasis Petroleum*	4,500	135
Occidental Petroleum	33,500	2,979
Oceaneering International	4,500	316
Oil States International*	2,000	119
ONEOK	8,700	513
Pacific Ethanol*	2,300	32
Panhandle Oil and Gas, Cl A	1,200	25
Parker Drilling*	10,400	46
Parsley Energy, Cl A*	4,500	76
Patterson-UTI Energy	6,000	138

20	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
PBF Energy, Cl A	3,000	$78
PDC Energy*	3,100	136
Peabody Energy	12,100	126
Penn Virginia*	5,700	49
PetroQuest Energy*	5,000	24
PHI*	1,000	45
Phillips 66	24,000	1,884
Pioneer Energy Services*	5,300	49
Pioneer Natural Resources	6,100	1,153
Profire Energy*	1,300	5
QEP Resources	7,800	196
QR Energy	39,186	266
Quicksilver Resources*	11,000	6
Range Resources	7,000	479
Renewable Energy Group*	2,900	31
Resolute Energy*	6,700	23
REX American Resources*	600	44
Rex Energy*	4,100	32
Rice Energy*	2,200	58
RigNet*	1,000	43
Ring Energy*	1,800	31
Rosetta Resources*	5,300	202
RPC	2,500	41
RSP Permian*	2,000	49
Sanchez Energy*	4,500	77
SandRidge Energy*	20,900	82
Schlumberger	55,100	5,436
Scorpio Tankers	15,200	133
SEACOR Holdings*	1,800	148
SemGroup, Cl A	3,600	276
Seventy Seven Energy*	1,500	20
Ship Finance International	4,900	84
SM Energy	2,800	158
Solazyme*	6,500	50
Southwestern Energy*	14,900	484
Spectra Energy	28,200	1,103
Stone Energy*	5,000	123
Superior Energy Services	6,500	163
Swift Energy*	3,700	25
Synergy Resources*	5,700	69
Targa Resources	1,600	206
Tesco	2,900	55
Tesoro	5,500	393
TETRA Technologies*	6,600	63
Tidewater	2,100	77
Triangle Petroleum*	6,500	50
Ultra Petroleum*	6,500	148
Unit*	2,100	102
VAALCO Energy*	4,200	31
Valero Energy	22,800	1,142
Vantage Drilling*	18,000	17
Vertex Energy*	1,200	8
W&T Offshore	3,000	27
Warren Resources*	6,700	23
Western Refining	4,500	205
Westmoreland Coal*	1,300	48
Whiting Petroleum*	5,100	312
Willbros Group*	3,400	20
Williams	31,600	1,754
World Fuel Services	3,000	124
WPX Energy*	8,600	164

		82,037

Description	Shares	Market Value ($ Thousands)
Financials — 12.2%
1st Source	1,300	$41
1st United Bancorp	2,400	21
Acadia Realty Trust‡	4,800	150
ACE	14,300	1,563
Affiliated Managers Group*	2,300	460
Aflac	19,500	1,165
Agree Realty‡	1,300	40
Alexander & Baldwin	4,200	168
Alexander’s‡	200	88
Alexandria Real Estate Equities‡	3,000	249
Alleghany*	700	311
Allied World Assurance Holdings	4,000	152
Allstate	18,400	1,193
Ally Financial*	11,400	259
Altisource Asset Management*	126	68
Altisource Residential‡	5,000	116
Ambac Financial Group*	5,400	126
American Assets Trust‡	3,100	119
American Campus Communities‡	4,400	173
American Capital Agency‡	15,000	341
American Capital Mortgage Investment‡	4,400	86
American Equity Investment Life Holding	6,200	160
American Express	38,500	3,463
American Financial Group	3,000	179
American Homes 4 Rent, Cl A‡	6,200	109
American International Group	61,400	3,289
American National Bankshares	700	17
American National Insurance	300	34
American Realty Capital Healthcare Trust‡	14,400	163
American Realty Capital Properties‡	38,600	342
American Residential Properties‡ *	2,800	53
American Tower, Cl A‡	16,800	1,638
Ameriprise Financial	8,100	1,022
Ameris Bancorp	2,200	55
AMERISAFE	1,600	67
Ames National	700	17
AmTrust Financial Services	2,500	112
Annaly Capital Management‡	40,100	458
Anworth Mortgage Asset‡	10,800	56
Apartment Investment & Management, Cl A‡	6,200	222
Apollo Commercial Real Estate Finance‡	3,900	64
Apollo Residential Mortgage‡	2,800	47
Arch Capital Group*	5,500	310
Ares Commercial Real Estate‡	2,500	30
Argo Group International Holdings	2,200	123
Arlington Asset Investment, Cl A	2,000	55
Armada Hoffler Properties‡	2,500	23
ARMOUR Residential‡	30,600	121
Arrow Financial	900	25
Arthur J Gallagher	6,600	315
Artisan Partners Asset Management, Cl A	1,200	58
Ashford Hospitality Prime‡	2,200	38
Ashford Hospitality Trust‡	5,900	67
Aspen Insurance Holdings	2,700	118

21	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Associated Banc-Corp	6,600	$124
Associated Estates Realty‡	4,800	94
Assurant	3,000	205
Astoria Financial	7,100	93
Atlas Financial Holdings*	900	13
AV Homes*	1,000	15
AvalonBay Communities‡	5,500	857
Aviv‡	1,600	54
Baldwin & Lyons, Cl B	700	19
Banc of California	2,300	27
BancFirst	600	39
Bancorp*	2,700	26
BancorpSouth	8,300	191
Bank Mutual	3,900	26
Bank of America	447,100	7,672
Bank of Hawaii	1,800	105
Bank of Kentucky Financial	600	28
Bank of Marin Bancorp	600	30
Bank of New York Mellon	48,200	1,866
Bank of the Ozarks	6,800	240
BankFinancial	1,600	19
BankUnited	4,200	126
Banner	1,600	69
BB&T	30,400	1,152
BBCN Bancorp	7,000	99
BBX Capital, Cl A*	700	13
Beneficial Mutual Bancorp*	2,500	34
Berkshire Hathaway, Cl B*	77,600	10,876
Berkshire Hills Bancorp	2,200	57
BGC Partners, Cl A	14,500	123
BioMed Realty Trust‡	8,200	178
BlackRock, Cl A	5,400	1,842
Blue Hills Bancorp*	2,400	32
BNC Bancorp*	1,700	29
BofI Holding*	1,200	92
BOK Financial	1,100	75
Boston Private Financial Holdings	6,600	87
Boston Properties‡	6,500	824
Brandywine Realty Trust‡	7,600	117
Bridge Bancorp	1,000	26
Bridge Capital Holdings*	900	22
Brixmor Property Group‡	2,100	51
Brookline Bancorp	5,900	57
Brown & Brown	5,000	159
Bryn Mawr Bank	1,100	34
C1 Financial*	500	9
Calamos Asset Management, Cl A	1,400	19
Camden National	600	25
Camden Property Trust‡	3,600	276
Campus Crest Communities‡	5,500	35
Capital Bank Financial, Cl A*	2,000	52
Capital City Bank Group	900	14
Capital One Financial	24,400	2,020
Capitol Federal Financial	12,000	154
Capstead Mortgage‡	8,200	104
Cardinal Financial	2,700	52
CareTrust‡ *	1,800	28
Cascade Bancorp*	2,500	13
Cash America International	2,500	123
CatchMark Timber Trust, Cl A‡	1,600	19
Cathay General Bancorp	6,900	182
CBL & Associates Properties‡	7,000	134
CBOE Holdings	3,500	206
CBRE Group, Cl A*	11,700	374

Description	Shares	Market Value ($ Thousands)
CBS Outdoor Americas‡	4,900	$149
Cedar Realty Trust‡	6,700	46
Centerstate Banks	3,000	35
Central Pacific Financial	1,400	26
Century Bancorp, Cl A	300	11
Chambers Street Properties‡	20,200	166
Charles Schwab	47,500	1,362
Charter Financial	1,600	18
Chatham Lodging Trust‡	2,800	72
Chemical Financial	2,700	80
Chesapeake Lodging Trust‡	4,800	159
Chimera Investment‡	43,400	135
Chubb	10,400	1,033
CIFC	400	4
Cincinnati Financial	6,700	338
CIT Group	8,000	391
Citigroup	128,900	6,900
Citizens, Cl A*	3,800	28
Citizens & Northern	1,000	20
City Holding	1,300	58
City National	1,900	150
Clifton Bancorp	2,200	29
CME Group, Cl A	13,500	1,131
CNA Financial	1,000	39
CNB Financial	1,200	22
CNO Financial Group	18,400	334
CoBiz Financial	3,000	36
Cohen & Steers	1,600	69
Colony Financial‡	9,301	207
Columbia Banking System	4,400	122
Columbia Property Trust‡	5,200	131
Comerica	7,900	377
Commerce Bancshares	3,300	149
Community Bank System	3,400	130
Community Trust Bancorp	1,300	47
CommunityOne Bancorp*	1,000	11
Connectone Bancopr*	1,900	35
Consolidated-Tomoka Land	300	16
Consumer Portfolio Services*	1,800	13
CorEnergy Infrastructure Trust‡	2,600	20
CoreSite Realty‡	1,700	63
Corporate Office Properties Trust‡	3,800	104
Corrections Corp of America‡	4,900	180
Cousins Properties‡	18,700	243
Cowen Group, Cl A*	9,800	40
Crawford, Cl B	2,300	23
Credit Acceptance*	588	87
Crown Castle International‡	14,200	1,109
CU Bancorp*	900	18
CubeSmart‡	13,800	290
Cullen	2,200	178
Customers Bancorp*	2,100	40
CVB Financial	8,800	139
CyrusOne‡	2,700	74
CYS Investments‡	13,800	123
DCT Industrial Trust‡	28,000	240
DDR‡	12,800	232
Diamond Hill Investment Group	300	40
DiamondRock Hospitality‡	16,921	243
Digital Realty Trust‡	5,700	393
Dime Community Bancshares	2,800	44
Discover Financial Services	19,700	1,256
Donegal Group, Cl A	700	11
Douglas Emmett‡	6,100	172

22	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Duke Realty‡	13,800	$262
DuPont Fabros Technology‡	5,400	167
Dynex Capital‡	4,600	39
E*TRADE Financial*	12,800	285
Eagle Bancorp*	1,900	68
East West Bancorp	5,900	217
EastGroup Properties‡	2,700	186
Eaton Vance	5,000	184
Education Realty Trust‡	11,900	134
eHealth*	1,400	35
EMC Insurance Group	400	13
Empire State Realty Trust, Cl A‡	7,600	121
Employers Holdings	2,600	53
Encore Capital Group*	2,300	105
Enterprise Bancorp	600	14
Enterprise Financial Services	1,600	30
EPR Properties‡	4,900	275
Equity Commonwealth‡	5,400	144
Equity LifeStyle Properties‡	3,500	172
Equity One‡	5,300	127
Equity Residential‡	15,400	1,071
Erie Indemnity, Cl A	1,000	85
ESB Financial	1,000	19
Essent Group*	3,500	85
Essex Property Trust‡	2,600	525
EverBank Financial	7,954	152
Evercore Partners, Cl A	2,900	150
Everest Re Group	1,900	324
Excel Trust‡	5,200	68
Extra Space Storage‡	4,800	279
Ezcorp, Cl A*	4,300	49
FBL Financial Group, Cl A	900	45
FBR*	700	17
FCB Financial Holdings, Cl A*	700	16
Federal Agricultural Mortgage, Cl C	900	30
Federal Realty Investment Trust‡	2,800	369
Federated Investors, Cl B	3,800	119
Federated National Holding	1,200	40
FelCor Lodging Trust‡	10,600	114
Fidelity & Guaranty Life	1,000	24
Fidelity Southern	1,400	21
Fifth Third Bancorp	36,400	728
Financial Engines	4,400	175
Financial Institutions	1,100	28
First American Financial	9,217	279
First Bancorp	2,500	45
First Busey	6,000	38
First Business Financial Services	300	14
First Cash Financial Services*	2,500	148
First Citizens BancShares, Cl A	700	176
First Commonwealth Financial	7,800	73
First Community Bancshares	1,400	23
First Connecticut Bancorp	1,300	20
First Defiance Financial	900	28
First Financial	1,000	35
First Financial Bancorp	4,800	84
First Financial Bankshares	5,574	177
First Financial Northwest	1,300	15
First Horizon National	9,500	122
First Industrial Realty Trust‡	9,400	184
First Interstate BancSystem, Cl A	1,500	44
First Merchants	3,000	68
First Midwest Bancorp	6,600	111

Description	Shares	Market Value ($ Thousands)
First NBC Bank Holding*	1,300	$48
First Niagara Financial Group	14,600	109
First of Long Island	1,050	28
First Potomac Realty Trust‡	5,000	63
First Republic Bank	5,600	285
FirstMerit	14,200	261
Flagstar Bancorp*	1,700	27
Flushing Financial	2,600	52
FNB	14,900	191
FNF Group	11,400	340
FNFV Group*	3,900	52
Forest City Enterprises, Cl A*	6,800	142
Forestar Group*	2,800	49
Fox Chase Bancorp	1,000	16
Franklin Financial*	900	19
Franklin Resources	16,900	940
Franklin Street Properties‡	7,700	92
Fulton Financial	7,700	91
FXCM, Cl A	4,100	67
Gain Capital Holdings	1,900	16
GAMCO Investors, Cl A	600	50
Gaming and Leisure Properties‡	3,500	109
General Finance*	900	8
General Growth Properties‡	23,800	617
Genworth Financial, Cl A*	20,600	288
Geo Group‡	6,100	244
German American Bancorp	1,100	33
Getty Realty‡	2,200	41
GFI Group	6,600	36
Glacier Bancorp	6,400	184
Gladstone Commercial‡	1,500	27
Glimcher Realty Trust‡	12,300	169
Goldman Sachs Group	19,000	3,610
Government Properties Income Trust‡	5,900	135
Gramercy Property Trust‡	9,900	62
Great Southern Bancorp	900	34
Green Bancorp*	600	10
Green Dot, Cl A*	2,500	60
Greenhill	2,500	113
Guaranty Bancorp	1,300	21
Hallmark Financial Services*	1,100	13
Hampton Roads Bankshares*	2,900	5
Hancock Holding	7,100	250
Hanmi Financial	2,700	58
Hannon Armstrong Sustainable Infrastructure Capital‡	1,900	27
Hanover Insurance Group	1,800	120
Hartford Financial Services Group	19,200	760
Hatteras Financial‡	8,300	158
HCC Insurance Holdings	4,100	214
HCI Group	700	36
HCP‡	19,500	857
Health Care‡	13,900	988
Healthcare Realty Trust‡	8,200	217
Healthcare Trust of America, Cl A‡	9,900	127
Heartland Financial USA	1,300	35
Heritage Commerce	1,700	15
Heritage Financial	2,600	46
Heritage Insurance Holdings*	600	11
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A‡	16,800	122
HFF, Cl A	2,700	85
Highwoods Properties‡	7,700	330

23	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Hilltop Holdings*	6,000	$132
Home BancShares	4,700	150
Home Loan Servicing Solutions	5,900	113
Home Properties‡	2,500	161
HomeStreet	1,300	23
HomeTrust Bancshares*	1,700	26
Horace Mann Educators	3,400	103
Horizon Bancorp	700	18
Hospitality Properties Trust‡	6,300	187
Host Hotels & Resorts‡	31,600	737
Howard Hughes*	1,600	236
Hudson City Bancorp	21,900	211
Hudson Pacific Properties‡	4,700	128
Hudson Valley Holding	1,300	30
Huntington Bancshares	36,500	362
Iberiabank	2,730	188
Independence Holding	600	8
Independent Bank	3,800	104
Independent Bank Group	700	31
Infinity Property & Casualty	1,000	73
Inland Real Estate‡	7,400	79
Interactive Brokers Group, Cl A	2,100	54
Intercontinental Exchange	4,900	1,021
International Bancshares	4,800	136
International. FCStone*	1,300	24
Invesco	18,500	749
Invesco Mortgage Capital‡	10,500	174
Investment Technology Group*	3,000	54
Investors Bancorp	30,900	332
Investors Real Estate Trust‡	9,500	80
Iron Mountain‡	7,100	256
iStar Financial‡ *	7,000	99
Janus Capital Group	12,500	187
JG Wentworth*	1,000	11
Jones Lang LaSalle	1,900	257
JPMorgan Chase	160,900	9,731
Kansas City Life Insurance	300	15
KCG Holdings, Cl A*	3,800	41
Kearny Financial*	1,100	16
Kemper	3,900	144
Kennedy-Wilson Holdings	6,100	165
KeyCorp	38,100	503
Kilroy Realty‡	3,400	230
Kimco Realty‡	17,300	432
Kite Realty Group Trust‡	2,800	72
Ladder Capital, Cl A*	1,300	25
Ladenburg Thalmann Financial Services*	8,400	36
Lakeland Bancorp	3,200	35
Lakeland Financial	1,400	58
LaSalle Hotel Properties‡	8,800	345
Legg Mason	4,300	224
Leucadia National	15,300	364
Lexington Realty Trust‡	17,700	194
Liberty Property Trust‡	6,300	219
Lincoln National	11,400	624
Loews	14,000	610
LPL Financial Holdings	3,500	145
LTC Properties‡	2,900	122
M&T Bank	5,500	672
Macatawa Bank*	2,100	11
Macerich‡	5,900	416
Mack-Cali Realty‡	7,700	144
Maiden Holdings	4,200	50

Description	Shares	Market Value ($ Thousands)
MainSource Financial Group	1,700	$31
Manning & Napier, Cl A	1,100	17
Marcus & Millichap*	700	22
Markel*	600	415
MarketAxess Holdings	3,200	207
Marlin Business Services	700	15
Marsh & McLennan	23,300	1,267
MB Financial	5,700	180
MBIA*	6,000	59
McGraw Hill Financial	11,600	1,050
Meadowbrook Insurance Group	4,200	27
Medical Properties Trust‡	14,700	198
Mercantile Bank	1,400	28
Merchants Bancshares	400	12
Mercury General	1,100	58
Meridian Bancorp*	1,700	19
Meta Financial Group	600	23
MetLife	39,500	2,142
Metro Bancorp*	1,100	28
MFA Financial‡	15,400	129
MGIC Investment*	29,000	259
Mid-America Apartment Communities‡	3,200	226
MidSouth Bancorp	700	13
MidWestOne Financial Group	600	16
Moelis, Cl A	600	21
Monmouth Real Estate Investment‡	4,800	54
Moody’s	7,900	784
Morgan Stanley	65,300	2,282
Mortgage Investment Trust‡	2,500	48
MSCI, Cl A	5,200	243
NASB Financial	300	7
NASDAQ OMX Group	4,900	212
National Bank Holdings, Cl A	3,400	67
National Bankshares	600	19
National General Holdings	3,000	56
National Health Investors‡	2,800	185
National Interstate	600	17
National Penn Bancshares	11,000	113
National Retail Properties‡	5,200	198
National Western Life Insurance, Cl A	200	54
Nationstar Mortgage Holdings*	800	28
Navient	17,300	342
Navigators Group*	900	61
NBT Bancorp	3,600	92
Nelnet, Cl A	1,700	81
New Residential Investment*	12,050	149
New York‡	14,200	159
New York Community Bancorp	18,300	292
New York Mortgage Trust‡	7,700	60
NewBridge Bancorp*	2,900	26
NewStar Financial*	2,200	30
Nicholas Financial*	900	11
NMI Holdings, Cl A*	4,000	36
Northern Trust	10,100	670
Northfield Bancorp	4,400	63
Northrim BanCorp	600	17
NorthStar Asset Management Group	7,600	138
NorthStar Realty Finance‡	9,800	182
Northwest Bancshares	7,900	101
OceanFirst Financial	1,100	18

24	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Ocwen Financial*	4,200	$99
Old Line Bancshares	700	11
Old National Bancorp	9,600	140
Old Republic International	10,800	160
Omega Healthcare Investors‡	5,300	202
OmniAmerican Bancorp	1,000	27
One Liberty Properties‡	1,000	23
OneBeacon Insurance Group, Cl A	1,900	30
Oppenheimer Holdings, Cl A	900	22
Opus Bank*	400	11
Oritani Financial	3,900	58
Owens Realty Mortgage‡	900	13
Pacific Continental	1,400	20
Pacific Premier Bancorp*	1,400	23
PacWest Bancorp	4,200	179
Palmetto Bancshares	400	7
Park National	1,100	93
Park Sterling	3,800	29
Parkway Properties‡	6,900	138
Peapack Gladstone Financial	1,000	18
Pebblebrook Hotel Trust‡	5,800	247
Penns Woods Bancorp	400	19
Pennsylvania‡	5,800	124
PennyMac Financial Services, Cl A*	1,200	20
PennyMac Mortgage Investment Trust‡	6,200	134
Peoples Bancorp	1,200	30
Peoples Financial Services	600	30
People’s United Financial	12,900	189
PHH*	4,800	114
Phoenix*	500	30
Physicians Realty Trust‡	3,900	60
PICO Holdings*	1,900	42
Piedmont Office Realty Trust, Cl A‡	6,500	126
Pinnacle Financial Partners	3,000	118
Piper Jaffray*	1,500	85
Platinum Underwriters Holdings	2,300	144
Plum Creek Timber‡	7,400	303
PNC Financial Services Group	22,800	1,970
Popular*	4,200	134
Portfolio Recovery Associates*	4,300	272
Post Properties‡	2,200	123
Potlatch‡	3,500	154
Preferred Bank	1,000	27
Primerica	4,600	235
Principal Financial Group	12,600	660
PrivateBancorp	6,200	200
ProAssurance	2,500	117
Progressive	25,400	671
Prologis‡	21,200	883
Prosperity Bancshares	5,900	356
Protective Life	3,300	230
Provident Financial Services	5,000	91
Prudential Financial	19,400	1,718
PS Business Parks‡	1,702	143
Public Storage‡	6,100	1,124
Pzena Investment Management, Cl A	1,000	10
QTS Realty Trust*	2,000	70
Radian Group	16,400	276
RAIT Financial Trust‡	7,000	51

Description	Shares	Market Value ($ Thousands)
Ramco-Gershenson Properties Trust‡	6,600	$115
Raymond James Financial	5,100	286
Rayonier‡	5,300	177
RCS Capital, Cl A	800	13
RE, Cl A	900	29
Realogy Holdings*	5,900	242
Realty Income‡	9,400	433
Redwood Trust‡	7,100	133
Regency Centers‡	3,900	237
Regional Management*	900	10
Regions Financial	59,100	587
Reinsurance Group of America, Cl A	2,900	244
Renasant	2,800	84
Republic Bancorp, Cl A	800	19
Republic First Bancorp*	2,600	10
Resource America, Cl A	1,200	11
Resource Capital‡	10,900	58
Retail Opportunity Investments‡	7,500	123
Retail Properties of America, Cl A‡	10,000	157
Rexford Industrial Realty‡	3,900	60
RLI	3,600	179
RLJ Lodging Trust‡	11,200	361
Rouse Properties‡	3,200	58
Ryman Hospitality Properties‡	3,800	188
S&T Bancorp	2,400	66
Sabra Health Care‡	4,600	131
Safeguard Scientifics*	1,700	34
Safety Insurance Group	1,200	75
Sandy Spring Bancorp	2,200	57
Santander Consumer USA Holdings	3,700	68
Saul Centers‡	900	49
Sberbank of Russia Via SB Capital* (B)	1,600	20
SEI Investments†	5,500	213
Select Income‡	3,100	76
Selective Insurance Group	4,700	121
Senior Housing Properties Trust‡	8,600	194
ServisFirst Bancshares	100	3
Sierra Bancorp	1,000	17
Signature Bank*	2,100	254
Silver Bay Realty Trust‡	3,200	54
Silvercrest Asset Management Group, Cl A	400	6
Simmons First National, Cl A	1,500	63
Simon Property Group‡	13,300	2,383
SL Green Realty‡	4,100	474
SLM	17,000	162
South State	2,000	121
Southside Bancshares	1,500	50
Southwest Bancorp	1,700	31
Sovran Self Storage‡	2,800	238
Spirit Realty Capital‡	16,900	201
Springleaf Holdings, Cl A*	2,000	75
Square 1 Financial, Cl A*	600	12
St. Joe*	5,400	103
STAG Industrial‡	4,800	117
StanCorp Financial Group	1,800	125
Starwood Property Trust‡	9,400	212
Starwood Waypoint Residential Trust‡	3,400	89
State Auto Financial	1,300	27

25	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
State Bank Financial	2,700	$48
State Street	18,200	1,373
Sterling Bancorp	6,900	97
Stewart Information Services	2,000	71
Stifel Financial*	5,600	266
Stock Yards Bancorp	1,300	43
Stonegate Bank	900	24
Stonegate Mortgage*	1,100	16
Strategic Hotels & Resorts‡ *	21,200	272
Suffolk Bancorp	1,000	23
Summit Hotel Properties‡	7,100	83
Sun Bancorp*	700	14
Sun Communities‡	4,149	241
Sunstone Hotel Investors‡	17,400	266
SunTrust Banks	22,700	888
Susquehanna Bancshares	16,317	160
SVB Financial Group*	2,100	235
SWS Group*	2,500	18
Symetra Financial	6,400	152
Synchrony Financial*	5,300	143
Synovus Financial	5,700	145
T Rowe Price Group	11,200	919
Talmer Bancorp, Cl A	1,400	20
Tanger Factory Outlet Centers‡	3,800	136
Taubman Centers‡	2,600	198
TCF Financial	6,900	107
TD Ameritrade Holding	11,800	398
Tejon Ranch*	1,100	33
Terreno Realty‡	2,800	59
Territorial Bancorp	700	15
Texas Capital Bancshares*	3,700	226
TFS Financial	3,100	46
Tiptree Financial	700	6
Tompkins Financial	1,300	65
Torchmark	5,500	291
Towne Bank	2,500	38
Trade Street Residential‡ *	1,600	11
Travelers	14,700	1,482
Tree.com*	600	22
Trico Bancshares	2,100	55
TriState Capital Holdings*	1,800	18
TrustCo Bank NY	7,900	58
Trustmark	5,900	144
Two Harbors Investment‡	15,400	156
UDR‡	10,600	320
UMB Financial	3,300	197
UMH Properties‡	1,600	16
Umpqua Holdings	14,387	253
Union Bankshares	3,800	85
United Bankshares	6,000	206
United Community Banks	4,100	74
United Community Financial	4,100	21
United Financial Bancorp	4,300	60
United Fire Group	1,700	55
United Insurance Holdings	1,400	27
Universal Health Realty Income Trust‡	1,000	48
Universal Insurance Holdings	2,600	46
Univest Corp of Pennsylvania	1,300	27
Unum Group	10,600	355
Urstadt Biddle Properties, Cl A‡	2,200	48
US Bancorp	72,900	3,106
Valley National Bancorp	17,400	174
Ventas‡	12,400	850

Description	Shares	Market Value ($ Thousands)
ViewPoint Financial Group	3,300	$90
Virtus Investment Partners	600	108
Vornado Realty Trust‡	7,900	865
Voya Financial	6,000	236
Waddell & Reed Financial, Cl A	3,600	172
Walker & Dunlop*	1,600	26
Walter Investment Management*	3,100	70
Washington‡	5,700	161
Washington Federal	8,500	186
Washington Prime Group‡	6,600	116
Washington Trust Bancorp	1,300	50
Waterstone Financial	2,900	36
Webster Financial	7,600	238
Weingarten Realty Investors‡	5,200	189
Wells Fargo	202,500	10,751
WesBanco	2,356	81
West Bancorporation	1,300	22
Westamerica Bancorporation	2,300	113
Western Alliance Bancorp*	6,500	173
Western Asset Mortgage Capital‡	3,500	53
Westwood Holdings Group	600	41
Weyerhaeuser‡	22,300	755
White Mountains Insurance Group	300	187
Whitestone, Cl B‡	1,900	29
Wilshire Bancorp	5,800	57
Wintrust Financial	4,000	185
WisdomTree Investments	9,500	140
World Acceptance*	700	50
WP Carey‡	4,200	284
WR Berkley	4,100	211
WSFS Financial	810	64
Yadkin Financial*	1,700	33
Zions Bancorporation	8,200	238

		181,973

Health Care — 9.2%
Abaxis	2,000	105
Abbott Laboratories	63,900	2,785
AbbVie	67,400	4,277
ABIOMED*	3,300	108
Acadia Healthcare*	3,700	230
ACADIA Pharmaceuticals*	6,861	190
Accelerate Diagnostics*	1,900	41
Acceleron Pharma*	1,500	55
Accuray*	6,600	42
AcelRx Pharmaceuticals*	2,000	13
Achaogen*	600	6
Achillion Pharmaceuticals*	8,100	95
Acorda Therapeutics*	3,662	128
Actinium Pharmaceuticals*	1,700	12
Adamas Pharmaceuticals*	300	5
Addus HomeCare*	600	12
Adeptus Health, Cl A*	500	17
Aegerion Pharmaceuticals*	2,600	52
Aerie Pharmaceuticals*	900	23
Aetna	15,200	1,254
Affymetrix*	6,100	55
Agenus*	5,300	16
Agilent Technologies	14,300	791
Agios Pharmaceuticals*	1,200	101
Air Methods*	3,300	156
Akebia Therapeutics*	700	9
Akorn*	5,400	241

26	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Albany Molecular Research*	1,900	$44
Alder Biopharmaceuticals*	600	11
Alere*	3,500	140
Alexion Pharmaceuticals*	8,400	1,607
Align Technology*	3,400	179
Alimera Sciences*	2,100	12
Allergan	12,600	2,395
Alliance HealthCare Services*	400	10
Allscripts Healthcare Solutions*	7,400	102
Almost Family*	700	21
Alnylam Pharmaceuticals*	3,000	278
AMAG Pharmaceuticals*	1,900	63
Amedisys*	2,300	60
AmerisourceBergen, Cl A	9,700	828
Amgen	32,200	5,222
AMN Healthcare Services*	3,900	67
Amphastar Pharmaceuticals*	1,100	11
Ampio Pharmaceuticals*	3,700	14
Amsurg*	3,700	200
Anacor Pharmaceuticals*	2,800	82
Analogic	1,100	80
AngioDynamics*	2,000	34
ANI Pharmaceuticals*	500	17
Anika Therapeutics*	1,300	52
Antares Pharma*	9,800	20
Applied Genetic Technologies*	400	8
Aratana Therapeutics*	2,900	32
Ardelyx*	600	13
Arena Pharmaceuticals*	19,400	85
ARIAD Pharmaceuticals*	14,200	85
Array BioPharma*	10,500	38
Arrowhead Research*	4,300	28
athenahealth*	1,700	208
AtriCure*	2,300	40
Atrion	143	47
Auspex Pharmaceuticals*	700	19
Auxilium Pharmaceuticals*	4,200	135
Avalanche Biotechnologies*	600	22
Avanir Pharmaceuticals, Cl A*	16,400	212
Baxter International	23,200	1,627
Becton Dickinson and	8,200	1,055
BioCryst Pharmaceuticals*	6,100	71
BioDelivery Sciences International*	3,500	61
Biogen Idec*	10,100	3,243
BioMarin Pharmaceutical*	6,300	520
Bio-Path Holdings*	6,600	19
Bio-Rad Laboratories, Cl A*	900	102
Bio-Reference Laboratories*	2,100	63
BioScrip*	5,800	37
BioSpecifics Technologies*	300	12
BioTelemetry*	2,100	18
BioTime*	4,400	15
Bluebird Bio*	1,900	80
Boston Scientific*	56,900	756
Bristol-Myers Squibb	70,300	4,091
Brookdale Senior Living, Cl A*	7,600	256
Bruker*	4,500	93
Cambrex*	2,600	55
Cantel Medical	2,800	119
Capital Senior Living*	2,400	54
Cara Therapeutics*	400	4
Cardinal Health	14,500	1,138
Cardiovascular Systems*	2,300	71

Description	Shares	Market Value ($ Thousands)
CareFusion*	8,600	$493
Castlight Health, Cl B*	1,200	15
Catalent*	4,100	107
Celgene*	34,000	3,641
Celldex Therapeutics*	7,600	127
Cellular Dynamics International*	900	7
Cempra*	1,800	24
Centene*	2,600	241
Cepheid*	6,008	318
Cerner*	12,800	811
Cerus*	6,100	25
Charles River Laboratories International*	2,000	126
Chemed	1,500	155
ChemoCentryx*	2,300	13
Chimerix*	2,200	68
Cigna	11,400	1,135
Clovis Oncology*	2,187	130
Community Health Systems*	4,800	264
Computer Programs & Systems	900	57
CONMED	2,400	101
Cooper	2,000	328
Corcept Therapeutics*	4,500	15
CorVel*	900	31
Covance*	2,400	192
Covidien	19,100	1,766
CR Bard	3,200	525
Cross Country Healthcare*	2,600	25
CryoLife	2,300	24
CTI BioPharma*	10,700	26
Cubist Pharmaceuticals*	3,100	224
Cyberonics*	2,300	121
Cynosure, Cl A*	1,800	46
Cytokinetics*	2,800	10
Cytori Therapeutics*	6,400	3
CytRx*	4,900	14
DaVita HealthCare Partners*	7,400	578
Dendreon*	14,000	14
DENTSPLY International	5,900	300
Depomed*	4,900	75
Derma Sciences*	1,800	16
DexCom*	6,400	288
Dicerna Pharmaceuticals*	300	3
Durata Therapeutics*	1,300	31
Dyax*	11,300	140
Dynavax Technologies*	22,200	36
Edwards Lifesciences*	4,600	556
Egalet*	300	2
Eleven Biotherapeutics*	400	4
Eli Lilly	41,900	2,779
Emergent Biosolutions*	2,500	57
Enanta Pharmaceuticals*	900	39
Endocyte*	3,300	20
Endologix*	5,800	66
Ensign Group	1,700	66
Envision Healthcare Holdings*	3,200	112
Enzo Biochem*	3,000	16
Epizyme*	1,000	27
Esperion Therapeutics*	400	12
Exact Sciences*	7,200	173
Exactech*	900	19
ExamWorks Group*	2,900	112
Exelixis*	15,400	26
Express Scripts Holding*	32,900	2,527

27	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Five Prime Therapeutics*	1,400	$18
Five Star Quality Care*	4,100	17
Flexion Therapeutics*	500	10
Fluidigm*	2,300	67
Foundation Medicine*	1,100	28
Galectin Therapeutics*	1,500	8
Galena Biopharma*	10,200	21
GenMark Diagnostics*	3,400	39
Genocea Biosciences*	300	3
Genomic Health*	1,400	51
Gentiva Health Services*	2,600	51
Geron*	13,400	30
Gilead Sciences*	65,200	7,302
Globus Medical, Cl A*	5,800	129
Greatbatch*	2,200	110
Haemonetics*	4,400	166
Halozyme Therapeutics*	9,100	88
Hanger*	2,900	69
HCA Holdings*	13,900	974
Health Net*	3,300	157
HealthEquity*	900	18
HealthSouth	7,600	307
HealthStream*	1,700	53
Healthways*	2,700	42
HeartWare International*	1,500	116
Henry Schein*	3,600	432
Heron Therapeutics*	1,900	17
Hill-Rom Holdings	2,400	107
HMS Holdings*	7,400	172
Hologic*	10,100	265
Horizon Pharma*	5,300	69
Hospira*	6,900	371
Humana	6,600	916
Hyperion Therapeutics*	1,100	27
ICU Medical*	1,100	78
Idera Pharmaceuticals*	5,100	13
IDEXX Laboratories*	2,200	312
Illumina*	5,900	1,136
Immune Design*	700	22
ImmunoGen*	7,100	66
Immunomedics*	7,000	28
Impax Laboratories*	6,100	177
Imprivata*	700	11
IMS Health Holdings*	3,100	75
Incyte*	6,000	402
Infinity Pharmaceuticals*	4,000	54
Inogen*	400	9
Inovio Pharmaceuticals*	5,200	59
Insmed*	4,200	60
Insulet*	4,800	207
Insys Therapeutics*	900	37
Integra LifeSciences Holdings*	2,100	107
Intercept Pharmaceuticals*	500	129
Intersect ENT*	700	13
Intra-Cellular Therapies*	1,400	22
Intrexon*	3,200	71
Intuitive Surgical*	1,600	793
Invacare	2,800	44
IPC The Hospitalist*	1,400	58
Ironwood Pharmaceuticals, Cl A*	10,400	146
Isis Pharmaceuticals*	10,000	461
Johnson & Johnson	120,000	12,934
K2M Group Holdings*	700	11
Karyopharm Therapeutics*	1,100	45

Description	Shares	Market Value ($ Thousands)
Keryx Biopharmaceuticals*	7,600	$128
Kindred Biosciences*	800	7
Kindred Healthcare	5,700	124
Kite Pharma*	800	30
KYTHERA Biopharmaceuticals*	1,400	49
Laboratory Corp of America Holdings*	3,600	393
Landauer	900	32
Lannett*	2,200	125
LDR Holding*	1,500	52
Lexicon Pharmaceuticals*	19,700	29
LHC Group*	1,000	24
LifePoint Hospitals*	1,800	126
Ligand Pharmaceuticals*	1,700	94
Luminex*	3,100	59
MacroGenics*	1,700	36
Magellan Health*	2,300	139
MannKind*	19,200	115
Masimo*	4,100	103
McKesson	9,800	1,993
MedAssets*	5,400	117
Medicines*	5,700	144
Medidata Solutions*	4,600	208
Medivation*	3,400	359
MEDNAX*	4,100	256
Medtronic	42,500	2,897
Merck	124,300	7,202
Merge Healthcare*	6,000	17
Meridian Bioscience	3,500	65
Merit Medical Systems*	3,500	53
Merrimack Pharmaceuticals*	8,400	77
Mettler-Toledo International*	1,300	336
MiMedx Group*	8,400	86
Mirati Therapeutics*	600	10
Molina Healthcare*	2,600	126
Momenta Pharmaceuticals*	3,900	43
MWI Veterinary Supply*	1,100	187
Mylan*	15,900	851
Myriad Genetics*	3,100	122
NanoString Technologies*	900	10
NanoViricides*	3,500	13
National Healthcare	900	54
National Research, Cl A*	900	14
Natus Medical*	2,700	92
Navidea Biopharmaceuticals*	12,300	17
Nektar Therapeutics*	10,900	150
Neogen*	3,200	140
NeoStem*	2,100	11
Neuralstem*	5,900	16
Neurocrine Biosciences*	6,600	122
NewLink Genetics*	1,800	59
Northwest Biotherapeutics*	3,100	16
Novavax*	20,100	113
NPS Pharmaceuticals*	9,100	249
NuVasive*	3,900	160
NxStage Medical*	5,000	76
Ocular Therapeutix*	700	11
Ohr Pharmaceutical*	1,800	13
Omeros*	2,800	46
Omnicare	4,200	280
Omnicell*	3,000	97
OncoMed Pharmaceuticals*	1,000	21
Oncothyreon*	5,600	10
Ophthotech*	1,200	50

28	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
OPKO Health*	16,700	$139
OraSure Technologies*	4,500	40
Orexigen Therapeutics*	10,100	41
Organovo Holdings*	5,300	35
Orthofix International*	1,600	47
Osiris Therapeutics*	1,600	22
Otonomy*	600	16
OvaScience*	1,400	27
Owens & Minor	5,300	177
Oxford Immunotec Global*	1,200	19
Pacific Biosciences of California*	4,800	31
Pacira Pharmaceuticals*	3,100	288
Pain Therapeutics*	3,200	6
PAREXEL International*	4,900	266
Patterson	3,500	151
PDL BioPharma	13,300	113
Peregrine Pharmaceuticals*	15,900	25
PerkinElmer	4,700	204
Pernix Therapeutics Holdings*	2,600	25
Pfizer	271,200	8,122
Pharmacyclics*	2,500	327
PharMerica*	2,700	77
Phibro Animal Health, Cl A	1,200	31
PhotoMedex*	1,100	4
Portola Pharmaceuticals*	3,600	103
POZEN	2,400	22
Premier, Cl A*	1,300	43
Prestige Brands Holdings*	4,400	156
Progenics Pharmaceuticals*	5,800	28
Providence Service*	1,000	44
PTC Therapeutics*	2,000	82
Puma Biotechnology*	2,000	501
Quality Systems	4,100	62
Quest Diagnostics	6,000	381
Quidel*	2,600	74
Quintiles Transnational Holdings*	2,300	135
Radius Health*	800	15
RadNet*	2,700	25
Raptor Pharmaceutical*	5,200	50
Receptos*	1,600	166
Regado Biosciences*	1,300	1
Regeneron Pharmaceuticals*	3,400	1,339
Regulus Therapeutics*	1,200	24
Relypsa*	1,500	31
Repligen*	2,700	68
Repros Therapeutics*	2,700	17
ResMed	5,900	308
Retrophin*	1,800	17
Revance Therapeutics*	700	14
Rigel Pharmaceuticals*	7,400	15
Rockwell Medical*	3,400	30
Roka Bioscience*	800	8
RTI Surgical*	4,800	24
Sage Therapeutics*	500	20
Sagent Pharmaceuticals*	1,800	57
Salix Pharmaceuticals*	2,700	388
Sangamo BioSciences*	6,100	74
Sarepta Therapeutics*	3,400	55
SciClone Pharmaceuticals*	4,400	34
Seattle Genetics*	4,300	158
Select Medical Holdings	6,700	97
Sequenom*	10,200	33
Sirona Dental Systems*	2,400	189
Skilled Healthcare Group, Cl A*	2,100	15

Description	Shares	Market Value ($ Thousands)
Spectranetics*	3,500	$111
Spectrum Pharmaceuticals*	5,400	41
St. Jude Medical	12,100	776
STAAR Surgical*	3,100	30
Stemline Therapeutics*	1,000	15
STERIS	5,000	309
Stryker	14,300	1,252
Sucampo Pharmaceuticals, Cl A*	1,500	13
Sunesis Pharmaceuticals*	4,000	7
Supernus Pharmaceuticals*	2,400	19
Surgical Care Affiliates*	1,000	31
SurModics*	1,200	26
Symmetry Medical*	3,000	30
Synageva BioPharma*	1,900	144
Synergy Pharmaceuticals*	8,100	28
Synta Pharmaceuticals*	5,400	16
T2 Biosystems*	700	11
Tandem Diabetes Care*	700	11
Team Health Holdings*	6,000	375
Techne	1,500	137
Teleflex	1,700	194
Tenet Healthcare*	4,000	224
TESARO*	1,600	45
Tetraphase Pharmaceuticals*	2,200	53
TG Therapeutics*	1,800	20
TherapeuticsMD*	8,900	40
Theravance	6,900	111
Thermo Fisher Scientific	17,000	1,999
Thoratec*	4,800	130
Threshold Pharmaceuticals*	4,300	13
Tornier*	3,000	84
TransEnterix*	2,200	9
TriVascular Technologies*	600	8
Trupanion*	1,100	7
Ultragenyx Pharmaceutical*	600	28
Unilife*	8,400	31
United Therapeutics*	2,000	262
UnitedHealth Group	41,500	3,943
Universal American*	3,600	34
Universal Health Services, Cl B	3,700	384
US Physical Therapy	1,000	43
Utah Medical Products	300	17
Vanda Pharmaceuticals*	2,800	34
Varian Medical Systems*	4,400	370
Vascular Solutions*	1,400	41
VCA*	3,700	169
Veeva Systems, Cl A*	1,600	48
Veracyte*	600	5
Verastem*	1,600	15
Versartis*	500	10
Vertex Pharmaceuticals*	10,000	1,126
Vital Therapies*	400	7
VIVUS*	8,700	29
Vocera Communications*	1,800	19
Volcano*	4,300	44
Waters*	3,600	399
WellCare Health Plans*	3,800	258
WellPoint	11,800	1,495
West Pharmaceutical Services	6,000	308
Wright Medical Group*	4,200	133
Xencor*	1,300	14
XenoPort*	4,900	33
XOMA*	7,100	30
Zafgen*	800	17

29	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Zeltiq Aesthetics*	2,500	$64
Zimmer Holdings	7,200	801
ZIOPHARM Oncology*	6,900	23
Zoetis, Cl A	21,500	799
Zogenix*	10,000	13
ZS Pharma*	600	23

		137,210

Industrials — 7.7%
3M	27,700	4,259
AAON	3,600	71
AAR	3,300	87
ABM Industries	4,900	135
Acacia Research	4,200	76
ACCO Brands*	9,500	78
Accuride*	3,200	15
Aceto	2,400	55
Actuant, Cl A	5,500	174
Acuity Brands	1,800	251
ADT	7,200	258
Advanced Drainage Systems*	1,300	28
Advisory Board*	3,200	172
AECOM Technology*	12,175	396
Aegion, Cl A*	3,200	59
Aerovironment*	1,600	49
AGCO	3,900	173
Air Lease, Cl A	4,300	157
Air Transport Services Group*	4,300	35
Aircastle	5,600	107
Alamo Group	600	26
Alaska Air Group	5,700	303
Albany International, Cl A	2,300	87
Allegiant Travel, Cl A	1,200	160
Alliant Techsystems	1,300	152
Allison Transmission Holdings	5,500	179
Altra Industrial Motion	2,300	73
AMERCO	300	81
Ameresco, Cl A*	1,700	14
American Airlines Group	30,700	1,269
American Railcar Industries	900	59
American Science & Engineering	700	39
American Woodmark*	1,000	41
AMETEK	10,200	532
AO Smith	3,200	171
Apogee Enterprises	2,500	110
Applied Industrial Technologies	3,500	171
ARC Document Solutions*	3,500	36
ARC Group Worldwide*	300	4
ArcBest	2,300	89
Argan	1,000	35
Armstrong World Industries*	1,800	87
Astec Industries	1,600	61
Astronics*	1,687	87
Astronics, Cl B*	352	18
Atlas Air Worldwide Holdings*	2,100	78
Avis Budget Group*	4,300	240
AZZ	2,200	103
Babcock & Wilcox	4,500	129
Baltic Trading*	4,200	16
Barnes Group	4,600	168
Barrett Business Services	600	14
BE Aerospace*	4,300	320
Beacon Roofing Supply*	4,200	116

Description	Shares	Market Value ($ Thousands)
Blount International*	4,100	$63
Boeing	30,900	3,860
Brady, Cl A	4,000	95
Briggs & Stratton	4,200	85
Brink’s	4,000	84
Builders FirstSource*	3,800	23
CAI International*	1,400	29
Capstone Turbine*	28,800	29
Carlisle	2,700	240
Casella Waste Systems, Cl A*	3,300	15
Caterpillar	26,400	2,677
CBIZ*	3,500	32
CDI	1,200	21
Ceco Environmental	1,800	26
Celadon Group	1,700	33
Cenveo*	4,500	10
CH Robinson Worldwide	6,500	450
Chart Industries*	2,600	121
Cintas	4,100	300
CIRCOR International	1,500	113
Civeo	8,300	101
CLARCOR	4,300	288
Clean Harbors*	2,500	124
Colfax*	4,000	218
Columbus McKinnon	1,800	51
Comfort Systems USA	3,200	49
Commercial Vehicle Group*	2,300	15
Continental Building Products*	1,000	15
Con-way	2,400	104
Copart*	4,600	154
Corporate Executive Board	2,900	214
Corporate Resource Services*	1,300	2
Covanta Holding	4,400	97
CRA International*	900	27
Crane	2,000	125
CSX	42,500	1,514
Cubic	1,700	82
Cummins	7,800	1,140
Curtiss-Wright	4,100	284
Danaher	26,000	2,090
Deere	15,400	1,317
Delta Air Lines	36,100	1,452
Deluxe	4,300	261
DigitalGlobe*	6,400	183
Donaldson	5,900	245
Douglas Dynamics	1,900	39
Dover	7,000	556
Ducommun*	800	21
Dun & Bradstreet	1,600	197
DXP Enterprises*	1,100	73
Dycom Industries*	2,800	88
Dynamic Materials	1,200	22
Echo Global Logistics*	2,100	55
EMCOR Group	5,808	256
Emerson Electric	29,600	1,896
Encore Wire	1,800	68
Energy Recovery*	3,200	15
EnerSys	4,059	255
Engility Holdings*	1,400	60
Ennis	2,200	33
Enphase Energy*	1,600	24
EnPro Industries*	1,900	123
Equifax	5,100	386
Erickson*	600	8

30	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
ESCO Technologies	2,200	$84
Esterline Technologies*	2,700	316
Exelis	7,800	139
ExOne*	900	22
Expeditors International of Washington	8,200	350
Exponent	1,200	96
Fastenal	12,900	568
Federal Signal	5,400	77
FedEx	12,500	2,093
Flowserve	5,700	388
Fluor	6,600	438
Fortune Brands Home & Security	6,900	298
Forward Air	2,700	129
Foster Wheeler	4,100	127
Franklin Covey*	900	18
Franklin Electric	4,100	153
FreightCar America	1,000	33
FTI Consulting*	3,500	141
FuelCell Energy*	19,000	38
Furmanite*	3,100	23
G&K Services, Cl A	1,700	107
GATX	1,900	120
GenCorp*	5,200	88
Generac Holdings*	5,800	263
General Cable	4,200	60
General Dynamics	12,900	1,803
General Electric	425,200	10,974
Genesee & Wyoming, Cl A*	2,100	202
Gibraltar Industries*	2,600	40
Global Brass & Copper Holdings	1,700	24
Global Power Equipment Group	1,500	20
Gorman-Rupp	1,500	48
GP Strategies*	1,300	43
Graco	2,500	196
GrafTech International*	10,100	43
Graham	900	30
Granite Construction	3,300	122
Great Lakes Dredge & Dock	5,100	36
Greenbrier	2,300	144
Griffon	3,300	41
H&E Equipment Services	2,700	101
Harsco	7,100	154
Hawaiian Holdings*	3,800	66
HD Supply Holdings*	4,400	127
Healthcare Services Group	6,110	182
Heartland Express	4,500	113
HEICO	5,800	315
Heidrick & Struggles International	1,700	35
Heritage-Crystal Clean*	700	13
Herman Miller	5,100	163
Hertz Global Holdings*	18,600	408
Hexcel*	4,000	168
Hill International*	2,500	10
Hillenbrand	5,462	182
HNI	3,900	182
Honeywell International	33,300	3,201
Houston Wire & Cable	1,500	20
Hub Group, Cl A*	3,200	116
Hubbell, Cl B	2,400	272
Huntington Ingalls Industries	2,000	212
Hurco	600	23
Huron Consulting Group*	2,000	139

Description	Shares	Market Value ($ Thousands)
Hyster-Yale Materials Handling, Cl A	900	$71
ICF International*	1,700	62
IDEX	3,400	255
IHS, Cl A*	3,000	393
Illinois Tool Works	14,500	1,320
InnerWorkings*	3,000	27
Insperity	1,900	60
Insteel Industries	1,600	38
Interface, Cl A	5,500	88
International Shipholding	400	8
ITT	3,800	171
Jacobs Engineering Group*	5,600	266
JB Hunt Transport Services	3,900	311
JetBlue Airways*	21,200	245
John Bean Technologies	2,400	72
Joy Global	4,100	216
Kadant	900	37
Kaman	2,300	99
Kansas City Southern	4,700	577
KAR Auction Services	5,800	176
KBR	6,100	116
Kelly Services, Cl A	2,300	41
Kennametal	3,300	127
KEYW Holding*	2,800	28
Kforce	2,300	53
Kimball International, Cl B	3,000	54
Kirby*	2,400	265
Knight Transportation	5,221	153
Knoll	4,100	82
Korn*	4,200	117
Kratos Defense & Security Solutions*	3,800	26
L-3 Communications Holdings, Cl 3	3,600	437
Landstar System	1,800	133
Layne Christensen*	1,700	12
LB Foster, Cl A	900	49
Lennox International	2,000	178
Lincoln Electric Holdings	3,400	246
Lindsay	1,100	96
LMI Aerospace*	900	12
Lockheed Martin	11,500	2,192
LSI Industries	1,900	14
Lydall*	1,400	43
Manitex International*	1,200	14
Manitowoc	5,600	117
Manpowergroup	3,300	220
Marten Transport	2,000	39
Masco	14,900	329
MasTec*	5,600	160
Matson	3,600	103
Matthews International, Cl A	2,500	115
McGrath RentCorp	2,200	80
Meritor*	8,300	95
Middleby*	2,300	204
Miller Industries	1,000	20
Mistras Group*	1,400	23
Mobile Mini	4,000	175
Moog, Cl A*	3,800	291
MRC Global*	4,200	88
MSA Safety	2,500	144
MSC Industrial Direct, Cl A	1,900	154
Mueller Industries	4,800	156

31	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Mueller Water Products, Cl A	13,500	$133
Multi-Color	1,000	49
MYR Group*	1,700	44
National Presto Industries	400	25
Navigant Consulting*	4,100	63
Navistar International*	2,400	85
NCI Building Systems*	2,600	52
NL Industries	600	4
NN	1,400	35
Norcraft*	600	10
Nordson	2,700	207
Norfolk Southern	13,100	1,449
Nortek*	800	67
Northrop Grumman	9,100	1,255
Northwest Pipe*	900	32
NOW*	4,500	135
Old Dominion Freight Line*	2,500	182
Omega Flex*	300	8
On Assignment*	4,900	143
Orbital Sciences*	5,300	139
Orion Marine Group*	2,300	25
Oshkosh	3,500	157
Owens Corning	4,900	157
PACCAR	15,100	986
Pall	4,800	439
PAM Transportation Services*	300	13
Parker-Hannifin	6,400	813
Park-Ohio Holdings	700	37
Patrick Industries*	700	30
Patriot Transportation Holding*	600	25
Paylocity Holding*	700	17
Pendrell*	13,600	23
Performant Financial*	2,500	22
PGT*	3,900	37
Pike*	2,300	27
Pitney Bowes	8,600	213
Plug Power*	15,200	72
Ply Gem Holdings*	1,700	19
Polypore International*	3,800	167
Powell Industries	900	41
Power Solutions International*	400	26
PowerSecure International*	1,900	21
Precision Castparts	6,100	1,346
Preformed Line Products	300	17
Primoris Services	3,400	98
Proto Labs*	1,900	124
Quad	2,300	51
Quality Distribution*	2,300	30
Quanex Building Products	3,100	62
Quanta Services*	8,800	300
Quest Resource Holding*	1,100	2
Raven Industries	3,000	76
Raytheon	13,300	1,382
RBC Bearings	2,000	122
Regal-Beloit	1,900	135
Republic Airways Holdings*	4,500	56
Republic Services, Cl A	11,100	426
Resources Connection	3,400	53
Revolution Lighting Technologies*	2,600	5
Rexnord*	6,400	189
Roadrunner Transportation Systems*	2,300	47
Robert Half International	6,100	334
Rockwell Automation	5,900	663

Description	Shares	Market Value ($ Thousands)
Rockwell Collins	5,600	$471
Rollins	2,600	83
Roper Industries	4,300	681
RPX*	4,500	63
RR Donnelley & Sons	8,400	147
Rush Enterprises, Cl A*	3,000	114
Ryder System	2,200	195
Safe Bulkers	3,400	18
Saia*	2,200	108
Scorpio Bulkers*	11,300	55
SIFCO Industries	200	7
Simpson Manufacturing	3,500	116
SkyWest	4,400	51
Snap-on	2,400	317
SolarCity*	1,800	107
Southwest Airlines	29,400	1,014
SP Plus*	1,300	28
Sparton*	900	24
Spirit AeroSystems Holdings, Cl A*	5,000	197
Spirit Airlines*	3,300	241
SPX	1,900	180
Standex International	1,100	95
Stanley Black & Decker	6,700	627
Steelcase, Cl A	7,300	129
Stericycle*	3,500	441
Sterling Construction*	1,600	14
Stock Building Supply Holdings*	1,100	17
Sun Hydraulics	2,000	80
Swift Transportation, Cl A*	7,400	183
TAL International Group	2,900	125
Taser International*	4,800	90
TCP International Holdings*	1,200	8
Team*	1,700	72
Teledyne Technologies*	3,200	332
Tennant	1,600	118
Terex	4,500	129
Tetra Tech	5,500	147
Textainer Group Holdings	1,900	65
Textron	11,700	486
Thermon Group Holdings*	2,800	68
Timken	3,300	142
Titan International	3,700	39
Titan Machinery*	1,400	19
Toro	2,300	142
Towers Watson, Cl A	2,700	298
TransDigm Group	2,200	411
Trex*	2,900	125
TriMas*	3,800	120
TriNet Group*	1,300	39
Trinity Industries	6,900	246
Triumph Group	2,200	153
TrueBlue*	3,400	84
Tutor Perini*	3,200	90
Twin Disc	700	18
Tyco International	19,700	846
UniFirst	1,300	145
Union Pacific	38,600	4,495
United Continental Holdings*	16,000	845
United Parcel Service, Cl B	30,100	3,158
United Rentals*	4,200	462
United Stationers	3,300	138
United Technologies	38,800	4,152
Universal Forest Products	1,700	85
Universal Truckload Services	600	16

32	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
US Ecology	1,800	$91
USA Truck*	600	10
USG*	3,900	105
UTi Worldwide*	7,600	83
Valmont Industries	1,200	163
Vectrus*	433	11
Verisk Analytics, Cl A*	6,900	430
Veritiv*	400	18
Viad	1,700	43
Vicor*	1,400	19
VSE	300	18
Wabash National*	5,700	59
WABCO Holdings*	2,300	224
Wabtec	4,100	354
WageWorks*	3,100	177
Waste Connections	5,500	274
Waste Management	19,900	973
Watsco	2,200	224
Watts Water Technologies, Cl A	2,400	146
Werner Enterprises	3,800	105
Wesco Aircraft Holdings*	4,682	83
WESCO International*	1,800	148
West	3,400	109
Woodward	5,600	287
WW Grainger	2,500	617
Xerium Technologies*	800	12
XPO Logistics*	4,400	176
Xylem	7,600	276
YRC Worldwide*	2,900	62

		113,976

Information Technology — 12.7%
3D Systems*	4,600	174
A10 Networks*	1,100	5
ACI Worldwide*	9,600	185
Activision Blizzard	21,000	419
Actua*	3,400	64
Actuate*	3,800	16
Acxiom*	6,500	122
Adobe Systems*	21,600	1,515
ADTRAN	4,800	102
Advanced Energy Industries*	3,400	67
Advanced Micro Devices*	25,300	71
Advent Software	4,300	149
Aerohive Networks*	900	5
Agilysys*	1,300	15
Akamai Technologies*	7,700	464
Alliance Data Systems*	2,300	652
Alliance Fiber Optic Products	1,000	13
Alpha & Omega Semiconductor*	1,900	18
Altera	13,600	467
Ambarella*	2,500	111
Amber Road*	700	9
Amdocs	6,600	314
American Software, Cl A	2,000	19
Amkor Technology*	7,200	49
Amphenol, Cl A	13,500	683
Analog Devices	13,500	670
Angie’s List*	3,800	26
Anixter International	2,300	196
ANSYS*	3,800	299
AOL*	3,200	139
Apple	256,000	27,648

Description	Shares	Market Value ($ Thousands)
Applied Materials	51,800	$1,144
Applied Micro Circuits*	7,300	47
Applied Optoelectronics*	1,300	21
Arista Networks*	400	33
ARRIS Group*	5,200	156
Arrow Electronics*	4,100	233
Aruba Networks*	9,300	201
Aspen Technology*	7,800	288
Atmel*	17,100	127
Audience*	1,100	4
Autodesk*	9,800	564
Automatic Data Processing	20,400	1,668
Avnet	5,700	247
AVX	1,900	27
Axcelis Technologies*	8,700	19
Badger Meter	1,200	68
Bankrate*	5,500	60
Barracuda Networks*	700	23
Bazaarvoice*	4,200	31
Bel Fuse, Cl B	900	25
Belden	3,700	263
Benchmark Electronics*	4,500	107
Benefitfocus*	400	11
Black Box	1,300	29
Blackbaud	4,019	179
Blackhawk Network Holdings, Cl A*	4,500	156
Blucora*	3,600	61
Booz Allen Hamilton Holding, Cl A	3,000	79
Borderfree*	400	4
Bottomline Technologies de*	3,300	83
Brightcove*	2,700	17
Broadcom, Cl A	22,700	951
Broadridge Financial Solutions	5,000	220
BroadSoft*	2,400	55
Brocade Communications Systems	17,700	190
Brooks Automation	5,500	68
CA	13,200	384
Cabot Microelectronics*	2,000	96
CACI International, Cl A*	2,000	165
Cadence Design Systems*	12,000	215
CalAmp*	3,000	58
Calix*	3,400	37
Callidus Software*	3,700	52
Carbonite*	1,400	15
Cardtronics*	3,900	150
Care.com*	600	5
Cascade Microtech*	1,000	11
Cass Information Systems	1,000	48
Cavium*	4,500	231
CDK Global*	13,833	465
CDW	3,500	108
CEVA*	1,700	28
ChannelAdvisor*	1,700	24
Checkpoint Systems*	3,400	45
Ciber*	6,400	21
Ciena*	8,800	147
Cirrus Logic*	5,500	106
Cisco Systems	218,000	5,334
Citrix Systems*	6,800	437
Clearfield*	1,000	15
Cognex*	7,400	293

33	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Cognizant Technology Solutions, Cl A*	25,800	$1,260
Coherent*	2,200	143
Cohu	2,200	22
CommScope Holding*	2,600	56
CommVault Systems*	4,000	177
Computer Sciences	6,000	362
Computer Task Group	1,300	11
Compuware	18,500	188
comScore*	2,900	122
Comtech Telecommunications	1,300	49
Comverse*	1,900	41
Concur Technologies*	2,000	257
Constant Contact*	2,600	92
Control4*	1,000	16
Convergys	8,700	175
Conversant*	5,700	201
CoreLogic*	3,900	122
Cornerstone OnDemand*	4,600	167
Corning	55,800	1,140
CoStar Group*	1,300	209
Covisint*	3,194	9
Cray*	3,400	118
Cree*	4,800	151
CSG Systems International	2,900	77
CTS	2,900	53
CUI Global*	1,600	13
Cvent*	1,400	36
Cyan*	2,400	8
Cypress Semiconductor	13,700	136
Daktronics	3,200	43
Datalink*	1,600	20
Dealertrack Technologies*	4,600	216
Demand Media*	700	5
Demandware*	2,600	156
Dice Holdings*	3,300	33
Diebold	2,700	96
Digi International*	2,200	18
Digimarc*	600	17
Digital River*	2,800	72
Diodes*	3,278	85
Dolby Laboratories, Cl A	2,000	84
Dot Hill Systems*	5,100	20
DSP Group*	1,800	17
DST Systems	1,300	125
DTS*	1,400	42
E2open*	1,900	11
EarthLink Holdings	8,600	31
Eastman Kodak*	1,400	30
eBay*	53,900	2,830
Ebix	2,600	38
EchoStar, Cl A*	1,800	84
Electro Rent	1,500	23
Electro Scientific Industries	2,000	14
Electronic Arts*	13,700	561
Electronics For Imaging*	4,000	183
Ellie Mae*	2,500	96
EMC	87,200	2,505
Emulex*	6,600	37
Endurance International Group Holdings*	2,500	42
EnerNOC*	2,400	35
Entegris*	12,200	166
Entropic Communications*	7,500	19

Description	Shares	Market Value ($ Thousands)
Envestnet*	3,000	$133
EPAM Systems*	3,100	148
Epiq Systems	2,800	45
ePlus*	400	24
Equinix	2,200	460
Euronet Worldwide*	4,400	236
EVERTEC	5,700	129
Everyday Health*	600	8
Exar*	3,200	31
ExlService Holdings*	2,800	78
Extreme Networks*	8,200	29
F5 Networks*	3,300	406
Fabrinet*	2,800	51
Facebook, Cl A*	84,000	6,299
FactSet Research Systems	1,800	237
Fair Isaac	2,800	174
Fairchild Semiconductor International, Cl A*	10,900	167
FARO Technologies*	1,600	90
FEI	3,600	303
Fidelity National Information Services	12,000	701
Finisar*	8,500	142
FireEye*	3,600	122
First Solar*	3,100	183
Fiserv*	10,700	743
Five9*	1,000	4
FleetCor Technologies*	3,600	542
FleetMatics Group*	3,200	119
FLIR Systems	5,800	194
FormFactor*	4,700	37
Forrester Research	900	36
Fortinet*	5,600	146
Gartner*	3,800	307
Genpact*	6,600	116
Gigamon*	1,900	28
Global Cash Access Holdings*	5,400	39
Global Eagle Entertainment*	3,200	39
Global Payments	2,800	225
Globant*	800	10
Glu Mobile*	7,400	29
Gogo*	4,900	81
Google, Cl A*	11,900	6,758
Google, Cl C*	12,100	6,765
GrubHub*	700	25
GSI Group*	2,600	33
GTT Communications*	1,100	14
Guidance Software*	1,500	10
Guidewire Software*	5,900	295
Hackett Group	2,200	15
Harmonic*	7,900	53
Harris	4,400	306
Heartland Payment Systems	3,000	155
Hewlett-Packard	80,600	2,892
Higher One Holdings*	2,700	7
HomeAway*	3,800	133
IAC	3,100	210
iGATE*	3,200	119
II-VI*	4,400	59
Immersion*	2,400	20
Imperva*	1,900	78
Infinera*	10,700	155
Infoblox*	4,600	74
Informatica*	4,400	157

34	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Information Services Group*	2,700	$11
Ingram Micro, Cl A*	6,400	172
Inphi*	2,500	39
Insight Enterprises*	3,400	77
Integrated Device Technology*	11,655	191
Integrated Silicon Solution	2,600	35
Intel	211,700	7,200
Interactive Intelligence Group*	1,400	68
InterDigital	3,500	173
Internap Network Services*	4,700	38
International Business Machines	40,100	6,592
International Rectifier*	6,000	239
Intersil, Cl A	10,800	144
Intevac*	2,000	15
Intralinks Holdings*	3,300	29
Intuit	12,000	1,056
InvenSense, Cl A*	6,200	101
IPG Photonics*	1,300	95
Itron*	3,300	128
Ixia*	4,700	45
IXYS	2,000	23
j2 Global	4,000	216
Jabil Circuit	8,500	178
Jack Henry & Associates	3,500	209
JDS Uniphase*	9,600	129
Jive Software*	3,700	23
Juniper Networks	19,700	415
Kemet*	3,600	17
KLA-Tencor	7,100	562
Knowles*	3,400	66
Kofax*	6,300	40
Kopin*	5,300	20
KVH Industries*	1,300	17
Lam Research	7,000	545
Lattice Semiconductor*	9,600	64
Leidos Holdings	2,700	99
Lexmark International, Cl A	2,600	112
Limelight Networks*	5,000	12
Linear Technology	10,300	441
LinkedIn, Cl A*	4,400	1,007
Lionbridge Technologies*	5,400	26
Liquidity Services*	2,000	26
Littelfuse	1,900	185
LivePerson*	4,500	65
LogMeIn*	2,000	96
Luxoft Holding, Cl A*	700	28
M*	1,000	22
Manhattan Associates*	6,500	261
ManTech International, Cl A	2,000	56
Marchex, Cl B	5,300	20
Marin Software*	2,100	19
Marketo*	2,100	68
Marvell Technology Group	17,000	228
MasterCard, Cl A	42,700	3,576
Mavenir Systems*	1,000	12
Maxim Integrated Products	11,600	340
MAXIMUS	5,800	281
MaxLinear, Cl A*	2,300	16
Maxwell Technologies*	2,400	28
Mentor Graphics	8,433	179
Mercury Systems*	2,700	38
Mesa Laboratories	300	23
Methode Electronics	3,200	126
Micrel	3,700	45

Description	Shares	Market Value ($ Thousands)
Microchip Technology	8,800	$379
Micron Technology*	45,200	1,496
Microsemi*	8,200	214
Microsoft	350,900	16,475
MicroStrategy, Cl A*	800	129
Millennial Media*	6,600	14
MKS Instruments	4,670	170
MobileIron*	1,300	13
Model N*	1,600	16
ModusLink Global Solutions*	3,200	11
MoneyGram International*	2,300	20
Monolithic Power Systems	3,300	146
Monotype Imaging Holdings	3,300	94
Monster Worldwide*	7,300	28
Motorola Solutions	9,700	626
Move*	3,300	69
MTS Systems	1,300	86
Multi-Fineline Electronix*	700	7
Nanometrics*	2,000	27
National Instruments	4,200	133
NCR*	6,900	191
NetApp	14,300	612
NETGEAR*	3,200	109
NetScout Systems*	3,200	118
NetSuite*	1,700	185
NeuStar, Cl A*	4,700	124
Newport*	3,300	59
NIC	5,500	101
Nimble Storage*	700	19
Nuance Communications*	10,900	168
Numerex, Cl A*	1,100	14
NVE*	400	29
NVIDIA	24,300	475
Oclaro*	7,600	12
OmniVision Technologies*	4,800	129
ON Semiconductor*	18,000	149
Oplink Communications	1,600	33
OPOWER*	700	13
Oracle	139,700	5,455
OSI Systems*	1,700	121
Palo Alto Networks*	2,400	254
Pandora Media*	8,800	170
Park City Group*	900	8
Park Electrochemical	1,700	44
ParkerVision*	8,400	11
Paychex	13,900	652
Paycom Software*	600	11
PC Connection	900	21
PDF Solutions*	2,700	35
Pegasystems	3,100	67
Peregrine Semiconductor*	2,300	29
Perficient*	2,800	46
Pericom Semiconductor*	1,800	20
Photronics*	5,200	47
Plantronics	3,600	187
Plexus*	2,900	120
PMC-Sierra*	15,309	119
Polycom*	11,700	153
Power Integrations	2,700	136
PRGX Global*	2,200	12
Procera Networks*	1,700	13
Progress Software*	4,300	111
Proofpoint*	3,100	137
PROS Holdings*	2,000	56

35	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
PTC*	5,000	$191
Q2 Holdings*	900	14
QAD*	600	13
Qlik Technologies*	7,800	221
QLogic*	7,200	85
QUALCOMM	71,800	5,637
Qualys*	1,700	55
Quantum*	18,600	24
QuickLogic*	4,500	13
QuinStreet*	2,900	12
Rackspace Hosting*	5,900	226
Rally Software Development*	1,900	19
Rambus*	10,000	115
RealD*	3,400	38
RealNetworks*	1,900	13
RealPage*	4,300	85
Red Hat*	7,900	465
Reis	700	16
RF Micro Devices*	24,500	319
Rightside Group*	700	7
Riverbed Technology*	6,600	125
Rocket Fuel*	1,700	27
Rofin-Sinar Technologies*	2,300	52
Rogers*	1,600	109
Rosetta Stone*	1,700	16
Rovi*	3,900	81
Rubicon Project*	700	8
Rubicon Technology*	2,200	10
Ruckus Wireless*	5,400	70
Rudolph Technologies*	2,700	24
Sabre	1,800	31
salesforce.com*	26,000	1,664
SanDisk	9,600	904
Sanmina*	7,000	175
Sapiens International*	2,000	16
Sapient*	9,600	166
ScanSource*	2,400	92
Science Applications International	3,700	181
SciQuest*	2,300	34
Seachange International*	2,700	18
Semtech*	5,600	142
ServiceNow*	6,300	428
ServiceSource International*	5,900	23
ShoreTel*	5,200	42
Shutterstock*	1,300	101
Silicon Graphics International*	2,900	25
Silicon Image*	6,300	34
Silicon Laboratories*	3,800	173
Silver Springs Network*	3,300	32
Skyworks Solutions	8,200	478
SolarWinds*	2,700	128
Solera Holdings	2,900	151
Sonus Networks*	22,300	77
Spansion, Cl A*	5,400	111
Speed Commerce*	4,200	12
Splunk*	5,000	330
SPS Commerce*	1,400	82
SS&C Technologies Holdings*	5,800	280
Stamps.com*	1,300	48
SunEdison*	10,900	213
SunPower, Cl A*	1,900	61
Super Micro Computer*	3,000	96
Sykes Enterprises*	3,300	71
Symantec	29,600	735

Description	Shares	Market Value ($ Thousands)
Synaptics*	3,114	$213
Synchronoss Technologies*	3,000	155
SYNNEX	2,400	166
Synopsys*	6,400	262
Syntel*	1,300	113
Tableau Software, Cl A*	1,600	132
Take-Two Interactive Software*	7,000	185
Tangoe*	3,200	47
Tech Data*	1,500	90
TechTarget*	1,400	13
TeleCommunication Systems, Cl A*	4,000	12
Telenav*	2,300	17
TeleTech Holdings*	1,500	39
Teradata*	6,600	279
Teradyne	8,500	156
Tessco Technologies	400	13
Tessera Technologies	4,500	137
Texas Instruments	46,100	2,289
Textura*	1,700	45
TIBCO Software*	7,000	164
TiVo*	9,900	129
Total System Services	6,900	233
Travelzoo*	600	8
Tremor Video*	3,200	8
Trimble Navigation*	10,900	293
TriQuint Semiconductor*	14,700	318
TrueCar*	800	13
Trulia*	3,100	145
TTM Technologies*	4,500	31
TubeMogul*	600	9
Twitter*	20,400	846
Tyler Technologies*	2,800	313
Ubiquiti Networks	2,500	89
Ultimate Software Group*	2,400	361
Ultra Clean Holdings*	2,400	21
Ultratech*	2,300	44
Unisys*	4,300	110
Universal Display*	3,400	106
Unwired Planet*	8,100	13
Vantiv, Cl A*	5,000	155
Varonis Systems*	400	8
VASCO Data Security International*	2,700	68
Veeco Instruments*	3,500	126
VeriFone Systems*	4,700	175
Verint Systems*	5,100	293
VeriSign*	5,000	299
ViaSat*	3,600	226
Viasystems Group*	400	6
Violin Memory*	7,500	36
VirnetX Holding*	5,600	33
Virtusa*	2,300	94
Visa, Cl A	21,300	5,142
Vishay Intertechnology	5,600	76
Vishay Precision Group*	1,000	17
Vitesse Semiconductor*	4,300	15
VMware, Cl A*	3,600	301
Vringo*	5,900	6
Web.com Group*	4,600	94
WebMD Health, Cl A*	3,400	145
Western Digital	9,500	935
Western Union	22,300	378
WEX*	3,300	375

36	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Workday, Cl A*	3,900	$372
Xcerra*	4,900	42
Xerox	50,100	665
Xilinx	11,600	516
XO Group*	2,300	29
Xoom*	2,600	39
Yahoo!*	42,500	1,957
Yelp, Cl A*	2,100	126
YuMe*	1,600	8
Zebra Technologies, Cl A*	2,100	155
Zendesk*	1,000	26
Zillow, Cl A*	1,300	141
Zix*	5,000	17
Zynga, Cl A*	29,500	75

		188,191

Materials — 2.5%
A Schulman	2,400	85
Advanced Emissions Solutions*	1,900	38
AEP Industries*	300	14
Air Products & Chemicals	9,000	1,212
Airgas	3,200	357
AK Steel Holding*	14,700	111
Albemarle	3,300	193
Alcoa	50,200	841
Allegheny Technologies	4,600	151
Allied Nevada Gold*	9,200	13
AM Castle*	1,600	12
American Vanguard	2,500	29
Ampco-Pittsburgh	700	15
AptarGroup	2,800	174
Ashland	3,300	357
Avery Dennison	4,000	187
Axiall	6,000	242
Balchem	2,654	172
Ball	5,900	380
Bemis	4,200	162
Berry Plastics Group*	7,700	200
Boise Cascade*	3,400	123
Cabot	2,700	125
Calgon Carbon*	4,500	95
Carpenter Technology	2,300	115
Celanese, Cl A	6,400	376
Century Aluminum*	4,400	129
CF Industries Holdings	2,200	572
Chase	600	22
Chemtura*	7,700	179
Clearwater Paper*	1,800	116
Cliffs Natural Resources	6,500	73
Coeur Mining*	9,200	34
Commercial Metals	10,200	176
Compass Minerals International	1,400	120
Crown Holdings*	6,000	288
Cytec Industries	2,900	135
Deltic Timber	900	59
Domtar	2,700	111
Dow Chemical	51,300	2,534
E.I. du Pont de Nemours	39,100	2,704
Eagle Materials	2,100	184
Eastman Chemical	6,500	525
Ecolab	11,300	1,257
Ferro*	6,100	80
Flotek Industries*	4,700	104

Description	Shares	Market Value ($ Thousands)
FMC	5,700	$327
Freeport-McMoRan	44,000	1,254
FutureFuel	1,900	25
Globe Specialty Metals	5,600	105
Gold Resource	3,200	12
Graphic Packaging Holding*	27,800	337
Greif, Cl A	1,400	62
Handy & Harman*	400	14
Hawkins	900	35
Haynes International	1,000	46
HB Fuller	4,200	176
Headwaters*	6,300	80
Hecla Mining	30,300	66
Horsehead Holding*	4,300	68
Huntsman	8,500	207
Innophos Holdings	1,900	108
Innospec	2,100	85
International Flavors & Fragrances	3,600	357
International Paper	18,600	942
Intrepid Potash*	4,500	61
Kaiser Aluminum	1,600	111
KapStone Paper and Packaging*	7,200	221
KMG Chemicals	900	16
Koppers Holdings	1,700	67
Kraton Performance Polymers*	2,800	50
Kronos Worldwide	1,800	24
Landec*	2,300	29
Louisiana-Pacific*	12,200	178
LSB Industries*	1,600	60
Marrone Bio Innovations*	1,200	3
Martin Marietta Materials	2,600	304
Materion	1,700	67
MeadWestvaco	7,000	309
Minerals Technologies	2,900	222
Molycorp*	18,200	25
Monsanto	22,400	2,577
Mosaic	14,500	642
Myers Industries	2,300	34
Neenah Paper	1,400	85
NewMarket	400	155
Newmont Mining	21,300	400
Noranda Aluminum Holding	3,800	17
Nucor	13,600	735
Olin	6,700	162
Olympic Steel	700	14
OM Group	2,700	70
OMNOVA Solutions*	4,000	28
Owens-Illinois*	7,700	198
Packaging Corp of America	4,100	296
PH Glatfelter	3,600	91
Platform Specialty Products*	3,600	94
PolyOne	8,000	296
PPG Industries	5,900	1,202
Praxair	12,400	1,562
Quaker Chemical	1,100	90
Rayonier Advanced Materials	1,800	51
Reliance Steel & Aluminum	3,500	236
Rentech*	19,500	31
Resolute Forest Products*	5,400	100
Rock-Tenn, Cl A	6,100	312
Rockwood Holdings	3,000	231
Royal Gold	2,800	160
RPM International	5,400	245
RTI International Metals*	2,700	64

37	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
Ryerson Holding*	1,200	$15
Schnitzer Steel Industries, Cl A	2,100	49
Schweitzer-Mauduit International	2,600	112
Scotts Miracle-Gro, Cl A	1,900	113
Sealed Air	9,100	330
Senomyx*	3,600	29
Sensient Technologies	4,200	249
Sherwin-Williams	3,700	849
Sigma-Aldrich	5,100	693
Silgan Holdings	1,900	93
Sonoco Products	4,300	176
Southern Copper	11,800	340
Steel Dynamics	10,700	246
Stepan	1,600	71
Stillwater Mining*	10,600	139
SunCoke Energy*	5,800	139
Taminco*	2,500	65
TimkenSteel	1,700	69
Trecora Resources*	1,500	20
Tredegar	2,000	38
UFP Technologies*	600	13
United States Lime & Minerals	231	16
United States Steel	6,400	256
Universal Stainless & Alloy Products*	600	15
US Concrete*	1,100	27
US Silica Holdings	4,700	211
Valspar	3,500	288
Vulcan Materials	5,400	333
Walter Energy	7,000	17
Wausau Paper	3,600	36
Westlake Chemical	1,700	120
Worthington Industries	4,300	166
WR Grace*	3,400	322
Zep	1,900	31

		37,098

Telecommunication Services — 1.4%
8x8*	7,500	59
AT&T	220,700	7,689
Atlantic Telegraph-Network	900	60
Boingo Wireless*	1,900	13
CenturyLink	24,300	1,008
Cincinnati Bell*	17,700	65
Cogent Communications Holdings	4,100	139
Consolidated Communications Holdings	4,414	114
FairPoint Communications*	1,700	28
Frontier Communications	41,400	271
General Communication, Cl A*	3,000	35
Globalstar*	22,500	54
Hawaiian Telcom Holdco*	900	24
IDT, Cl B	1,500	25
inContact*	4,800	43
Inteliquent	2,700	45
Intelsat*	2,300	45
Iridium Communications*	6,800	65
Level 3 Communications*	7,900	371
Lumos Networks	1,600	28
NTELOS Holdings	1,500	15
ORBCOMM*	3,700	23
Premiere Global Services*	4,100	43
RingCentral, Cl A*	2,300	30

Description	Shares	Market Value ($ Thousands)
SBA Communications, Cl A*	5,500	$618
Shenandoah Telecommunications	2,000	59
Spok Holdings	2,000	32
Sprint*	30,000	178
Telephone & Data Systems	3,600	92
T-Mobile US*	11,000	321
tw telecom inc, Cl A*	6,100	261
United States Cellular*	600	22
Verizon Communications	176,000	8,844
Vonage Holdings*	14,500	50
Windstream Holdings	25,200	264

		21,033

Utilities — 2.2%
AES	30,400	428
AGL Resources	5,000	270
ALLETE	3,700	193
Alliant Energy	4,700	291
Ameren	10,200	432
American Electric Power	20,700	1,208
American States Water	3,400	122
American Water Works	7,600	406
Aqua America	7,500	197
Artesian Resources, Cl A	700	16
Atmos Energy	4,200	223
Avista	5,100	181
Black Hills	3,800	208
California Water Service Group	4,100	107
Calpine*	17,900	408
CenterPoint Energy	18,100	444
Chesapeake Utilities	1,200	58
Cleco	5,100	274
CMS Energy	11,400	372
Connecticut Water Service	900	33
Consolidated Edison	12,300	779
Dominion Resources	24,900	1,775
DTE Energy	7,500	616
Duke Energy	30,100	2,473
Dynegy, Cl A*	10,500	320
Edison International	14,000	876
El Paso Electric	3,400	129
Empire District Electric	3,700	105
Entergy	7,600	639
Exelon	36,600	1,339
FirstEnergy	17,800	665
Great Plains Energy	6,500	175
Hawaiian Electric Industries	4,200	118
IDACORP	4,300	272
Integrys Energy Group	3,300	240
ITC Holdings	6,600	261
Laclede Group	3,800	193
MDU Resources Group	8,100	228
MGE Energy	3,000	133
Middlesex Water	1,300	29
National Fuel Gas	3,600	249
New Jersey Resources	3,700	216
NextEra Energy	18,600	1,864
NiSource	13,200	555
Northeast Utilities	13,200	651
Northwest Natural Gas	2,300	108
NorthWestern	3,400	180
NRG Energy	14,000	420
NRG Yield, Cl A	2,100	105

38	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Shares	Market Value ($ Thousands)
OGE Energy	8,400	$313
ONE Gas	4,400	167
Ormat Technologies	1,400	41
Otter Tail	3,100	96
Pattern Energy Group, Cl A	3,400	98
Pepco Holdings	10,500	287
PG&E	20,000	1,006
Piedmont Natural Gas	6,600	251
Pinnacle West Capital	4,700	289
PNM Resources	6,800	196
Portland General Electric	6,600	240
PPL	28,600	1,001
Public Service Enterprise Group	21,200	876
Questar	7,400	178
SCANA	6,000	329
Sempra Energy	10,500	1,155
SJW	1,300	42
South Jersey Industries	2,800	164
Southern	37,700	1,748
Southwest Gas	4,000	232
Spark Energy, Cl A*	500	8
TECO Energy	9,900	194
TerraForm Power, Cl A*	1,900	54
UGI	7,200	271
UIL Holdings	4,800	197
Unitil	1,100	38
Vectren	3,500	157
Westar Energy, Cl A	5,500	208
WGL Holdings	4,400	207
Wisconsin Energy	9,500	472
Xcel Energy	21,200	710
York Water	1,200	26

		32,835

		1,001,850

Total Common Stock (Cost $1,292,793) ($ Thousands)		1,409,812

EXCHANGE TRADED FUNDS — 1.8%
iShares MSCI India	303,600	9,679
iShares Trust MSCI Taiwan Index Fund	1,072,200	16,855
SPDR S&P 500 Trust	752	151

Total Exchange Traded Funds (Cost $26,605) ($ Thousands)		26,685

PREFERRED STOCK — 0.6%

Brazil — 0.5%
AES Tiete	4,300	33
Banco Bradesco	72,800	1,107
Banco do Estado do Rio Grande do Sul	6,500	39
Braskem	5,900	44
Cia Brasileira de Distribuicao	5,200	220
Cia Energetica de Minas Gerais	30,100	175
Cia Energetica de Sao Paulo	7,400	74
Cia Paranaense de Energia	3,900	55
Gerdau	32,800	148
Itau Unibanco Holding	100,200	1,501
Itausa - Investimentos Itau	114,600	462
Metalurgica Gerdau, Cl A	11,500	63
Oi*	94,900	50

Description	Shares	Market Value ($ Thousands)
Petroleo Brasileiro	124,000	$772
Telefonica Brasil	9,900	204
Usinas Siderurgicas de Minas Gerais*	15,100	35
Vale	123,200	1,082

		6,064

Chile — 0.0%
Sociedad Quimica y Minera de Chile, Cl B	3,839	89

Colombia — 0.0%
Banco Davivienda	3,511	53
Bancolombia	14,990	212
Grupo Argos	15,599	168
Grupo Aval Acciones y Valores	27,249	18
Grupo de Inversiones Suramericana	12,441	251

		702

Germany — 0.1%
Bayerische Motoren Werke	1,163	93
Fuchs Petrolub	1,519	59
Henkel & KGaA	3,860	381
Porsche Automobil Holding	3,283	269
Volkswagen	3,609	769

		1,571

Total Preferred Stock (Cost $9,593) ($ Thousands)		8,426

	Number of Warrants
WARRANTS — 0.3%

Thailand — 0.0%
Minor International*	2,670	—

United States — 0.3%
Bank of Baroda, Expires 05/05/16*	36,555	550
Cummins India, Expires 06/04/18*	57,675	695
Dabur India, Expires 06/06/18*	136,055	502
Glenmark Pharmaceuticals, Expires 06/28/18*	35,220	413
ITC, Expires 05/22/18*	56,305	325
Jubilant Foodworks, Expires 07/25/17*	10,700	218
Power Grid Corp of India, Expires 12/07/18*	253,225	598
Prestige Estates Projects, Expires 08/05/19*	92,500	338
Tata Global Beverages, Expires 06/15/18*	163,785	432
Yes Bank, Expires 06/25/18*	64,350	717

Total Warrants (Cost $3,851) ($ Thousands)		4,788

39	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2014

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%

China — 0.0%
Agile Property Holdings, Expires 11/11/14*	7,500	$—
Agile Property Holdings, Expires 10/22/14*	12,000	1

		1

Hong Kong — 0.0%
China Taiping Insurance Holdings, Expires 11/20/14*	6,258	4

Spain — 0.0%
Banco Santander*	261,231	50

United States — 0.0%
CHC Group, Expires 11/14/14*	3,000	—
Furiex Pharmaceuticals*‡‡	500	—
Sears Holdings, Expires 11/05/14*	1,200	—

		—

Total Rights (Cost $—) ($ Thousands)		55

Total Investments — 97.6% (Cost $1,332,842) ($ Thousands)@		$1,449,766

A list of the open futures contracts held by the Fund at October 31, 2014, is as follows:

Type of Contract	Number of Contracts	Expiration	Unrealized Appreciation ($ Thousands)
MSCI EAFE Index E-MINI	60	Dec-2014	$165
S&P Mid 400 Index E-MINI	16	Dec-2014	111
MSCI Emerging Markets E-MINI	95	Dec-2014	116
Russell 2000 Index E-MINI	21	Dec-2014	189
S&P 500 Index EMINI	150	Dec-2014	546

			$1,127

For the period ended October 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,485,530 ($ Thousands).

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At October 31, 2014, this security amounted to $251 ($ Thousands) or 0.0% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust (“REIT”).

‡‡	Expiration date is unavailable.

@	At October 31, 2014, the tax basis cost of the Fund’s investments was $1,332,842 ($ Thousands), and the unrealized appreciation and depreciation were $153,480
($ Thousands) and $(36,556) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

As of October 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2014, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For the period ended October 31, 2014, there were no Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended October 31, 2014 ($ Thousands):

SEI Investments
Value 7/31/2014 ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Appreciation ($ Thousands)	Value 10/31/2014 ($ Thousands)	Dividend Income ($ Thousands)
$—	$204	$—	$9	$213	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

40	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Bonds
6.250%, 08/15/23	$2,500	$3,307
4.750%, 02/15/41	1,360	1,805
4.500%, 02/15/36 to 05/15/38	2,550	3,231
4.375%, 05/15/40	750	939
3.875%, 08/15/40	475	551
3.625%, 02/15/44	3,930	4,361
3.375%, 05/15/44	2,555	2,711
3.125%, 08/15/44	450	456
U.S. Treasury Notes
3.500%, 05/15/20	4,500	4,914
3.125%, 05/15/21	2,750	2,942
2.500%, 05/15/24	7,000	7,113
2.250%, 07/31/21	7,000	7,102
2.125%, 01/31/21	145	146
2.000%, 04/30/16	4,655	4,770
1.750%, 09/30/19 to 05/15/23	1,800	1,768
1.625%, 07/31/19	15,130	15,167
1.500%, 05/31/19	6,650	6,638
1.375%, 11/30/15	6,000	6,076
1.000%, 10/31/16 to 09/30/19	6,000	5,958
0.875%, 09/15/16 to 07/15/17	21,695	21,767
0.750%, 02/28/17	500	503
0.500%, 07/31/16 to 08/31/16	19,730	19,762
0.375%, 01/31/16	5,600	5,611

Total U.S. Treasury Obligations (Cost $126,272) ($ Thousands)		127,598

CORPORATE OBLIGATIONS — 28.1%

Consumer Discretionary — 3.3%
1011778 BC ULC/New Red Finance
6.000%, 04/01/22 (A)	150	152
21st Century Fox America
6.150%, 02/15/41	150	185
3.000%, 09/15/22	150	148
24 Hour Holdings III
8.000%, 06/01/22 (A)	25	24
Amazon.com
2.500%, 11/29/22	100	94
AMC Entertainment
9.750%, 12/01/20	100	111
AMC Networks
7.750%, 07/15/21	100	109
American Honda Finance MTN
2.250%, 08/15/19	200	201
Anheuser-Busch InBev Finance
3.700%, 02/01/24	500	515
APX Group
6.375%, 12/01/19	100	98
Aramark Services
5.750%, 03/15/20	100	104
Associated Materials
9.125%, 11/01/17	50	49

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AutoZone
3.700%, 04/15/22	$80	$82
Best Buy
5.000%, 08/01/18	100	103
Brookfield Residential
6.500%, 12/15/20	100	106
Caesars Entertainment Operating
11.250%, 06/01/17	100	75
9.000%, 02/15/20	200	150
Caesars Entertainment Resort Properties
8.000%, 10/01/20 (A)	50	49
CBS
5.500%, 05/15/33	175	192
CCOH Safari
5.750%, 12/01/24	115	116
5.500%, 12/01/22	205	207
Ceridian
8.875%, 07/15/19 (A)	100	110
8.125%, 11/15/17 (A)	50	50
Chrysler Group
8.000%, 06/15/19	400	428
Claire’s Stores
9.000%, 03/15/19 (A)	100	102
Clear Channel Worldwide Holdings
7.625%, 03/15/20	300	319
Comcast
5.700%, 05/15/18	250	283
4.750%, 03/01/44	200	215
4.200%, 08/15/34	250	252
3.375%, 02/15/25	150	151
CSC Holdings
5.250%, 06/01/24 (A)	150	150
DIRECTV Holdings
3.125%, 02/15/16	150	154
1.750%, 01/15/18	200	199
Discovery Communications
5.050%, 06/01/20	125	139
DISH DBS
5.875%, 07/15/22	350	371
Dollar General
3.250%, 04/15/23	100	90
Expedia
4.500%, 08/15/24	50	50
Ford Motor
4.750%, 01/15/43	125	128
Ford Motor Credit
8.000%, 12/15/16	250	283
5.875%, 08/02/21	250	289
Gannett
5.125%, 07/15/20	150	155
General Motors
6.250%, 10/02/43	150	178
3.500%, 10/02/18	100	103
Goodyear Tire & Rubber
6.500%, 03/01/21	200	214
Hanesbrands
6.375%, 12/15/20	100	106
Hilton Worldwide Finance
5.625%, 10/15/21 (A)	100	105

1	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Home Depot
5.875%, 12/16/36	$200	$253
5.400%, 03/01/16	100	106
4.400%, 03/15/45	100	105
2.000%, 06/15/19	100	100
Icahn Enterprises
6.000%, 08/01/20	100	105
5.875%, 02/01/22	100	103
4.875%, 03/15/19	100	102
iHeartCommunications
9.000%, 09/15/22 (A)	250	251
Johnson Controls
4.950%, 07/02/64	25	25
3.625%, 07/02/24	50	50
Lamar Media
5.375%, 01/15/24	100	103
5.000%, 05/01/23	100	100
Landry’s
9.375%, 05/01/20 (A)	100	107
Laureate Education
9.750%, 09/01/19 (A)	100	103
Lennar
4.500%, 06/15/19	100	102
Levi Strauss
6.875%, 05/01/22	100	109
Limited Brands
5.625%, 02/15/22	150	161
Lowe’s
4.625%, 04/15/20	100	111
4.250%, 09/15/44	50	51
3.125%, 09/15/24	100	100
Macy’s Retail Holdings
2.875%, 02/15/23	125	120
Massachusetts Institute of Technology
5.600%, 07/01/11	100	130
McClatchy
9.000%, 12/15/22	100	113
McDonald’s MTN
5.350%, 03/01/18	200	224
MGM Resorts International
6.625%, 12/15/21	200	219
MPG Holdco I
7.375%, 10/15/22 (A)	45	47
Neiman Marcus Group
8.000%, 10/15/21 (A)	100	107
Netflix
5.375%, 02/01/21	100	104
Party City Holdings
8.875%, 08/01/20	50	54
Petco Holdings PIK
8.500%, 10/15/17 (A)	100	101
Pinnacle Entertainment
6.375%, 08/01/21	150	161
Quebecor Media
5.750%, 01/15/23	50	52
Regal Entertainment Group
5.750%, 03/15/22	50	49
RSI Home Products
6.875%, 03/01/18 (A)	100	105
Sally Holdings
5.750%, 06/01/22	100	107
Sears Holdings
6.625%, 10/15/18	100	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Serta Simmons Holdings
8.125%, 10/01/20 (A)	$50	$54
Shea Homes
8.625%, 05/15/19	100	107
Sinclair Television Group
5.375%, 04/01/21	150	150
Sirius XM Radio
6.000%, 07/15/24 (A)	200	209
Six Flags Entertainment
5.250%, 01/15/21 (A)	100	101
Target
6.500%, 10/15/37	100	131
6.000%, 01/15/18	100	114
3.500%, 07/01/24	50	51
Time Warner
6.200%, 03/15/40	275	326
2.100%, 06/01/19	350	345
Time Warner Cable
8.750%, 02/14/19	100	126
5.875%, 11/15/40	200	235
5.850%, 05/01/17	145	160
Toyota Motor Credit MTN
3.300%, 01/12/22	200	207
2.000%, 09/15/16	200	204
Toys R Us Property II
8.500%, 12/01/17	100	100
Viacom
5.850%, 09/01/43	100	113
4.250%, 09/01/23	125	129
Walt Disney MTN
4.125%, 06/01/44	25	26
2.350%, 12/01/22	50	48
1.100%, 12/01/17	150	149
Wynn Las Vegas
5.375%, 03/15/22	200	211

		14,822

Consumer Staples — 1.5%
Alliance One International
9.875%, 07/15/21	50	48
Altria Group
9.700%, 11/10/18	106	137
5.375%, 01/31/44	100	109
2.850%, 08/09/22	100	97
Anheuser-Busch InBev Finance
1.125%, 01/27/17	200	201
Archer-Daniels-Midland
4.479%, 03/01/21	50	55
4.016%, 04/16/43	50	48
B&G Foods
4.625%, 06/01/21	100	98
Big Heart Pet Brands
7.625%, 02/15/19	50	50
Coca-Cola
1.650%, 11/01/18	300	300
Colgate-Palmolive MTN
3.250%, 03/15/24	50	51
1.750%, 03/15/19	50	50
ConAgra Foods
3.200%, 01/25/23	150	145
Constellation Brands
4.250%, 05/01/23	150	151

2	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Costco Wholesale
1.700%, 12/15/19	$100	$98
1.125%, 12/15/17	100	99
CVS Health
5.300%, 12/05/43	50	57
4.000%, 12/05/23	100	105
2.250%, 12/05/18	125	126
Diageo Capital
5.750%, 10/23/17	125	140
2.625%, 04/29/23	100	96
General Mills
5.700%, 02/15/17	100	110
Harbinger Group
7.750%, 01/15/22	50	51
HJ Heinz
4.250%, 10/15/20	200	202
Ingles Markets
5.750%, 06/15/23	100	102
JBS USA
5.875%, 07/15/24 (A)	150	151
Kellogg
7.450%, 04/01/31	75	98
Kimberly-Clark
6.625%, 08/01/37	100	138
Kraft Foods Group
5.000%, 06/04/42	100	107
3.500%, 06/06/22	100	102
Kroger
4.000%, 02/01/24	100	104
Mondelez International
4.000%, 02/01/24	260	268
PepsiCo
5.500%, 01/15/40	100	118
5.000%, 06/01/18	150	167
2.750%, 03/05/22	150	149
Philip Morris International
6.375%, 05/16/38	150	192
5.650%, 05/16/18	200	226
Post Holdings
7.375%, 02/15/22	200	205
Procter & Gamble
5.550%, 03/05/37	100	125
3.100%, 08/15/23	100	102
Revlon Consumer Products
5.750%, 02/15/21	100	100
Reynolds American
3.250%, 11/01/22	100	98
Rite Aid
6.750%, 06/15/21	100	107
Smithfield Foods
5.250%, 08/01/18 (A)	100	103
Spectrum Brands
6.375%, 11/15/20	100	106
Sysco
4.350%, 10/02/34	50	51
3.500%, 10/02/24	100	101
Tyson Foods
4.500%, 06/15/22	100	107
Unilever Capital
4.250%, 02/10/21	100	111
US Foods
8.500%, 06/30/19	100	105
Walgreen
5.250%, 01/15/19	100	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wal-Mart Stores
5.250%, 09/01/35	$200	$236
4.300%, 04/22/44	225	235
2.550%, 04/11/23	150	146
1.125%, 04/11/18	200	197

		6,893

Energy — 4.0%
Access Midstream Partners
4.875%, 05/15/23	150	157
Alpha Natural Resources
9.750%, 04/15/18	100	65
American Energy-Permian Basin
7.125%, 11/01/20 (A)	100	87
Anadarko Petroleum
6.450%, 09/15/36	125	154
6.375%, 09/15/17	225	254
Antero Resources Finance
5.375%, 11/01/21	200	203
Apache
4.750%, 04/15/43	100	100
3.250%, 04/15/22	100	101
Arch Coal
7.250%, 06/15/21	150	55
Athlon Holdings
6.000%, 05/01/22 (A)	100	108
Atlas Pipeline Partners
5.875%, 08/01/23	100	104
Atwood Oceanics
6.500%, 02/01/20	100	100
BP Capital Markets
3.200%, 03/11/16	100	103
BreitBurn Energy Partners
7.875%, 04/15/22	100	96
California Resources
5.500%, 09/15/21 (A)	300	306
Calumet Specialty Products Partners
6.500%, 04/15/21 (A)	100	97
Canadian Natural Resources
6.250%, 03/15/38	50	61
5.700%, 05/15/17	100	110
Cenovus Energy
5.200%, 09/15/43	275	294
CHC Helicopter
9.250%, 10/15/20	90	96
Chesapeake Energy
4.875%, 04/15/22	250	256
Chevron
4.950%, 03/03/19	225	253
Cimarex Energy
4.375%, 06/01/24	100	102
CNOOC Nexen Finance
4.250%, 04/30/24	200	207
Concho Resources
5.500%, 04/01/23	200	211
ConocoPhillips
6.500%, 02/01/39	125	166
2.400%, 12/15/22	150	145
1.050%, 12/15/17	100	99
CONSOL Energy
5.875%, 04/15/22 (A)	200	203
Continental Resources
5.000%, 09/15/22	125	132

3	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Crestwood Midstream Partners
6.125%, 03/01/22	$100	$101
Denbury Resources
5.500%, 05/01/22	150	148
Devon Energy
5.600%, 07/15/41	100	113
3.250%, 05/15/22	100	99
Drill Rigs Holdings
6.500%, 10/01/17 (A)	100	94
Ecopetrol
5.875%, 05/28/45	100	103
4.125%, 01/16/25	100	97
El Paso Pipeline Partners Operating
4.300%, 05/01/24	100	100
Encana
6.500%, 08/15/34	225	277
Energy Transfer Equity
5.875%, 01/15/24	150	157
Energy Transfer Partners
5.950%, 10/01/43	100	110
3.600%, 02/01/23	185	181
Energy XXI Gulf Coast
9.250%, 12/15/17	100	98
Ensco
4.700%, 03/15/21	100	105
Enterprise Products Operating
5.100%, 02/15/45	125	132
3.350%, 03/15/23	200	198
2.550%, 10/15/19	100	100
EOG Resources
2.625%, 03/15/23	100	96
EP Energy
9.375%, 05/01/20	200	218
EXCO Resources
8.500%, 04/15/22	100	87
Exxon Mobil
0.921%, 03/15/17	13	13
Foresight Energy
7.875%, 08/15/21 (A)	100	104
GenOn Energy
9.500%, 10/15/18	100	104
Halcon Resources
8.875%, 05/15/21	150	123
Halliburton
7.450%, 09/15/39	100	144
Hess
8.125%, 02/15/19	100	123
5.600%, 02/15/41	50	57
Hiland Partners
7.250%, 10/01/20 (A)	100	106
Jupiter Resources
8.500%, 10/01/22 (A)	100	88
Kinder Morgan
5.625%, 11/15/23 (A)	100	110
Kinder Morgan Energy Partners
5.500%, 03/01/44	250	250
4.250%, 09/01/24	100	100
2.650%, 02/01/19	100	100
Laredo Petroleum
9.500%, 02/15/19	100	105
Lightstream Resources
8.625%, 02/01/20 (A)	50	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Linn Energy
6.250%, 11/01/19	$300	$276
Marathon Oil
2.800%, 11/01/22	100	97
Marathon Petroleum
6.500%, 03/01/41	50	60
5.125%, 03/01/21	50	56
MarkWest Energy Partners
4.500%, 07/15/23	150	154
MEG Energy
7.000%, 03/31/24 (A)	200	201
Memorial Production Partners
6.875%, 08/01/22 (A)	100	90
Midstates Petroleum
9.250%, 06/01/21	100	85
Navios Maritime Acquisition
8.125%, 11/15/21 (A)	100	102
Newfield Exploration
5.625%, 07/01/24	145	156
Nexen Energy ULC
6.400%, 05/15/37	100	125
Noble Energy
5.250%, 11/15/43	50	54
4.150%, 12/15/21	50	53
Oasis Petroleum
6.875%, 03/15/22	100	104
Occidental Petroleum
2.700%, 02/15/23	100	97
1.750%, 02/15/17	100	101
Offshore Group Investment
7.500%, 11/01/19	100	85
ONEOK Partners
6.200%, 09/15/43	50	58
3.200%, 09/15/18	100	103
Pacific Drilling
5.375%, 06/01/20 (A)	100	89
Parsley Energy
7.500%, 02/15/22 (A)	100	98
Peabody Energy
6.000%, 11/15/18	250	242
Penn Virginia
8.500%, 05/01/20	50	49
Petrobras Global Finance
7.250%, 03/17/44	150	164
6.250%, 03/17/24	150	159
Petrobras International Finance
7.875%, 03/15/19	350	401
Petroleos Mexicanos
6.500%, 06/02/41	260	304
5.750%, 03/01/18	200	221
3.500%, 01/30/23	100	97
2.378%, 04/15/25	95	95
Phillips 66
5.875%, 05/01/42	100	119
Plains All American Pipeline
4.700%, 06/15/44	100	101
3.600%, 11/01/24	100	99
Puget Energy
5.625%, 07/15/22	100	115
QEP Resources
5.250%, 05/01/23	100	97
Range Resources
5.000%, 03/15/23	150	157

4	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Regency Energy Partners
5.875%, 03/01/22	$150	$160
Rice Energy
6.250%, 05/01/22 (A)	100	97
Rockies Express Pipeline
5.625%, 04/15/20 (A)	150	157
Rosetta Resources
5.875%, 06/01/24	100	96
Sabine Pass Liquefaction
5.625%, 02/01/21	350	367
Samson Investment
9.750%, 02/15/20	150	111
Sanchez Energy
6.125%, 01/15/23 (A)	100	95
SandRidge Energy
7.500%, 03/15/21	200	180
Seven Generations Energy
8.250%, 05/15/20 (A)	50	53
Seventy Seven Operating
6.625%, 11/15/19	100	99
Shell International Finance BV
6.375%, 12/15/38	200	266
4.300%, 09/22/19	150	165
Southwestern Energy
4.100%, 03/15/22	100	102
Spectra Energy Partners
2.950%, 09/25/18	100	103
Statoil
3.700%, 03/01/24	100	104
1.150%, 05/15/18	100	99
Stone Energy
7.500%, 11/15/22	100	93
Suncor Energy
6.500%, 06/15/38	100	131
6.100%, 06/01/18	100	115
Targa Resources Partners
4.250%, 11/15/23	100	99
4.125%, 11/15/19 (A)	15	15
Tesoro Logistics
6.250%, 10/15/22 (A)	10	10
6.125%, 10/15/21	100	103
5.500%, 10/15/19 (A)	5	5
Total Capital
2.300%, 03/15/16	100	102
Total Capital International
3.750%, 04/10/24	150	156
2.100%, 06/19/19	150	150
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	101
6.200%, 10/15/37	150	182
2.500%, 08/01/22	100	95
Transocean
6.800%, 03/15/38	50	47
6.375%, 12/15/21	100	105
5.050%, 12/15/16	50	52
Ultra Petroleum
6.125%, 10/01/24 (A)	100	95
Valero Energy
6.625%, 06/15/37	100	123
W&T Offshore
8.500%, 06/15/19	100	98
Weatherford International
9.625%, 03/01/19	125	160

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Whiting Petroleum
5.000%, 03/15/19	$150	$155
Williams
4.550%, 06/24/24	100	98
Williams Partners
4.300%, 03/04/24	260	269
WPX Energy
5.250%, 09/15/24	100	98

		18,187

Financials — 7.8%
African Development Bank MTN
0.875%, 03/15/18	200	197
Alexandria Real Estate Equities‡
4.600%, 04/01/22	350	369
Ally Financial
8.000%, 03/15/20	200	240
5.500%, 02/15/17	100	106
Alphabet Holding PIK
7.750%, 11/01/17	50	48
American Express
7.000%, 03/19/18	150	175
4.050%, 12/03/42	50	48
American Express Credit MTN
2.800%, 09/19/16	150	155
2.250%, 08/15/19	100	100
American International Group
5.850%, 01/16/18	150	169
4.500%, 07/16/44	100	102
2.300%, 07/16/19	200	201
American Tower‡
3.450%, 09/15/21	150	147
Asian Development Bank
1.875%, 04/12/19	100	101
1.750%, 09/11/18	200	202
0.500%, 06/20/16	200	200
Australia & New Zealand Banking Group NY
1.250%, 01/10/17	250	251
Bank of America MTN
7.750%, 05/14/38	275	380
6.110%, 01/29/37	150	176
6.050%, 05/16/16	700	749
4.100%, 07/24/23	415	433
4.000%, 04/01/24	285	294
Bank of Montreal MTN
2.500%, 01/11/17	200	206
Bank of New York Mellon MTN
3.550%, 09/23/21	100	104
2.300%, 07/28/16	125	128
2.300%, 09/11/19	100	100
Bank of Nova Scotia
2.800%, 07/21/21	50	50
1.450%, 04/25/18	100	99
1.250%, 04/11/17	200	200
Barclays Bank
2.500%, 02/20/19	250	252
BB&T MTN
3.200%, 03/15/16	100	103
Bear Stearns
7.250%, 02/01/18	195	227
Berkshire Hathaway
4.500%, 02/11/43	50	52
1.900%, 01/31/17	100	102

5	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Berkshire Hathaway Finance
5.400%, 05/15/18	$100	$113
4.250%, 01/15/21	100	110
0.950%, 08/15/16	150	151
BNP Paribas MTN
5.000%, 01/15/21	150	168
3.600%, 02/23/16	100	104
BP Capital Markets
3.814%, 02/10/24	150	153
2.237%, 05/10/19	200	200
BPCE
2.500%, 12/10/18	320	322
Branch Banking & Trust
1.050%, 12/01/16	250	250
Brandywine Operating Partnership‡
4.100%, 10/01/24	50	50
Capital One Financial
1.000%, 11/06/15	375	376
CBRE Services
5.000%, 03/15/23	100	102
CIT Group
5.500%, 02/15/19 (A)	100	107
4.250%, 08/15/17	200	205
Citigroup
8.500%, 05/22/19	430	540
6.675%, 09/13/43	90	114
6.125%, 08/25/36	200	236
5.375%, 08/09/20	800	908
1.700%, 07/25/16	225	227
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
3.875%, 02/08/22	250	263
3.375%, 01/19/17	100	105
Credit Suisse NY MTN
1.375%, 05/26/17	250	249
Crown Castle International‡
5.250%, 01/15/23	100	102
Denali Borrower
5.625%, 10/15/20 (A)	100	106
Deutsche Bank
3.250%, 01/11/16	100	103
1.400%, 02/13/17	200	200
DFC Finance
10.500%, 06/15/20 (A)	100	98
Discover Financial Services
3.850%, 11/21/22	100	101
Duke Realty‡
3.875%, 10/15/22	150	152
E*TRADE Financial
6.375%, 11/15/19	150	160
European Bank for Reconstruction & Development MTN
1.750%, 06/14/19	100	100
1.000%, 02/16/17	200	201
1.000%, 06/15/18	250	247
European Investment Bank
2.125%, 10/15/21	500	499
0.875%, 04/18/17	300	300
0.500%, 08/15/16	800	799
Felcor Lodging
5.625%, 03/01/23	100	100
Fifth Third Bank
1.150%, 11/18/16	250	251

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Data
12.625%, 01/15/21	$200	$241
11.750%, 08/15/21	200	234
Fiserv
4.625%, 10/01/20	100	109
Genworth Holdings
7.625%, 09/24/21	150	183
GLP Capital
4.375%, 11/01/18	150	154
Goldman Sachs Group MTN
6.750%, 10/01/37	425	521
6.000%, 06/15/20	350	403
5.750%, 01/24/22	130	150
5.625%, 01/15/17	350	380
4.800%, 07/08/44	100	103
3.625%, 02/07/16	175	181
Harland Clarke Holdings
9.250%, 03/01/21 (A)	50	51
Hartford Financial Services Group
4.300%, 04/15/43	100	97
HCP‡
5.375%, 02/01/21	200	224
Health Care‡
6.500%, 03/15/41	70	88
4.950%, 01/15/21	145	159
Hospitality Properties Trust‡
4.500%, 03/15/25	50	50
Howard Hughes
6.875%, 10/01/21 (A)	100	106
HSBC Finance
6.676%, 01/15/21	300	354
HSBC Holdings PLC
6.500%, 09/15/37	225	280
Inter-American Development Bank
3.000%, 02/21/24	100	105
2.125%, 11/01/20	250	253
1.750%, 10/15/19	250	251
1.125%, 03/15/17	350	354
International Bank for Reconstruction & Development
0.500%, 05/16/16	650	650
International Finance MTN
1.750%, 09/04/18	200	202
1.125%, 11/23/16	225	227
International Lease Finance
7.125%, 09/01/18 (A)	750	849
Intesa Sanpaolo MTN
5.017%, 06/26/24 (A)	200	195
Iron Mountain‡
5.750%, 08/15/24	100	102
iStar Financial‡
5.000%, 07/01/19	150	149
Japan Finance
1.750%, 11/13/18	350	352
Jefferies Group
6.875%, 04/15/21	100	117
JPMorgan Chase
6.400%, 05/15/38	100	128
5.625%, 08/16/43	190	217
4.625%, 05/10/21	150	164
4.350%, 08/15/21	100	107
3.625%, 05/13/24	425	430
3.150%, 07/05/16	500	517

6	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jurassic Holdings III
6.875%, 02/15/21 (A)	$50	$50
Kimco Realty‡
3.200%, 05/01/21	370	373
Korea Development Bank
2.500%, 03/11/20	200	199
Landwirtschaftliche Rentenbank
1.000%, 04/04/18	300	297
Liberty Property‡
3.375%, 06/15/23	95	93
Lloyds Bank
2.300%, 11/27/18	200	201
MetLife
6.750%, 06/01/16	100	109
4.368%, 09/15/23	285	308
Morgan Stanley MTN
6.250%, 08/28/17	375	420
5.750%, 01/25/21	175	201
5.550%, 04/27/17	196	215
5.500%, 07/24/20	275	311
4.875%, 11/01/22	165	176
4.350%, 09/08/26	340	341
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	197
Navient MTN
5.500%, 01/15/19	300	311
Nomura Holdings MTN
2.750%, 03/19/19	100	101
Nordic Investment Bank MTN
0.500%, 04/14/16	200	200
Omega Healthcare Investors‡
4.500%, 01/15/25 (A)	50	49
PNC Funding
5.625%, 02/01/17	300	327
Prudential Financial
5.625%, 06/15/43 (B)	200	208
2.350%, 08/15/19	100	100
Realogy Group
3.375%, 05/01/16 (A)	100	101
Realty Income‡
4.650%, 08/01/23	150	161
3.250%, 10/15/22	160	157
Royal Bank of Canada MTN
2.200%, 07/27/18	250	254
1.400%, 10/13/17	250	250
1.125%, 07/22/16	250	252
Royal Bank of Scotland Group
6.125%, 12/15/22	100	108
5.125%, 05/28/24	320	324
Sabra Health Care‡
5.500%, 02/01/21	100	104
Simon Property Group‡
5.650%, 02/01/20	250	289
Springleaf Finance
7.750%, 10/01/21	100	113
Sumitomo Mitsui Banking MTN
1.350%, 07/11/17	250	249
SunTrust Bank
1.350%, 02/15/17	200	200
Synchrony Financial
4.250%, 08/15/24	100	102
Toronto-Dominion Bank
2.375%, 10/19/16	300	309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TransUnion Holding
9.625%, 06/15/18	$50	$52
Travelers
6.250%, 06/20/16	150	163
UBS MTN
2.375%, 08/14/19	500	501
US Bancorp MTN
2.200%, 04/25/19	250	251
Ventas Realty‡
2.700%, 04/01/20	280	278
Voya Financial
5.650%, 05/15/53 (B)	100	100
Wells Fargo MTN
5.375%, 11/02/43	180	201
4.125%, 08/15/23	250	261
4.100%, 06/03/26	135	137
3.676%, 06/15/16	150	157
1.150%, 06/02/17	500	498
Westpac Banking
1.200%, 05/19/17	225	225
Weyerhaeuser‡
7.375%, 03/15/32	100	131

		35,190

Health Care — 2.2%
AbbVie
4.400%, 11/06/42	50	49
2.900%, 11/06/22	100	97
1.750%, 11/06/17	150	150
Actavis
3.250%, 10/01/22	50	48
1.875%, 10/01/17	50	50
Actavis Funding SCS
4.850%, 06/15/44 (A)	50	47
Aetna
1.500%, 11/15/17	200	200
Amgen
5.150%, 11/15/41	150	161
3.625%, 05/22/24	150	150
2.125%, 05/15/17	200	204
Amsurg
5.625%, 07/15/22 (A)	100	103
AstraZeneca
6.450%, 09/15/37	100	132
5.900%, 09/15/17	50	56
Baxter International
3.200%, 06/15/23	150	150
Biomet
6.500%, 08/01/20	150	160
6.500%, 10/01/20	100	106
Boston Scientific
6.000%, 01/15/20	100	115
Bristol-Myers Squibb
4.500%, 03/01/44	50	52
1.750%, 03/01/19	50	50
Capsugel
7.000%, 05/15/19 (A)	100	102
Catholic Health Initiatives
2.950%, 11/01/22	200	195
Celgene
3.625%, 05/15/24	150	152
CHS
6.875%, 02/01/22 (A)	350	377
5.125%, 08/15/18	150	156

7	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Covidien International Finance
6.550%, 10/15/37	$50	$66
6.000%, 10/15/17	50	56
Crimson Merger
6.625%, 05/15/22 (A)	100	93
DaVita HealthCare Partners
5.125%, 07/15/24	250	255
Eli Lilly
5.200%, 03/15/17	50	55
Endo Finance & Endo Finco
5.375%, 01/15/23 (A)	100	98
Envision Healthcare
5.125%, 07/01/22 (A)	100	101
Express Scripts Holding
3.500%, 06/15/24	50	50
2.650%, 02/15/17	100	103
2.250%, 06/15/19	100	99
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (A)	150	161
Gilead Sciences
4.800%, 04/01/44	50	54
4.400%, 12/01/21	125	137
GlaxoSmithKline Capital
6.375%, 05/15/38	100	131
5.650%, 05/15/18	150	170
HCA
7.500%, 02/15/22	150	174
6.500%, 02/15/20	300	335
Hologic
6.250%, 08/01/20	100	105
IASIS Healthcare
8.375%, 05/15/19	50	53
Jaguar Holding I PIK
9.375%, 10/15/17 (A)	100	102
Johnson & Johnson
5.150%, 07/15/18	100	113
4.375%, 12/05/33	100	111
Kinetic Concepts
12.500%, 11/01/19	50	55
10.500%, 11/01/18	150	165
Mallinckrodt International Finance
5.750%, 08/01/22 (A)	100	105
McKesson
3.796%, 03/15/24	100	102
2.284%, 03/15/19	100	100
Medtronic
4.625%, 03/15/44	50	52
2.750%, 04/01/23	100	97
1.375%, 04/01/18	100	99
Merck
6.550%, 09/15/37	50	70
2.800%, 05/18/23	100	99
Merck Sharp & Dohme
5.000%, 06/30/19	100	113
MPH Acquisition Holdings
6.625%, 04/01/22 (A)	100	105
Novartis Capital
4.400%, 05/06/44	50	54
3.400%, 05/06/24	100	103
Novartis Securities Investment
5.125%, 02/10/19	100	113
Perrigo
2.300%, 11/08/18	200	198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pfizer
7.200%, 03/15/39	$150	$211
6.200%, 03/15/19	125	146
3.400%, 05/15/24	100	101
Sanofi
4.000%, 03/29/21	50	54
1.250%, 04/10/18	50	50
Tenet Healthcare
6.000%, 10/01/20	150	161
5.000%, 03/01/19 (A)	250	250
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	100	97
Thermo Fisher Scientific
3.600%, 08/15/21	100	103
2.250%, 08/15/16	100	102
UnitedHealth Group
6.875%, 02/15/38	100	137
6.000%, 02/15/18	200	228
Valeant Pharmaceuticals International
6.750%, 08/15/18 (A)	350	372
WellPoint
5.100%, 01/15/44	150	163
3.300%, 01/15/23	100	99
2.250%, 08/15/19	100	99
Zoetis
1.875%, 02/01/18	100	99

		9,786

Industrials — 2.5%
3M MTN
5.700%, 03/15/37	100	127
1.000%, 06/26/17	50	50
ABB Finance USA
2.875%, 05/08/22	100	100
ACCO Brands
6.750%, 04/30/20	100	106
ADS Waste Holdings
8.250%, 10/01/20	50	52
ADT
6.250%, 10/15/21	200	210
AECOM Technology
5.750%, 10/15/22 (A)	100	105
Aircastle
6.750%, 04/15/17	100	107
Algeco Scotsman Global Finance
8.500%, 10/15/18 (A)	200	208
American Airlines Group
5.500%, 10/01/19 (A)	100	100
Amsted Industries
5.000%, 03/15/22 (A)	50	49
BE Aerospace
5.250%, 04/01/22	150	167
BlueLine Rental Finance
7.000%, 02/01/19 (A)	100	105
Boeing
0.950%, 05/15/18	200	195
Bombardier
6.000%, 10/15/22 (A)	200	205
Burlington Northern Santa Fe
4.900%, 04/01/44	150	161
3.400%, 09/01/24	150	151
Canadian National Railway
4.500%, 11/07/43	50	54

8	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Canadian Pacific Railway
9.450%, 08/01/21	$75	$102
Case New Holland Industrial
7.875%, 12/01/17	150	168
Caterpillar
4.300%, 05/15/44	100	103
3.400%, 05/15/24	100	102
Caterpillar Financial Services MTN
2.100%, 06/09/19	200	201
2.050%, 08/01/16	125	128
Clean Harbors
5.250%, 08/01/20	100	103
CSX
4.100%, 03/15/44	75	71
3.400%, 08/01/24	50	50
Eaton
2.750%, 11/02/22	150	146
FedEx
5.100%, 01/15/44	50	55
Florida East Coast Holdings
6.750%, 05/01/19 (A)	100	103
Gardner Denver
6.875%, 08/15/21 (A)	50	52
Gates Global
6.000%, 07/15/22 (A)	100	97
General Electric
4.500%, 03/11/44	100	107
2.700%, 10/09/22	250	247
General Electric Capital MTN
6.750%, 03/15/32	250	332
5.875%, 01/14/38	200	245
5.300%, 02/11/21	125	142
4.650%, 10/17/21	350	391
2.300%, 04/27/17	500	513
HD Supply
8.125%, 04/15/19	100	108
7.500%, 07/15/20	150	160
Hertz
6.750%, 04/15/19	200	208
Honeywell International
5.300%, 03/01/18	200	224
Huntington Ingalls Industries
7.125%, 03/15/21	100	107
IHS
5.000%, 11/01/22 (A)	10	10
Illinois Tool Works
1.950%, 03/01/19	100	100
Ingersoll-Rand Global Holding
5.750%, 06/15/43	100	115
International Lease Finance
8.750%, 03/15/17	100	112
6.250%, 05/15/19	100	109
John Deere Capital MTN
3.350%, 06/12/24	200	204
1.125%, 06/12/17	150	150
Koninklijke Philips
3.750%, 03/15/22	150	156
L-3 Communications
5.200%, 10/15/19	100	111
Lockheed Martin
4.250%, 11/15/19	100	110
4.070%, 12/15/42	50	49
Nielsen Finance
5.000%, 04/15/22 (A)	200	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Norfolk Southern
3.950%, 10/01/42	$100	$95
3.850%, 01/15/24	100	105
Northrop Grumman
4.750%, 06/01/43	25	26
3.250%, 08/01/23	50	50
1.750%, 06/01/18	50	50
Ply Gem Industries
6.500%, 02/01/22	50	49
Raytheon
2.500%, 12/15/22	100	97
Republic Services
3.550%, 06/01/22	150	154
Schaeffler Finance BV MTN
4.250%, 05/15/21 (A)	200	195
Sensata Technologies BV
4.875%, 10/15/23 (A)	100	99
Signode Industrial Group
6.375%, 05/01/22 (A)	50	49
Terex
6.000%, 05/15/21	100	104
Tervita
8.000%, 11/15/18 (A)	100	96
TransDigm
6.500%, 07/15/24	200	206
Trinseo Materials Operating SCA
8.750%, 02/01/19	100	106
Union Pacific
4.821%, 02/01/44	50	55
4.163%, 07/15/22	100	109
United Parcel Service
6.200%, 01/15/38	50	66
3.125%, 01/15/21	100	104
United Rentals North America
5.750%, 11/15/24	200	210
United Technologies
5.375%, 12/15/17	100	112
4.500%, 06/01/42	100	107
3.100%, 06/01/22	150	153
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	212	234
Vale Overseas
6.875%, 11/21/36	150	170
4.375%, 01/11/22	125	127
Waste Management
6.125%, 11/30/39	100	126
6.100%, 03/15/18	100	113
WESCO Distribution
5.375%, 12/15/21	100	101
West
5.375%, 07/15/22 (A)	100	97

		11,311

Information Technology — 1.4%
Activision Blizzard
5.625%, 09/15/21 (A)	150	160
Alcatel-Lucent USA
6.750%, 11/15/20 (A)	200	206
Apple
3.850%, 05/04/43	100	95
3.450%, 05/06/24	150	154
1.000%, 05/03/18	200	196

9	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Audatex North America
6.000%, 06/15/21 (A)	$100	$106
Avaya
10.500%, 03/01/21 (A)	100	88
7.000%, 04/01/19 (A)	100	98
BMC Software Finance
8.125%, 07/15/21 (A)	150	144
CDW
6.000%, 08/15/22	100	105
Cisco Systems
5.500%, 02/22/16	100	106
5.500%, 01/15/40	100	118
4.450%, 01/15/20	150	166
CommScope
5.000%, 06/15/21 (A)	150	150
eBay
3.450%, 08/01/24	50	49
2.200%, 08/01/19	100	99
EMC
1.875%, 06/01/18	125	124
Equinix
5.375%, 04/01/23	150	155
Freescale Semiconductor
6.000%, 01/15/22 (A)	100	102
Google
3.625%, 05/19/21	100	107
Hewlett-Packard
2.750%, 01/14/19	585	588
Hughes Satellite Systems
7.625%, 06/15/21	100	111
6.500%, 06/15/19	100	108
Infor Software Parent
7.125%, 05/01/21 (A)	150	152
Intel
4.800%, 10/01/41	100	107
2.700%, 12/15/22	50	49
1.350%, 12/15/17	100	100
International Business Machines
7.625%, 10/15/18	200	243
4.000%, 06/20/42	100	95
3.625%, 02/12/24	150	153
Micron Technology
5.500%, 02/01/25 (A)	150	152
Microsoft
4.500%, 10/01/40	100	107
4.200%, 06/01/19	100	110
2.375%, 05/01/23	100	97
NCR
6.375%, 12/15/23	150	158
NXP BV
3.750%, 06/01/18 (A)	200	202
Oracle
5.750%, 04/15/18	250	284
5.375%, 07/15/40	150	174
5.250%, 01/15/16	100	106
4.300%, 07/08/34	100	103
2.800%, 07/08/21	175	176
Seagate HDD Cayman
4.750%, 01/01/25 (A)	100	101
SunGard Data Systems
6.625%, 11/01/19	150	155
Thomson Reuters
3.850%, 09/29/24	125	125

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Xerox
6.350%, 05/15/18	$150	$171

		6,455

Materials — 1.7%
Alcoa
5.400%, 04/15/21	250	274
ArcelorMittal
6.000%, 03/01/21	200	214
5.000%, 02/25/17	100	104
Ashland
3.875%, 04/15/18	200	203
Ball
4.000%, 11/15/23	150	144
Barrick
5.250%, 04/01/42	100	91
3.850%, 04/01/22	100	96
Berry Plastics
5.500%, 05/15/22	100	100
BHP Billiton Finance USA
6.500%, 04/01/19	100	119
5.000%, 09/30/43	100	112
3.850%, 09/30/23	100	105
Building Materials Corp of America
6.750%, 05/01/21 (A)	100	107
5.375%, 11/15/24 (A)	50	50
Celanese US Holdings
4.625%, 11/15/22	100	101
CF Industries
5.150%, 03/15/34	375	399
Cliffs Natural Resources
4.875%, 04/01/21	100	82
CRH America
6.000%, 09/30/16	100	109
Crown Americas
4.500%, 01/15/23	100	98
Dow Chemical
8.550%, 05/15/19	200	252
4.250%, 10/01/34	100	97
3.500%, 10/01/24	100	99
Eastman Chemical Company
2.400%, 06/01/17	100	102
Ecolab
4.350%, 12/08/21	100	109
3.000%, 12/08/16	100	104
E.I. du Pont de Nemours
6.000%, 07/15/18	100	115
2.800%, 02/15/23	100	98
First Quantum Minerals
7.250%, 05/15/22 (A)	250	244
FMG Resources
8.250%, 11/01/19 (A)	250	259
Freeport-McMoRan
5.450%, 03/15/43	50	51
3.550%, 03/01/22	100	98
2.375%, 03/15/18	100	101
Hexion US Finance
8.875%, 02/01/18	100	99
6.625%, 04/15/20	100	100
Huntsman International
4.875%, 11/15/20	100	101
Ineos Finance
7.500%, 05/01/20 (A)	150	160

10	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
International Paper
7.500%, 08/15/21	$100	$125
4.800%, 06/15/44	100	98
JMC Steel Group
8.250%, 03/15/18 (A)	100	101
Lundin Mining
7.500%, 11/01/20 (A)	20	21
LYB International Finance BV
4.875%, 03/15/44	50	52
LyondellBasell Industries
5.000%, 04/15/19	200	220
Molycorp
10.000%, 06/01/20	50	36
Monsanto
4.400%, 07/15/44	50	50
3.375%, 07/15/24	100	100
1.150%, 06/30/17	25	25
Newmont Mining
6.250%, 10/01/39	50	50
3.500%, 03/15/22	50	46
NOVA Chemicals
5.000%, 05/01/25 (A)	20	21
Novelis
8.750%, 12/15/20	200	218
Resolute Forest Products
5.875%, 05/15/23	100	96
Reynolds Group Issuer
9.875%, 08/15/19	250	272
5.750%, 10/15/20	200	208
Rio Tinto Finance USA
6.500%, 07/15/18	300	348
4.125%, 08/21/42	100	94
Rockwood Specialties Group
4.625%, 10/15/20	100	104
Sealed Air
8.375%, 09/15/21 (A)	100	113
Silgan Holdings
5.000%, 04/01/20	100	102
Southern Copper
6.750%, 04/16/40	100	111
Steel Dynamics
5.500%, 10/01/24 (A)	100	106
Teck Resources
6.250%, 07/15/41	100	99
TPC Group
8.750%, 12/15/20 (A)	35	37
Vulcan Materials
7.500%, 06/15/21	100	117
WR Grace & -Conn
5.125%, 10/01/21 (A)	100	104

		7,771

Telecommunication Services — 2.2%
Altice
7.750%, 05/15/22 (A)	200	210
America Movil
6.125%, 03/30/40	100	120
5.000%, 03/30/20	150	165
AT&T
6.500%, 09/01/37	585	722
5.500%, 02/01/18	200	224
3.000%, 02/15/22	150	148
British Telecommunications
9.625%, 12/15/30	150	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CenturyLink
5.625%, 04/01/20	$250	$265
Cequel Communications Holdings I
5.125%, 12/15/21 (A)	200	195
Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	145
Embarq
7.995%, 06/01/36	50	56
Frontier Communications
6.250%, 09/15/21	200	207
Gray Television
7.500%, 10/01/20	100	105
Inmarsat Finance
4.875%, 05/15/22 (A)	100	100
Intelsat Jackson Holdings
5.500%, 08/01/23	300	301
Intelsat Luxembourg
7.750%, 06/01/21	150	157
Koninklijke KPN
8.375%, 10/01/30	50	70
Level 3 Financing
8.125%, 07/01/19	250	267
Numericable Group
6.000%, 05/15/22 (A)	250	256
4.875%, 05/15/19 (A)	250	249
Omnicon Group
5.900%, 04/15/16	100	107
Orange
9.000%, 03/01/31	100	148
5.500%, 02/06/44	25	28
Qwest
6.750%, 12/01/21	100	115
Rogers Communications
6.800%, 08/15/18	100	117
SBA Communications
4.875%, 07/15/22 (A)	100	98
SoftBank
4.500%, 04/15/20 (A)	200	203
Sprint
7.875%, 09/15/23 (A)	250	271
7.125%, 06/15/24 (A)	150	154
Sprint Communications
9.000%, 11/15/18 (A)	200	235
Telefonica Emisiones SAU
7.045%, 06/20/36	100	128
3.192%, 04/27/18	150	156
T-Mobile USA
6.625%, 04/01/23	300	317
Univision Communications
8.500%, 05/15/21 (A)	100	108
6.750%, 09/15/22 (A)	150	167
UPCB Finance III
6.625%, 07/01/20 (A)	200	211
Verizon Communications
6.550%, 09/15/43	244	308
6.400%, 02/15/38	175	215
5.012%, 08/21/54 (A)	204	208
4.150%, 03/15/24	450	468
2.625%, 02/21/20 (A)	198	197
2.500%, 09/15/16	300	309
1.350%, 06/09/17	250	250

11	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Videotron
5.375%, 06/15/24 (A)	$100	$103
Visant
10.000%, 10/01/17	50	44
Vodafone Group PLC
2.950%, 02/19/23	500	479
WideOpenWest Finance
10.250%, 07/15/19	50	55
Wind Acquisition Finance
7.375%, 04/23/21 (A)	200	196
4.750%, 07/15/20 (A)	200	196
Windstream
6.375%, 08/01/23	200	202

		9,991

Utilities — 1.5%
AES
4.875%, 05/15/23	100	100
American Electric Power
1.650%, 12/15/17	100	100
AmeriGas Finance
7.000%, 05/20/22	100	108
Appalachian Power
7.000%, 04/01/38	100	136
Atmos Energy
4.125%, 10/15/44	100	100
Berkshire Hathaway Energy
6.500%, 09/15/37	250	329
2.000%, 11/15/18	200	200
Calpine
7.875%, 01/15/23 (A)	100	111
5.750%, 01/15/25	100	101
CenterPoint Energy Houston Electric
4.500%, 04/01/44	100	109
Consolidated Edison of New York
5.850%, 04/01/18	100	114
4.450%, 03/15/44	100	105
Dominion Resources
4.050%, 09/15/42	100	94
DPL
7.250%, 10/15/21	100	106
6.500%, 10/15/16	70	75
Duke Energy
3.750%, 04/15/24	100	104
1.625%, 08/15/17	250	252
Duke Energy Carolinas
4.250%, 12/15/41	100	104
Duke Energy Florida
6.400%, 06/15/38	250	339
Dynegy Finance I
7.625%, 11/01/24 (A)	40	42
7.375%, 11/01/22 (A)	140	148
6.750%, 11/01/19 (A)	125	129
Entergy
5.125%, 09/15/20	100	109
Exelon Generation
6.200%, 10/01/17	100	113
5.600%, 06/15/42	100	108
4.250%, 06/15/22	100	104
FirstEnergy Transmission
4.350%, 01/15/25	100	102
Florida Power & Light
4.050%, 10/01/44	75	76

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Georgia Power
4.300%, 03/15/42	$125	$128
Kentucky Utilities
5.125%, 11/01/40	194	230
NextEra Energy Capital Holdings
2.400%, 09/15/19	150	150
NiSource Finance
5.650%, 02/01/45	50	59
Northern States Power
4.125%, 05/15/44	100	102
NRG Energy
7.875%, 05/15/21	250	271
Pacific Gas & Electric
8.250%, 10/15/18	100	122
6.050%, 03/01/34	250	312
4.750%, 02/15/44	50	54
PacifiCorp
3.600%, 04/01/24	100	104
PPL Energy Supply
4.600%, 12/15/21	100	94
PSEG Power
8.625%, 04/15/31	200	289
RJS Power Holdings
5.125%, 07/15/19 (A)	100	100
San Diego Gas & Electric
6.000%, 06/01/26	250	314
Southern California Edison
4.650%, 10/01/43	100	111
3.500%, 10/01/23	100	104
Suburban Propane Partners
5.500%, 06/01/24	100	99
Virginia Electric and Power
8.875%, 11/15/38	150	249
Xcel Energy
4.700%, 05/15/20	125	140

		6,650

Total Corporate Obligations (Cost $126,161) ($ Thousands)		127,056

MORTGAGE-BACKED SECURITIES — 23.4%

Agency Mortgage-Backed Obligations — 22.3%
FHLMC
4.500%, 07/01/41	1,751	1,920
4.000%, 12/01/40 to 03/01/41	4,962	5,321
3.500%, 06/01/42 to 05/01/43	2,901	3,000
FHLMC TBA
5.000%, 11/13/35	1,750	1,934
3.500%, 11/01/25 to 11/15/41	2,600	2,720
3.000%, 11/15/26 to 11/01/42	5,500	5,574
2.500%, 11/15/27	2,500	2,534
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/19	755	832
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/20	760	836

12	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA
6.000%, 07/01/36 to 07/01/38	$713	$807
5.000%, 07/01/40	2,500	2,771
4.500%, 12/01/40 to 09/01/41	2,958	3,250
4.000%, 09/01/18 to 02/01/42	5,036	5,349
3.500%, 09/01/33 to 05/01/42	4,818	5,015
3.000%, 08/01/33 to 09/01/43	6,481	6,514
2.500%, 03/01/43	284	275
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/22	250	252
FNMA TBA
6.000%, 11/01/37	1,500	1,698
5.500%, 11/01/37	2,750	3,071
4.500%, 11/15/34	3,000	3,251
4.000%, 11/12/39	7,100	7,538
3.500%, 11/01/40	4,500	4,653
3.000%, 11/25/26 to 11/15/42	3,000	3,074
2.500%, 11/25/27	3,000	3,044
GNMA
6.500%, 11/15/38	122	141
5.500%, 01/15/33 to 05/15/38	420	471
5.000%, 10/15/33 to 02/20/43	2,816	3,131
4.500%, 05/20/40 to 06/20/41	3,925	4,299
4.000%, 01/15/42 to 08/20/44	4,537	4,857
3.500%, 06/20/42 to 09/20/44	6,502	6,811
3.000%, 12/20/42 to 04/20/43	4,662	4,758
GNMA TBA
4.000%, 11/01/35	1,000	1,069
3.500%, 11/15/41	500	523

		101,293

Non-Agency Mortgage-Backed Obligations — 1.1%
Banc of America Commercial Mortgage, Ser 2006-2, Cl A4
5.730%, 05/10/45 (B)	240	252
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)	230	252
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl A4
5.299%, 01/15/46 (B)	290	301
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/47	265	278
Comm Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	270	286
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.040%, 12/10/49 (B)	435	471

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/39		142	$151
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/47		265	281
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl A4
5.703%, 02/12/49 (B)		350	381
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl ASB
5.688%, 02/12/51		427	446
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)		334	354
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.673%, 05/12/39 (B)		315	331
ML-CFC Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.745%, 06/12/50 (B)		280	305
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/49		265	289
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49		234	256
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46		305	306
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/47		250	267

			5,207

Total Mortgage-Backed Securities (Cost $105,541) ($ Thousands)			106,500

FOREIGN SOVEREIGN BONDS — 16.2%
Bahrain Government International Bond
6.125%, 07/05/22 (A)		400	452
6.000%, 09/19/44 (A)		200	206
Bolivian Government International Bond
5.950%, 08/22/23		200	215
Brazilian Government International Bond
8.250%, 01/20/34		450	623
8.000%, 01/15/18		214	237
6.000%, 01/17/17		550	602
5.000%, 01/27/45		700	686
4.875%, 01/22/21		800	862
Bundesobligation	EUR
0.500%, 04/07/17		326	414
Bundesrepublik Deutschland	EUR
4.750%, 07/04/34		241	466
2.500%, 07/04/44		230	340
Bundesschatzanweisungen	EUR
0.170%, 12/11/15		449	563

13	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Canada Government International Bond	CAD
2.250%, 06/01/25		237	$212
1.750%, 09/01/19		288	258
0.875%, 02/14/17		100	100
Chile Government International Bond
3.625%, 10/30/42		150	136
3.250%, 09/14/21		200	207
Colombia Government International Bond
7.375%, 03/18/19		750	899
6.125%, 01/18/41		100	120
5.625%, 02/26/44		500	558
4.000%, 02/26/24		400	410
Costa Rica Government International Bond
7.000%, 04/04/44 (A)		200	206
Council of Europe Development Bank
1.000%, 03/07/18		125	124
Croatia Government International Bond
6.375%, 03/24/21		350	385
6.250%, 04/27/17 (A)		200	214
6.000%, 01/26/24		250	270
Dominican Republic International Bond
7.500%, 05/06/21		200	228
7.450%, 04/30/44		150	168
Ecuador Government International Bond
7.950%, 06/20/24		200	210
Egypt Government International Bond
5.750%, 04/29/20		200	212
El Salvador Government International Bond
7.625%, 02/01/41 (A)		150	162
6.375%, 01/18/27		300	308
Export Development Canada
0.625%, 12/15/16		100	100
Export-Import Bank of Korea
4.000%, 01/11/17		200	211
Federal Republic of Brazil
4.250%, 01/07/25		900	914
FMS Wertmanagement
1.125%, 09/05/17		200	200
France Government Bond	EUR
6.000%, 10/25/25		542	1,006
4.250%, 10/25/23		164	263
3.500%, 04/25/20		143	210
2.500%, 05/25/30		218	299
1.000%, 05/25/19		298	387
French Treasury Note	EUR
2.500%, 07/25/16		161	210
1.000%, 07/25/17		210	270
Gabonese Republic
6.375%, 12/12/24		200	212
Guatemala Government Bond
4.875%, 02/13/28		200	205

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Hungary Government International Bond
7.625%, 03/29/41		100	$129
5.375%, 02/21/23		400	430
5.375%, 03/25/24		250	268
4.000%, 03/25/19		600	615
Hydro-Quebec
1.375%, 06/19/17		150	151
Indonesia Government International Bond MTN
7.750%, 01/17/38		500	658
6.875%, 01/17/18		500	564
5.875%, 03/13/20		600	671
5.875%, 01/15/24 (A)		500	569
4.625%, 04/15/43 (A)		400	374
Israel Government International Bond
4.000%, 06/30/22		200	217
Italy Buoni Poliennali Del Tesoro	EUR
9.000%, 11/01/23		176	344
4.750%, 09/01/28 (A)		324	487
4.500%, 03/01/24		141	210
4.000%, 09/01/20		146	209
3.750%, 05/01/21		322	455
3.500%, 06/01/18		452	616
2.150%, 12/15/21		287	368
1.150%, 05/15/17		166	210
Italy Government International Bond
5.250%, 09/20/16		150	161
Ivory Coast Government International Bond
5.750%, 12/31/32		300	290
Jamaica Government International Bond
7.625%, 07/09/25		200	214
Japan Government Five Year Bond	JPY
0.300%, 03/20/17		70,000	628
0.200%, 06/20/17		65,000	582
0.200%, 12/20/17		100,000	896
0.200%, 12/20/18		116,200	1,041
0.100%, 06/20/19		116,900	1,042
Japan Government Ten Year Bond	JPY
0.700%, 12/20/22		113,400	1,042
0.600%, 03/20/23		114,900	1,047
0.500%, 09/20/24		25,400	227
Japan Government Thirty Year Bond	JPY
1.700%, 09/20/44		82,000	748
Japan Government Twenty Year Bond	JPY
2.100%, 03/20/30		68,000	708
1.600%, 03/20/33		85,000	812
1.500%, 03/20/33		85,000	800
Japan Government Two Year Bond	JPY
0.100%, 09/15/16		85,000	759
Kazakhstan Government International Bond
3.875%, 10/14/24 (A)		200	196

14	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Kenya Government International Bond
6.875%, 06/24/24 (A)	200	$213
KFW
2.125%, 01/17/23	150	147
2.000%, 10/04/22	250	244
1.875%, 04/01/19	525	531
0.500%, 07/15/16	900	900
Lebanon Government International Bond MTN
9.000%, 03/20/17	450	500
6.600%, 11/27/26	500	510
5.450%, 11/28/19	800	806
Lithuania Government International Bond
7.375%, 02/11/20	200	242
6.625%, 02/01/22 (A)	250	301
Mexico Government International Bond MTN
6.750%, 09/27/34	625	807
5.750%, 10/12/10	100	106
5.625%, 01/15/17	600	657
5.550%, 01/21/45	550	624
5.125%, 01/15/20	50	56
4.750%, 03/08/44	750	762
4.000%, 10/02/23	500	522
3.625%, 03/15/22	200	205
3.500%, 01/21/21	700	720
Mongolia Government International Bond MTN
5.125%, 12/05/22	200	178
Morocco Government International Bond
4.250%, 12/11/22 (A)	200	203
Nigeria Government International Bond
5.125%, 07/12/18	200	205
Oesterreichische Kontrollbank
0.750%, 12/15/16	150	150
Pakistan Government International Bond
7.250%, 04/15/19	250	258
Panama Government International Bond
6.700%, 01/26/36	200	251
5.200%, 01/30/20	350	387
4.300%, 04/29/53	200	180
4.000%, 09/22/24	250	256
Peruvian Government International Bond
8.750%, 11/21/33	150	231
7.350%, 07/21/25	250	331
7.125%, 03/30/19	100	120
6.550%, 03/14/37	300	383
5.625%, 11/18/50	100	113
Philippine Government International Bond
9.875%, 01/15/19	250	325
8.375%, 06/17/19	200	252
6.375%, 10/23/34	600	787
5.000%, 01/13/37	200	230
4.200%, 01/21/24	850	917
4.000%, 01/15/21	350	375

Description	Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Poland Government International Bond
6.375%, 07/15/19	650	$771
5.000%, 03/23/22	300	337
4.000%, 01/22/24	400	420
Province of British Columbia
2.000%, 10/23/22	125	121
Province of Manitoba Canada
3.050%, 05/14/24	100	102
Province of Ontario Canada
4.950%, 11/28/16	350	380
4.400%, 04/14/20	200	223
Province of Quebec Canada
7.500%, 09/15/29	200	290
3.500%, 07/29/20	250	268
Qatar Government International Bond
5.750%, 01/20/42 (A)	200	237
4.500%, 01/20/22 (A)	550	608
3.125%, 01/20/17 (A)	250	261
Republic of Belarus
8.950%, 01/26/18	100	108
Republic of Ghana
8.125%, 01/18/26	200	201
Republic of Honduras
8.750%, 12/16/20	200	228
Republic of Italy
6.875%, 09/27/23	100	127
Republic of Paraguay
4.625%, 01/25/23 (A)	200	204
Republic of Serbia
7.250%, 09/28/21	250	287
5.875%, 12/03/18	200	212
Romanian Government International Bond MTN
6.750%, 02/07/22 (A)	200	240
6.125%, 01/22/44 (A)	100	117
4.375%, 08/22/23 (A)	200	208
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	1,441	1,635
5.875%, 09/16/43 (A)	400	418
5.625%, 04/04/42 (A)	400	404
4.875%, 09/16/23 (A)	600	601
3.250%, 04/04/17 (A)	600	602
Senegal Government International Bond
6.250%, 07/30/24	200	198
South Africa Government International Bond
5.875%, 09/16/25	500	565
5.500%, 03/09/20	450	493
5.375%, 07/24/44	200	207
Sri Lanka Government International Bond
6.000%, 01/14/19	200	212
5.875%, 07/25/22 (A)	200	208
Svensk Exportkredit MTN
0.625%, 05/31/16	200	200

15	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Turkey Government International Bond
7.500%, 07/14/17		700	$788
6.875%, 03/17/36		850	1,028
6.750%, 04/03/18		300	335
6.625%, 02/17/45		450	539
6.000%, 01/14/41		200	222
5.750%, 03/22/24		1,200	1,325
5.625%, 03/30/21		700	766
Ukraine Government International Bond
9.250%, 07/24/17 (A)		500	455
7.800%, 11/28/22		500	433
6.250%, 06/17/16 (A)		250	223
United Kingdom Gilt	GBP
4.750%, 12/07/38		110	233
4.250%, 06/07/32		180	349
4.250%, 12/07/40		128	254
3.750%, 07/22/52		178	335
2.250%, 09/07/23		445	719
2.000%, 01/22/16		239	389
2.000%, 07/22/20		516	837
Uruguay Government International Bond
5.100%, 06/18/50		400	397
4.500%, 08/14/24		400	422
Venezuela Government International Bond
12.750%, 08/23/22		800	636
11.750%, 10/21/26		1,150	843
9.375%, 01/13/34		650	416
Vietnam Government International Bond
6.750%, 01/29/20		150	168
Zambia Government International Bond
8.500%, 04/14/24		200	228

Total Foreign Sovereign Bonds (Cost $73,313) ($ Thousands)			73,296

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FFCB
4.875%, 01/17/17		250	273
FHLB
5.500%, 07/15/36		225	297
0.375%, 02/19/16 to 06/24/16		1,250	1,250
FHLMC
6.250%, 07/15/32		300	422
4.750%, 01/19/16		250	263
2.375%, 01/13/22		250	252
1.375%, 05/01/20		750	730
1.000%, 03/08/17 to 07/28/17		1,200	1,204
0.875%, 10/14/16 to 03/07/18		1,100	1,094
FNMA
6.625%, 11/15/30		175	252
1.875%, 02/19/19		150	152
1.750%, 09/12/19		750	749
1.125%, 04/27/17		600	605

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.000%, 09/27/17	$800	$799
0.875%, 12/20/17	750	745
0.625%, 08/26/16	650	651
0.500%, 03/30/16	750	751
0.375%, 12/21/15	750	751
Tennessee Valley Authority
5.250%, 09/15/39	200	247
2.875%, 09/15/24	500	501

Total U.S. Government Agency Obligations (Cost $11,987) ($ Thousands)		11,988

MUNICIPAL BONDS — 0.6%
Bay Area, Toll Authority, RB
6.263%, 04/01/49	100	138
California State, GO
7.600%, 11/01/40	175	266
7.550%, 04/01/39	200	300
Illinois State, GO
5.100%, 06/01/33	200	196
4.950%, 06/01/23	100	104
4.350%, 06/01/18	100	105
Los Angeles, Unified School District, GO
5.750%, 07/01/34	200	247
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40	125	183
New York City, GO Callable 12/01/20 @ 100
6.646%, 12/01/31	200	237
Port Authority of New York & New Jersey, Build America Project, RB
4.458%, 10/01/62	200	201
Texas State, Build America Bonds, GO
5.517%, 04/01/39	200	256
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/30	200	237
University of California, RB
4.601%, 05/15/31	250	271

Total Municipal Bonds (Cost $2,624) ($ Thousands)		2,741

ASSET-BACKED SECURITIES — 0.4%
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl B
1.580%, 09/10/18	100	101
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A2
0.960%, 04/20/17	150	150
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/18	100	101
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/23	200	202

16	Adviser Managed Trust / Quarterly Report / October 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/21	$200	$201
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/18	270	270
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/17	260	260
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/22	300	292
TAL Advantage LLC, Ser 2006-1A
0.347%, 04/20/21 (A) (B)	9	9
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34 (B)	55	55
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/21	155	154

Total Asset-Backed Securities (Cost $1,802) ($ Thousands)		1,795

Total Investments — 99.4% (Cost $447,700)($ Thousands)††		$450,974

A list of the open forward foreign currency contracts held by the Fund at October 31, 2014, is as follows:

Settlement	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/25/14	CAD	711	USD	636	$5
11/25/14	EUR	6,237	USD	7,949	134
11/25/14	GBP	1,972	USD	3,184	32
11/25/14	JPY	1,209,518	USD	11,187	395
11/25/14	USD	34	EUR	27	(1)
11/25/14	USD	5	GBP	3	—

					$565

A list of the counterparties for the open forward foreign currency contracts held by the Fund at October 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(22,435)	$23,000	$565

For the period ended October 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $453,696 ($ Thousands).

(1)	In U.S. Dollars unless other wise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

‡	Real Estate Investment Trust.

††	At October 31, 2014, the tax basis cost of the Fund’s investments was $447,700 ($ Thousands), and the unrealized appreciation and depreciation were $4,717 ($ Thousands) and $(1,443) ($ Thousands) respectively.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC — Limited Liability Company

MTN — Medium Term Note

PIK — Payment-in-kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of October 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$127,598	$—	$127,598
Corporate Obligations	—	127,056	—	127,056
Mortgage-Backed Securities	—	106,500	—	106,500
Foreign Sovereign Bonds	—	73,296	—	73,296
U.S Government Agency Obligations	—	11,988	—	11,988
Municipal Bonds	—	2,741	—	2,741
Asset-Backed Securities	—	1,795	—	1,795

Total Investments in Securities	$—	$450,974	$—	$450,974

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts - appreciation*	$—	$566	$—	$566
Forwards Contracts - depreciation*	—	(1)	—	(1)

Total Other Financial Instruments	$—	$565	$—	$565

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended October 31, 2014, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For the period ended October 31, 2014, there were no Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

17	Adviser Managed Trust / Quarterly Report / October 31, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 29, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: December 29, 2014